                                                     Registration Nos. 333-17217
                                                                       811-07953


      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON May 30, 2000


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                    /x/
Pre-Effective Amendment No.                                               / /


Post-Effective Amendment No. 17                                           /x/
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                            /x/

Amendment No. 19                                                          /x/
(Check appropriate box or boxes)


                                EQ ADVISORS TRUST
                              (formerly 787 Trust)
               (Exact name of registrant as specified in charter)

                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

Registrant's Telephone Number, including area code: (212) 554-1234

                  Peter D. Noris, Executive Vice President and
                            Chief Investment Officer
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104
                     (Name and address of agent for service)

                  Please send copies of all communications to:

                                 Jane A. Kanter
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                           Washington, D.C. 20006-2401

It is proposed that this filing will become effective:


         immediately upon filing pursuant to paragraph (b)
---------
         on [date] pursuant to paragraph (b)
---------
         60 days after filing  pursuant to paragraph (a)
---------
         on [date] pursuant to paragraph (a) of Rule 485
---------
     X   75 days after filing pursuant to paragraph (a)
---------

EQ Advisors Trust (SM)

PROSPECTUS DATED SEPTEMBER 1, 2000
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This Prospectus describes four (4) Portfolios offered by EQ Advisors Trust and the Class IA shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Supplement and the Prospectus carefully before investing and keep it for future reference.




                              DOMESTIC PORTFOLIOS
                              -------------------

                        EQ/AXP New Dimensions Portfolio
                      EQ/AXP Strategy Aggressive Portfolio
                      EQ/Janus Large Cap Growth Portfolio
                             EQ/Mid Cap Portfolio

















-------------------------------------------------------------------------------

YOU SHOULD BE AWARE THAT THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE INVESTMENT MERIT OF THESE PORTFOLIOS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Supplement-Class A

Overview


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 EQ ADVISORS TRUST


 This Prospectus tells you about four (4) current Portfolios of EQ Advisors Trust ("Trust") and the Class IA shares offered by the Trust on behalf of each Portfolio. The Trust is an open-end management investment company. Each Portfolio is a separate series of the Trust with its own investment objective, investment strategies and risks, which are described in this Prospectus. Each of the current Portfolios of the Trust are diversified for purposes of the Investment Company Act of 1940, as amended ("1940 Act").


 The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contract" or collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and Equitable of Colorado, Inc. ("EOC") as well as insurance companies that are not affiliated with Equitable or EOC ("non-affiliated insurance companies") and to The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract.

 Equitable currently serves as the Manager of the Trust. In such capacity, Equitable currently has overall responsibility for the general management and administration of the Trust.

 Information about the Advisers for each Portfolio is contained in the description concerning that Portfolio in the section entitled "About the Investment Portfolios." The Manager has the ultimate responsibility to oversee each of the Advisers and to recommend their hiring, termination and replacement. Subject to approval by the Board of Trustees, the Manager has been granted relief by the Securities and Exchange Commission ("SEC") ("Multi-Manager Order") that enables the Manager without obtaining shareholder approval to: (i) select new or additional Advisers for each of the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers.

Table of contents


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
--------------------------------------------------
 1
 SUMMARY INFORMATION CONCERNING EQ
    ADVISORS TRUST                               4
--------------------------------------------------

--------------------------------------------------
 2
 ABOUT THE INVESTMENT PORTFOLIOS                 6
--------------------------------------------------
    DOMESTIC PORTFOLIOS                          8
       EQ/AXP New Dimensions Portfolio           8
       EQ/AXP Strategy Aggressive Portfolio     10
       EQ/Janus Large Cap Growth Portfolio      12
       EQ/Mid Cap Portfolio                     14
--------------------------------------------------

--------------------------------------------------
 3
 MORE INFORMATION ON PRINCIPAL RISKS            16
--------------------------------------------------

--------------------------------------------------
 4
 MANAGEMENT OF THE TRUST                        20
--------------------------------------------------
    The Trust                                   20
    The Manager                                 20
    Expense Limitation Agreement                21
    The Advisers                                21
    The Administrator                           22
    The Transfer Agent                          22
    Brokerage Practices                         22
    Brokerage Transactions with Affiliates      22
--------------------------------------------------

--------------------------------------------------
 5
 FUND DISTRIBUTION ARRANGEMENTS                 24
--------------------------------------------------

--------------------------------------------------
 6
 PURCHASE AND REDEMPTION                        25
--------------------------------------------------

--------------------------------------------------
 7
 HOW ASSETS ARE VALUED                          26
--------------------------------------------------

--------------------------------------------------
 8
 TAX INFORMATION                                27
--------------------------------------------------

--------------------------------------------------
 9
 PRIOR PERFORMANCE OF EACH ADVISER              28
--------------------------------------------------

1
Summary information concerning EQ Advisors Trust


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The following chart highlights the four (4) Portfolios described in this
Prospectus that you can choose as investment alternatives under your Contracts offered by Equitable or EOC. The chart and accompanying information identify each Portfolio's investment objective(s), principal investment strategies, and principal risks. "More Information on Principal Risks", which more fully describes each of the principal risks, is provided beginning on page 16.




--------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST DOMESTIC PORTFOLIOS
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PORTFOLIO                                INVESTMENT OBJECTIVE(S)
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
EQ/AXP NEW DIMENSIONS PORTFOLIO          Seeks long-term growth of capital.


--------------------------------------------------------------------------------------------------
EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO     Seeks long-term growth of capital.


--------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH PORTFOLIO      Seeks long-term growth of capital in a manner consistent
                                         with preservation of capital.

--------------------------------------------------------------------------------------------------
EQ/FIDELITY MID CAP PORTFOLIO            Seeks long-term growth of capital.


--------------------------------------------------------------------------------------------------


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
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PRINCIPAL INVESTMENT STRATEGIES                                 PRINCIPAL RISKS
-----------------------------------------------------------------------------------------------------------------------------
Common stocks of companies showing the potential for            General investment, growth investing and foreign securities
significant growth (often including securities of companies     risks.
operating in areas with dynamic economic and
technological changes occurring and foreign markets).
-----------------------------------------------------------------------------------------------------------------------------
Equity securities of growth companies the Adviser chooses       General investment, growth investing, small-cap and
based on: (i) considering opportunities and risks within        mid-cap company and foreign securities risks.
growing industries and new technologies; (ii) aggressive
growth prospects; and (iii) identification of small and
medium capitalization companies with effective
management, financial strength and competitive market
positions.
-----------------------------------------------------------------------------------------------------------------------------
Common stocks of growth companies with a large market           General investment, growth investing, fixed income, junk
capitalization.                                                 bond, foreign securities, derivatives and portfolio turnover risks.

-----------------------------------------------------------------------------------------------------------------------------
Common stocks of companies with medium market                   General investment, mid-cap company, growth investing,
capitalizations (similar to S&P MidCap 400), but also in        value investing, foreign securities, and portfolio turnover
companies with smaller or larger market capitalizations.        risks.
Investments may include growth or value stocks with both
growth and value characteristics.
-----------------------------------------------------------------------------------------------------------------------------


                                           ------------------- EQ Advisors Trust

2
About the investment portfolios



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 This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective.

 Please note that:

 o A fuller description of each of the principal risks is included in the section "More Information on Principal Risks," which follows the description of each Portfolio in this section of the Prospectus.

 o Additional information concerning each Portfolio's strategies, investments, and risks can also be found in the Trust's Statement of Additional Information.


 GENERAL INVESTMENT RISKS

 Each of the Portfolios is subject to the following risks:

 ASSET CLASS RISK: The returns from the types of securities in which a Portfolio invests may underperform returns from the various general securities markets or different asset classes.

 MARKET RISK: You could lose money over short periods due to fluctuation in a Portfolio's share price in reaction to stock or bond market movements, and over longer periods during extended market downturns.

 SECURITY SELECTION RISK: There is the possibility that the specific securities selected by a Portfolio's Adviser will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class.

 The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.

 THE BENCHMARKS

 The performance of each of the Trust's Portfolios as shown on the following pages compares each Portfolio's performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios' annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not representative of the actual return you would receive under your Contract.


 Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

 THE RUSSELL MIDCAP GROWTH INDEX is an unmanaged list of common stocks that measures the performance of the 800 smallest companies in the Russell 1000 Index representing approximately 35% of the total market capitalization of the Russell 1000 Index. (The Russell 1000 Index measures the performance of the 1,000 largest companies based on total market capitalization.) The Russell MidCap Growth Index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values. It is compiled by the Frank Russell Company.

 THE RUSSELL 1000 GROWTH INDEX is an unmanaged list of common stocks that measures the performance of Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately

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 92% of the total market capitalization of the Russell 3000 Index. The Russell
 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market). The Russell 1000 Growth Index is compiled by the Frank Russell Company.


 THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500") is an unmanaged weighted index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market. The S&P 500 returns reflect the reinvestment of dividends, if any, but do not reflect fees, brokerage commissions or other expenses of investing.


 THE STANDARD & POOR'S MIDCAP 400 INDEX ("S&P 400 MidCap") is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity, and industry group representation. The S&P 400 returns reflect the reinvestment of dividends, if any, but do not reflect fees, brokerage commissions or other expenses of investing.



                                           ------------------- EQ Advisors Trust

DOMESTIC PORTFOLIOS


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 EQ/AXP NEW DIMENSIONS PORTFOLIO

 INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

 THE INVESTMENT STRATEGY

 The Portfolio primarily invests in common stocks of companies showing the potential for significant growth. These companies often operate in areas where dynamic economic and technological changes are occurring. The Portfolio may also invest up to 30% of its total assets in foreign securities.

 The Portfolio's Adviser selects investments by:

 o identifying companies the Adviser believes have above-average long-term growth potential based on: effective management; financial strength; and competitive market position.

 o considering opportunities and risks with respect to interest rate and economic forecasts both domestically and abroad.

 In evaluating whether to sell a security, the Adviser considers, among other factors, whether:

 o  the security is overvalued relative to alternative investments;

 o  the company has met the Adviser's earnings and/or growth expectations;

 o  political, economic, or other events could affect the company's performance;

 o the Adviser wishes to minimize potential losses (i.e., in a market down-turn); and

 o  the Adviser identifies a more attractive opportunity.

 Although not a primary investment strategy, the Portfolio also may invest in other instruments, such as money market securities, preferred stocks, debt obligations (of any rating), and convertible securities. Additionally, the Portfolio may utilize derivative instruments (such as options and futures contracts) to produce incremental earnings, hedge existing positions and increase flexibility.

 When market or financial conditions warrant, the Portfolio may invest without limitation in money market securities for temporary or defensive purposes. During these times, the Portfolio may make frequent securities trades that could cause the Portfolio to incur additional transaction costs that could be passed through to shareholders. Such investment strategies could result in the Portfolio not achieving its investment objective.

 THE PRINCIPAL RISKS

 This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

 GROWTH INVESTING RISK: The Portfolio may use a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

 FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

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 PORTFOLIO PERFORMANCE

 The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

 WHO MANAGES THE PORTFOLIO

 AMERICAN EXPRESS FINANCIAL CORPORATION ("AEFC"), IDS Tower 10, Minneapolis, MN 55440-0010. AEFC has been the Adviser to the Portfolio since the Portfolio commenced operations. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. AEFC has provided financial services since 1894. In addition to offering mutual funds, its family of companies also offers insurance, annuities, investment certificates and a broad range of financial management services.

 GORDON FINES is principally responsible for the day-to-day management of the Portfolio. Mr. Fines, a Vice President and senior portfolio manager of AEFC, has been associated with AEFC since 1991.



                                           ------------------- EQ Advisors Trust

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 EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO

 INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

 THE INVESTMENT STRATEGY

 The Portfolio primarily invests in securities of growth companies. Under normal market conditions, at least 65% of the Portfolio's total assets are invested in equity securities. The selection of common stocks is the primary decision in building the investment portfolio.

 In pursuit of the Portfolio's goal, the Adviser chooses equity investments by:


 o considering opportunities and risks within growing industries and new technologies;

 o selecting companies that the Adviser believes have aggressive growth prospects; and

 o identifying small and medium capitalization companies with: effective management, financial strength, and competitive market position. Small and medium capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell MidCap Growth Index.

 In evaluating whether to sell a security, the Adviser considers, among other factors, whether:

 o  the security is overvalued relative to other potential investments;

 o  the security has reached the Adviser's price objective;

 o  the company's characteristics change;

 o  the company has met the Adviser's earnings and/or growth expectations;

 o  political, economic, or other events could affect the company's performance;

 o the Adviser wishes to minimize potential losses (i.e., in a market down-turn);

 o  the Adviser wishes to lock in profits;

 o  the Adviser identifies a more attractive investment opportunity; and

 o the company or the security continue to meet the other standards described above.

 Although not a primary investment strategy, the Portfolio also may invest in foreign securities (up to 25% of its total assets), money market securities, debt obligations (rated B or higher), derivative instruments (such as options and futures contracts), and convertible securities.

 When market or financial conditions warrant, the Portfolio may invest without limitation in money market instruments or investment grade debt obligations (rated BBB or higher) for temporary or defensive purposes. During these times, the Portfolio may make frequent securities trades that could cause the Portfolio to incur additional transaction costs that could be passed through to shareholders. Such investments strategies could result in the Portfolio not achieving its investment objective.

 THE PRINCIPAL RISKS

 This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

 GROWTH INVESTING RISK: The Portfolio may use a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

 SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in new or unseasoned small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or

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 technologies of such companies may be at a relatively early stage of development or not fully tested.

 FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

 PORTFOLIO PERFORMANCE

 The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

 WHO MANAGES THE PORTFOLIO

 AMERICAN EXPRESS FINANCIAL CORPORATION ("AEFC"), IDS Tower 10, Minneapolis, MN 55440-0010. AEFC has been the Adviser to the Portfolio since the Portfolio commenced operations. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. AEFC has provided financial services since 1894. In addition to offering mutual funds, its family of companies also offers insurance, annuities, investment certificates and a broad range of financial management services.

 LOUIS GIGLIO and SCOTT MULLINIX are principally responsible for the day-to-day management of the Portfolio. Mr. Giglio, portfolio manager, has been associated with AEFC since January 1994 as a senior equity analyst. Mr. Mullinix, associate portfolio manager, has been associated with AEFC since 1987.



                                           ------------------- EQ Advisors Trust

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 EQ/JANUS LARGE CAP GROWTH PORTFOLIO

 INVESTMENT OBJECTIVE: Seeks long-term growth of capital in a manner consistent with the preservation of capital.

 THE INVESTMENT STRATEGY

 The Portfolio invests in securities of growth-oriented companies. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of growth companies with a large market capitalization.

 The Adviser may invest substantially all of the Portfolio's assets in common stocks if the Adviser believes common stocks will appreciate in value. The Portfolio is diversified for purposes of the 1940 Act, however, it is highly concentrated.

 -------------------------------------------------------------------------------

 For purposes of this Portfolio, generally companies having a market capitalization greater than $10 billion are considered large companies.
 -------------------------------------------------------------------------------

 The Adviser applies a "bottom-up" approach in choosing investments, focusing on the financial condition and competitiveness of individual companies. The Adviser seeks to identify companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. If the Adviser is unable to find investments with earnings growth potential, a significant portfolio of the Portfolio's assets may be in cash or similar investments.

 The Portfolio may also invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. The Adviser will seek companies that meet its selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. In addition, the Portfolio may invest in high-yield/high-risk bonds (less than 35% of the Portfolio's total assets) and other debt securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes, or for non-hedging purposes, such as seeking to enhance return, and securities purchased on a when-issued, delayed delivery or forward commitment basis.

 THE PRINCIPAL RISKS

 This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

 JUNK BOND RISK: The Portfolio may invest up to 35% of its total assets in "junk bonds" or lower-rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Therefore, credit risk is particularly significant for this Portfolio. Junk bonds have speculative elements or are predominantly speculative credit risks. This Portfolio may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

 GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities markets.

 FIXED INCOME RISK: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest

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 rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

 DERIVATIVES RISK: Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include stock options, securities index options, currency options, forward currency exchange contracts, futures contracts, swaps and options on futures contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

 FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

 PORTFOLIO TURNOVER RISK: The Portfolio's turnover rate is likely to exceed 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs that could be passed through to shareholders.

 PORTFOLIO PERFORMANCE

 The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

 WHO MANAGES THE PORTFOLIO

 JANUS CAPITAL CORPORATION ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928. Janus has been the Adviser to the Portfolio since it commenced operations. Janus manages investment companies, private-label mutual funds and provides separate account advisory services for institutional accounts. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 82% of the outstanding voting stock of Janus, indirectly, through its wholly-owned subsidiary, Stillwell Financial, Inc. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. KCSI has announced its intention to spin-off its financial services subsidiaries, which it expects to occur in 2000.

 MARC PINTO is the Portfolio Manager responsible for the day-to-day management of the Portfolio. Mr. Pinto manages institutional separate accounts in the Large Cap Growth discipline and has also served as Assistant Portfolio Manager for certain Janus funds since joining Janus in 1994.



                                           ------------------- EQ Advisors Trust

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 EQ/MID CAP PORTFOLIO

 INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

 THE INVESTMENT STRATEGY

 The Adviser's principal investment strategies include:

 o Normally investing at least 65% of its total assets in common stocks of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

 o Potentially investing up to 35% of its total assets in companies with market capitalizations that are smaller or larger than those in the S&P MidCap
    400 Index.

 o  Investing in domestic and foreign issuers.

 o Investing in either "growth" stocks or "value" stocks or both. The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

 o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earning estimates and management.

 The Adviser may lend the Portfolio's securities to broker-dealers or other institutions to earn income for the Portfolio. The Adviser may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values If the Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

 When market or financial conditions warrant, the Portfolio may invest without limitation in preferred stocks and investment-grade debt instruments for temporary or defensive purposes. During these times, the Portfolio may make frequent securities trades that could cause the Portfolio to incur additional transaction costs that could be passed through to shareholders. Such investments could result in the Portfolio not achieving its investment objectives.

 THE PRINCIPAL RISKS

 This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

 MID-CAP COMPANY RISK: The Portfolio's investments in new or unseasoned mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.

 GROWTH INVESTING RISK: The Portfolio may use a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

 VALUE INVESTING: The Portfolio may also use a value-oriented approach to stock selection. Value investing is subject to the risk that a value stock's intrinsic value may never be fully recognized or realized by the market, or its

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  15
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 price may go down. There is also the risk that a stock judged to be undervalued may actually be appropriately priced.

 FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

 PORTFOLIO TURNOVER RISK: The Portfolio's turnover rate is likely to be over 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs that could be passed through to shareholders.

 PORTFOLIO PERFORMANCE

 The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

 WHO MANAGES THE PORTFOLIO

 FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), 82 Devonshire Street, Boston, MA 02109. FMR has been the Adviser to the Portfolio since the Portfolio commenced operations. FMR Corp., organized in 1972, is the ultimate parent company of FMR.

 DAVID FELMAN is principally responsible for the day-to-day management of the Portfolio. Mr. Felman, a Vice President and portfolio manager, has been associated with FMR since 1993.



                                           ------------------- EQ Advisors Trust

3
More information on principal risks


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  16
--------------------------------------------------------------------------------

 Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

 There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose principal value.

 GENERAL INVESTMENT RISKS: Each Portfolio is subject to the following risks:

 ASSET CLASS RISK: There is the possibility that the returns from the types of securities in which a Portfolio invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

 MARKET RISK: Each Portfolio's share price moves up and down over the short term in reaction to stock or bond market movements. This means that you could lose money over short periods, and perhaps over longer periods during extended market downturns.

 SECURITY SELECTION RISK: The Adviser(s) for each Portfolio rely on the insights of different specialists in making investment decisions based on the Portfolio's particular investment objective(s) and investment strategies. There is the possibility that the specific securities held by a Portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the Adviser's choice of portfolio securities.

 As indicated in "Summary Information Concerning EQ Advisors Trust" and "About the Investment Portfolios," a particular Portfolio may also be subject to the following risks:


 CONVERTIBLE SECURITIES RISK: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

 DERIVATIVES RISK: Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include stock options, securities index options, currency options, forward currency exchange contracts, futures contracts, swaps and options of futures contracts. Certain Portfolios can use derivatives involving the U.S. Government and foreign government securities and currencies. Investments in derivatives can significantly increase your exposure to market risk, or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

 FIXED INCOME RISK: To the extent that the Portfolio invests a substantial amount of its assets in fixed income securities, the Portfolio may be subject to the following risks:

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  17
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    CREDIT RISK: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio. Credit risk is particularly significant for the Portfolios, such as the Alliance Growth Investors Portfolio and the Alliance High Yield Portfolio, that invest a material portion of their assets in "JUNK BONDS" or lower-rated securities (i.e., rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality). These debt securities and similar unrated securities have speculative elements or are predominantly speculative credit risks. Portfolios such as the Alliance Growth Investors Portfolio and the Alliance High Yield Portfolio may also be subject to greater credit risk because they may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

    INTEREST RATE RISK: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

    INVESTMENT GRADE SECURITIES RISK: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

    JUNK BONDS OR LOWER RATED SECURITIES RISK: Bonds rated below investment grade by S&P and Moody's are speculative in nature, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are considered "below investment grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value.

 FOREIGN SECURITIES RISK: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:



                                           ------------------- EQ Advisors Trust

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   18
--------------------------------------------------------------------------------

    CURRENCY RISK: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio's investment in securities denominated in a foreign currency or may widen existing losses.


    EMERGING MARKET RISK: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.


    POLITICAL/ECONOMIC RISK: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio's foreign investments.

    REGULATORY RISK: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

    TRANSACTION COSTS RISK: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.


 GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

 LIQUIDITY RISK: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it can not sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

 PORTFOLIO TURNOVER RISK: Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause a Portfolio to incur additional transaction costs that could be passed through to shareholders.

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  19
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 SMALL-CAP AND MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

 VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

 The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.


                                           ------------------- EQ Advisors Trust

4
Management of the Trust



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--------------------------------------------------------------------------------

 This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section "About The Investment Portfolios."

 THE TRUST


 The Trust is organized as a Delaware business trust and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust issues shares of beneficial interest that are currently divided among forty-five (45) Portfolios, each of which has authorized Class IA and Class IB shares. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this prospectus.


 THE MANAGER

 The Equitable Life Assurance Society of the United States ("Equitable"), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. EQ Financial Consultants, Inc. ("EQFC") previously served as the Manager of the Trust, until September 17, 1999 when the Trust's Investment Management Agreement was transferred to Equitable. Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a subsidiary of AXA, a French insurance holding company.


 Subject to the supervision and direction of the Board of Trustees, the Manager has overall responsibility for the general management of the Trust. In the exercise of that responsibility and under the Multi-Manager Order, the Manager, without obtaining shareholder approval but subject to the review and approval by the Board of Trustees, may: (i) select new or additional Advisers for the Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers. The Manager also monitors each Adviser's investment program and results, reviews brokerage matters, and carries out the directives of the Board of Trustees. The Manager also supervises the provision of services by third parties such as the Trust's custodian.

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 The contractual management fee rates payable by the Trust are at the following annual percentages of the value of each Portfolio's average daily net assets:

CONTRACTUAL FEE UNDER MANAGEMENT AGREEMENT
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



------------------------------------------------------------------------------------------------------
                                   FIRST          NEXT           NEXT           NEXT
 EQUITY PORTFOLIOS              $1 BILLION     $1 BILLION     $3 BILLION     $5 BILLION     THEREAFTER
------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions              0.650%         0.600%         0.575%         0.550%         0.525%
EQ/AXP Strategy Aggressive         0.700%         0.650%         0.625%         0.600%         0.575%
EQ/Janus Large Cap Growth          0.900%         0.850%         0.825%         0.800%         0.775%
EQ/Mid Cap                         0.700%         0.650%         0.625%         0.600%         0.575%
------------------------------------------------------------------------------------------------------



 EXPENSE LIMITATION AGREEMENT

 In the interest of limiting until         expenses of each Portfolio, the
 Manager has entered into an amended and restated expense limitation agreement with the Trust with respect to the Portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions (other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940
 Act) are limited to the following respective expense ratios:

 EXPENSE LIMITATION PROVISIONS



-----------------------------------------------------
                                  TOTAL EXPENSES
                                 LIMITED TO (% OF
 PORTFOLIOS                      DAILY NET ASSETS)
-----------------------------------------------------
 EQ/AXP New Dimensions                  0.95%
 EQ/AXP Strategy Aggressive             1.00%
 EQ/Janus Large Cap Growth              1.20%
 EQ/Mid Cap                             1.00%
-----------------------------------------------------



Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless:
(i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and
(iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.


 The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five (5) fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

 THE ADVISERS

 Each Portfolio has one or more Advisers that furnish an investment program for the Portfolio (or portion thereof for which the entity serves as Adviser) pursuant to an investment advisory agreement with the Manager. Each


                                           ------------------- EQ Advisors Trust

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 Adviser makes investment decisions on behalf of the Portfolio (or portion thereof for which the entity serves as Adviser), places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser or the Manager and may perform certain limited related administrative functions in connection therewith.

 The Manager has received an exemptive order, the Multi-Manager Order, from the SEC that permits the Manager, subject to board approval and without the approval of shareholders to: (a) employ a new Adviser or additional Advisers for any Portfolio; (b) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (c) terminate and replace the Advisers without obtaining approval of the relevant Portfolio' s shareholders. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser"), such as Alliance, unless the investment advisory agreement with the Affiliated Adviser, including compensation, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in an information statement under Schedule 14C of the Securities Exchange Act of 1934 ("1934 Act").

 The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

 THE ADMINISTRATOR

 Pursuant to an agreement, Equitable currently serves as the Administrator to the Trust. As Administrator, Equitable provides the Trust with necessary administrative, fund accounting and compliance services, and makes available the office space, equipment, personnel and facilities required to provide such services to the Trust.

 Equitable may carry out its responsibilities either directly or through sub-contracting with third party service providers. For these services, the Trust pays Equitable $30,000 for each Portfolio, and a monthly fee at the annual rate of 0.04 of 1% of the first $3 billion of total Trust assets, 0.03 of 1% of the next $3 billion of the total Trust assets; 0.025 of 1% of the next $4 billion of the total Trust assets; and 0.0225% of 1% of the total Trust assets in excess of $10 billion.

 THE TRANSFER AGENT

 Equitable serves as the transfer agent and dividend disbursing agent of the Trust and receives no compensation for serving in such capacity.

 BROKERAGE PRACTICES

 In selecting brokers and dealers, in accordance with Section 28(e) of the 1934 Act, the Manager and each Adviser may consider research and brokerage services received by the Manager, the Advisers, the Trust or any Portfolio. Subject to seeking the most favorable net price and execution available, the Manager and each Adviser may also consider sales of shares of the Trust as a factor in the selection of brokers and dealers. Finally, at the discretion of the Board, the Trust may direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment or (ii) finance activities that are primarily intended to result in the sale of Trust shares.

 BROKERAGE TRANSACTIONS WITH AFFILIATES

 To the extent permitted by law, the Trust may engage in securities and other transactions with entities that may be affiliated with the Manager or the Advisers. The 1940 Act generally prohibits the Trust from engaging in principal

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  23
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 securities transactions with an affiliate of the Manager or the Advisers unless pursuant to an exemptive order from the SEC. For these purposes, however, the Trust has considered this issue and believes, based upon advice of counsel, that a broker-dealer affiliate of an Adviser to one Portfolio should not be treated as an affiliate of an Adviser to another Portfolio for which such Adviser does not provide investment advice in whole or in part. The Trust has adopted procedures that are reasonably designed to provide that any commission it pays to affiliates of the Manager or Advisers does not exceed the usual and customary broker's commission. The Trust has also adopted procedures permitting it to purchase securities, under certain restrictions prescribed by a rule under the 1940 Act, in a public offering in which an affiliate of the Manager or Advisers is an underwriter.


                                           ------------------- EQ Advisors Trust

5
Fund distribution arrangements


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  24
--------------------------------------------------------------------------------

 The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC ("AXA Advisors") serves as one of the distributors for the Class IA shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IB shares. Equitable Distributors, Inc. ("EDI") serves as the other distributor for the Class IA shares of the Trust as well as the Class IB shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and EDI are affiliates of Equitable. Both AXA Advisors and EDI are registered as broker-dealers under the 1934 Act and are members of the National Association of Securities Dealers, Inc.

 The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Trust's Class IB shares. Under the Class IB Distribution Plan the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio's average daily net assets. Over time, the fees will increase your cost of investing and may cost you more than other types of charges.

6
Purchase and redemption


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  25
--------------------------------------------------------------------------------

 The price at which a purchase or redemption is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust.


 Net asset value per share is calculated for purchases and redemption of shares of each Portfolio by dividing the value of total Portfolio assets, less liabilities (including Trust expenses and class related expenses, which are accrued daily), by the total number of outstanding shares of that Portfolio. The net asset value per share of each Portfolio is determined each business day at 4:00 p.m. Eastern time. Net asset value per share is not calculated on days on which the New York Stock Exchange ("NYSE") is closed for trading.

 Portfolios that invest a significant portion of their assets in foreign securities may experience changes in their net asset value on days when a shareholder may not purchase or redeem shares of that Portfolio because foreign securities (other than depositary receipts) are valued at the close of business in the applicable foreign country.

 All shares are purchased and redeemed in accordance with the Trust's Amended and Restated Declaration of Trust and By-Laws. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for each Portfolio. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders.

 The Trust may suspend redemption, if permitted by the 1940 Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders. If the Board of Trustees determines that it would be detrimental to the best interest of the Trust's remaining shareholders to make payment in cash, the Trust may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

 You should note that the Trust is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Trust's Portfolios. Market timing strategies are disruptive to the Trust's Portfolios. If we determine that your transfer patterns among the Trust's Portfolios reflect a market timing strategy, we reserve the right to take action including, but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

7
How assets are valued


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 Values are determined according to accepted practices and all laws and regulations that apply. The assets of each Portfolio are generally valued as follows:

 o Stocks and debt securities which mature in more than 60 days are valued on the basis of market quotations.

 o Foreign securities not traded directly, including depositary receipts, in the United States are valued at representative quoted prices in the currency in the country of origin. Foreign currency is converted into United States dollar equivalents at current exchange rates. Because foreign markets may be open at different times than the NYSE, the value of a Portfolio's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Portfolios' foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments may be valued at their fair value.

 o Short-term debt securities in the Portfolios, which mature in 60 days or less are valued at amortized cost, which approximates market value.

 o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the Valuation Committee of the Board of Trustees of the Trust using its best judgment.

8
Tax information


------
  27
--------------------------------------------------------------------------------

 Each Portfolio of the Trust is a separate regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (Portfolio) level. They pass through their income and gains to their shareholders by paying dividends. Their shareholders include this income on their respective tax returns. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, calculation of income, and dividend payment requirements. Although the Trust intends that it and each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, that could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes which could reduce the investment performance of the Portfolio.

 It is important for each Portfolio to maintain its federal income tax regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable federal income tax investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance contracts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Administrator therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

9
Prior performance of each adviser


------
  28
--------------------------------------------------------------------------------


 The following table provides information concerning the historical performance of another registered investment company (or series), account or other institutional private accounts managed by each Adviser that has investment objectives, policies, strategies and risks substantially similar to those of the respective Portfolio(s) of the Trust for which it serves as Adviser. The data is provided to illustrate the past performance of each Adviser in managing a substantially similar investment vehicle as measured against specified market indices. This data does not represent the past performance of any of the Portfolios or the future performance of any Portfolio or its Adviser. Consequently, potential investors should not consider this performance data as an indication of the future performance of any Portfolio of the Trust or of its Adviser and should not confuse this performance data with performance data for each of the Trust's Portfolios, which is shown for each Portfolio that has at least one full year of operations under the caption "ABOUT THE INVESTMENT PORTFOLIOS."

 Each Adviser's performance data shown below for other registered investment companies (or series thereof) was calculated in accordance with standards prescribed by the SEC for the calculation of average annual total return information for registered investment companies. Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses. In each such instance, the share prices and investment returns will fluctuate, reflecting market conditions as well as changes in company-specific fundamentals of portfolio securities.

 Composite performance data relating to the historical performance of institutional private accounts as well as registered investment companies managed by Janus was calculated on a total return basis and includes all losses. The total returns for the Janus LargeCap Growth Composite reflect the deduction of all fees assessed paid by the private accounts and investment companies. The includes all accounts with assets above $5 million for which Janus has discretionary authority, including mutual funds. Accounts enter the composite upon the first full quarter under management in which assets exceed the stated minimum. Prior to 1995, all discretionary accounts were included in the appropriate composite, regardless of asset size, and there has been no restatement of pre-1995 performance. As of March 31, 2000 the LargeCap Growth Composite included 57 accounts and assets of $5,129.5 million, which represented 1.62% of total assets under management. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The institutional private accounts that are included in the LargeCap Growth Composite are not subject to the same types of expenses to which the relevant Portfolio is subject or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the LargeCap Growth Composite could have been adversely affected if the institutional private accounts included in the LargeCap Growth Composite had been regulated as investment companies under the federal securities laws.

 The investment results presented below are unaudited. For more information on the specified market indices used below, see the section "The Benchmarks." The name of the other fund or account managed by the adviser is shown in BOLD. The name of the Trust Portfolio is shown in (parentheses). The name of the benchmark is shown in italics.

------
  29
--------------------------------------------------------------------------------


ANNUAL RATES OF RETURN OF OTHER FUNDS OR ACCOUNTS
MANAGED BY ADVISERS AS OF [12/31/99]



-----------------------------------------------------------------------------------------
                                             1      5       10      SINCE       INCEPTION
                                            YEAR   YEARS   YEARS   INCEPTION      DATE
-----------------------------------------------------------------------------------------
OTHER FUND OR ACCOUNT MANAGED BY ADVISER
(EQAT Portfolio)
-----------------------------------------------------------------------------------------
  Benchmark
-----------------------------------------------------------------------------------------
AXP NEW DIMENSIONS FUND
(EQ/AXP New Dimensions Portfolio)
-----------------------------------------------------------------------------------------
  Russell 1000 Growth Index1
-----------------------------------------------------------------------------------------
AXP STRATEGY AGGRESSIVE FUND2
(EQ/AXP Strategy Aggressive Portfolio)
-----------------------------------------------------------------------------------------
  Russell MidCap Growth Index3
-----------------------------------------------------------------------------------------
FIDELITY [     ] FUND
(EQ/Mid Cap Portfolio)
-----------------------------------------------------------------------------------------
  S&P MidCap 400 Index3
-----------------------------------------------------------------------------------------
JANUS LARGECAP GROWTH COMPOSITE
(EQ/Janus Large Cap Growth Portfolio)
-----------------------------------------------------------------------------------------
  Russell 1000 Growth Index1
-----------------------------------------------------------------------------------------



1 THE RUSSELL 1000 GROWTH INDEX is an unmanaged list of common stocks that measures the performance of Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market). The Russell 1000 Growth Index does not include fees or operating expenses and is not available for actual investment. It is compiled by the Frank Russell Company.

2  [ADDITIONAL INFORMATION ABOUT RELEVANT CLASS TO BE ADDED].

3 THE STANDARD & POOR'S MIDCAP 400 INDEX ("S&P 400 MidCap") is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity, and industry group representation. The S&P 400 MidCap reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

4 The Russell MidCap Growth Index is an unmanaged index (with no defined investment objective) measuring the performance of those Russell MidCap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The index does not include fees or operating expenses and is not available for actual investment. It is compiled by the Frank Russell Company.



                                           ------------------- EQ Advisors Trust

EQ Advisors Trust(Service Mark)

PROSPECTUS DATED SEPTEMBER 1, 2000

-----
  1
--------------------------------------------------------------------------------


This Prospectus describes four (4) Portfolios offered by EQ Advisors Trust and the Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Supplement and the Prospectus carefully before investing and keep it for future reference.





                              DOMESTIC PORTFOLIOS
                              -------------------

                        EQ/AXP New Dimensions Portfolio
                      EQ/AXP Strategy Aggressive Portfolio
                      EQ/Janus Large Cap Growth Portfolio
                             EQ/Mid Cap Portfolio
















-------------------------------------------------------------------------------

YOU SHOULD BE AWARE THAT THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE INVESTMENT MERIT OF THESE PORTFOLIOS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Supplement-Class B

Overview

-----
  2
--------------------------------------------------------------------------------

EQ ADVISORS TRUST


This Prospectus tells you about four (4) current Portfolios of EQ Advisors Trust ("Trust") and the Class IB shares offered by the Trust on behalf of each Portfolio. The Trust is an open-end management investment company. Each Portfolio is a separate series of the Trust with its own investment objective, investment strategies and risks, which are described in this Prospectus. Each of the current Portfolios of the Trust are diversified for purposes of the Investment Company Act of 1940, as amended ("1940 Act").


The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contract" or collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and Equitable of Colorado, Inc. ("EOC") as well as insurance companies that are not affiliated with Equitable or EOC ("non-affiliated insurance companies") and to The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract.

Equitable currently serves as the Manager of the Trust. In such capacity, Equitable currently has overall responsibility for the general management and administration of the Trust.

Information about the Advisers for each Portfolio is contained in the description concerning that Portfolio in the section entitled "About the Investment Portfolios." The Manager has the ultimate responsibility to oversee each of the Advisers and to recommend their hiring, termination and replacement. Subject to approval by the Board of Trustees, the Manager has been granted relief by the Securities and Exchange Commission ("SEC") ("Multi-Manager Order") that enables the Manager without obtaining shareholder approval to: (i) select new or additional Advisers for each of the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers.

Table of contents

-----
  3
--------------------------------------------------------------------------------



---------------------------------------------------
 1
 SUMMARY INFORMATION CONCERNING EQ
    ADVISORS TRUST                               4
---------------------------------------------------
 2
 ABOUT THE INVESTMENT PORTFOLIOS                 6
---------------------------------------------------
    DOMESTIC PORTFOLIOS                          8
       EQ/AXP New Dimensions Portfolio           8
       EQ/AXP Strategy Aggressive Portfolio     10
       EQ/Janus Large Cap Growth Portfolio      12
       EQ/Mid Cap Portfolio                     14
---------------------------------------------------
 3
 MORE INFORMATION ON PRINCIPAL RISKS            16
---------------------------------------------------
 4
 MANAGEMENT OF THE TRUST                        20
---------------------------------------------------
    The Trust                                   20
    The Manager                                 20
    Expense Limitation Agreement                21
    The Advisers                                21
    The Administrator                           22
    The Transfer Agent                          22
    Brokerage Practices                         22
    Brokerage Transactions with Affiliates      22
---------------------------------------------------
 5
 FUND DISTRIBUTION ARRANGEMENTS                 24
---------------------------------------------------
 6
 PURCHASE AND REDEMPTION                        25
---------------------------------------------------
 7
 HOW ASSETS ARE VALUED                          26
---------------------------------------------------
 8
 TAX INFORMATION                                27
---------------------------------------------------
 9
 PRIOR PERFORMANCE OF EACH ADVISER              28
---------------------------------------------------

1
Summary information concerning EQ Advisors Trust

-----
  4
--------------------------------------------------------------------------------


The following chart highlights the four (4) Portfolios described in this Prospectus that you can choose as investment alternatives under your Contracts offered by Equitable or EOC. The chart and accompanying information identify each Portfolio's investment objective(s), principal investment strategies, and principal risks. "More Information on Principal Risks", which more fully describes each of the principal risks, is provided beginning on page 16.



--------------------------------------------------------------------------------
EQ ADVISORS TRUST DOMESTIC PORTFOLIOS
--------------------------------------------------------------------------------
PORTFOLIO                                INVESTMENT OBJECTIVE(S)
--------------------------------------------------------------------------------
EQ/AXP NEW DIMENSIONS PORTFOLIO          Seeks long-term growth of capital.



--------------------------------------------------------------------------------
EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO     Seeks long-term growth of capital.






--------------------------------------------------------------------------------
EQ/JANUS                                 LARGE CAP GROWTH PORTFOLIO Seeks
                                         long-term growth of capital in a manner
                                         consistent with preservation of
                                         capital.

--------------------------------------------------------------------------------
EQ/FIDELITY MID CAP PORTFOLIO            Seeks long-term growth of capital.




--------------------------------------------------------------------------------

-----
  5
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES                                 PRINCIPAL RISKS
-----------------------------------------------------------------------------------------------------------------------------
Common stocks of companies showing the potential for            General investment, growth investing and foreign securities
significant growth (often including securities of companies     risks.
operating in areas with dynamic economic and
technological changes occurring and foreign markets).
-----------------------------------------------------------------------------------------------------------------------------
Equity securities of growth companies the Adviser chooses       General investment, growth investing, small-cap and
based on: (i) considering opportunities and risks within        mid-cap company and foreign securities risks.
growing industries and new technologies; (ii) aggressive
growth prospects; and (iii) identification of small and
medium capitalization companies with effective
management, financial strength and competitive market
positions.
-----------------------------------------------------------------------------------------------------------------------------
Common stocks of growth companies with a large market           General investment, growth investing, fixed income, junk
capitalization.                                                 bond, foreign securities, derivatives and portfolio turnover risks.

-----------------------------------------------------------------------------------------------------------------------------
Common stocks of companies with medium market                   General investment, mid-cap company, growth investing,
capitalizations (similar to S&P MidCap 400), but also in        value investing, foreign securities, and portfolio turnover
companies with smaller or larger market capitalizations.        risks.
Investments may include growth or value stocks with both
growth and value characteristics.
-----------------------------------------------------------------------------------------------------------------------------


                                          -------------------- EQ Advisors Trust

2
About the investment portfolios

-----
  6
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective.

Please note that:

o A fuller description of each of the principal risks is included in the section "More Information on Principal Risks," which follows the description of each Portfolio in this section of the Prospectus.

o Additional information concerning each Portfolio's strategies, investments, and risks can also be found in the Trust's Statement of Additional Information.

GENERAL INVESTMENT RISKS

Each of the Portfolios is subject to the following risks:

ASSET CLASS RISK: The returns from the types of securities in which a Portfolio invests may underperform returns from the various general securities markets or different asset classes.

MARKET RISK: You could lose money over short periods due to fluctuation in a Portfolio's share price in reaction to stock or bond market movements, and over longer periods during extended market downturns.

SECURITY SELECTION RISK: There is the possibility that the specific securities selected by a Portfolio's Adviser will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class.

The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.

THE BENCHMARKS

The performance of each of the Trust's Portfolios as shown on the following pages compares each Portfolio's performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios' annualized rates of return are net of:
(i) its investment management fees; and (ii) its other expenses. These rates are not representative of the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.


THE RUSSELL MIDCAP GROWTH INDEX is an unmanaged list of common stocks that measures the performance of the 800 smallest companies in the Russell 1000 Index representing approximately 35% of the total market capitalization of the Russell 1000 Index. (The Russell 1000 Index measures the performance of the 1,000 largest companies based on total market capitalization.) The Russell MidCap Growth Index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values. It is compiled by the Frank Russell Company.

THE RUSSELL 1000 GROWTH INDEX is an unmanaged list of common stocks that measures the performance of Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately

-----
  7
--------------------------------------------------------------------------------


92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market). The Russell 1000 Growth Index is compiled by the Frank Russell Company.


THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500") is an unmanaged weighted index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market. The S&P 500 returns reflect the reinvestment of dividends, if any, but do not reflect fees, brokerage commissions or other expenses of investing.

THE STANDARD & POOR'S MIDCAP 400 INDEX ("S&P 400 MidCap") is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity, and industry group representation. The S&P 400 returns reflect the reinvestment of dividends, if any, but do not reflect fees, brokerage commissions or other expenses of investing.


                                          -------------------- EQ Advisors Trust

DOMESTIC PORTFOLIOS

-----
  8
--------------------------------------------------------------------------------

EQ/AXP NEW DIMENSIONS PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio primarily invests in common stocks of companies showing the potential for significant growth. These companies often operate in areas where dynamic economic and technological changes are occurring. The Portfolio may also invest up to 30% of its total assets in foreign securities.

The Portfolio's Adviser selects investments by:

o identifying companies the Adviser believes have above-average long-term growth potential based on: effective management; financial strength; and competitive market position.

o considering opportunities and risks with respect to interest rate and economic forecasts both domestically and abroad.

In evaluating whether to sell a security, the Adviser considers, among other factors, whether:

o    the security is overvalued relative to alternative investments;

o    the company has met the Adviser's earnings and/or growth expectations;

o political, economic, or other events could affect the company's performance;


o the Adviser wishes to minimize potential losses (i.e., in a market down-turn); and

o    the Adviser identifies a more attractive opportunity.

Although not a primary investment strategy, the Portfolio also may invest in other instruments, such as money market securities, preferred stocks, debt obligations (of any rating), and convertible securities. Additionally, the Portfolio may utilize derivative instruments (such as options and futures contracts) to produce incremental earnings, hedge existing positions and increase flexibility.

When market or financial conditions warrant, the Portfolio may invest without limitation in money market securities for temporary or defensive purposes. During these times, the Portfolio may make frequent securities trades that could cause the Portfolio to incur additional transaction costs that could be passed through to shareholders. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: The Portfolio may use a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

-----
  9
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

WHO MANAGES THE PORTFOLIO

AMERICAN EXPRESS FINANCIAL CORPORATION ("AEFC"), IDS Tower 10, Minneapolis, MN 55440-0010. AEFC has been the Adviser to the Portfolio since the Portfolio commenced operations. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. AEFC has provided financial services since 1894. In addition to offering mutual funds, its family of companies also offers insurance, annuities, investment certificates and a broad range of financial management services.

GORDON FINES is principally responsible for the day-to-day management of the Portfolio. Mr. Fines, a Vice President and senior portfolio manager of AEFC, has been associated with AEFC since 1991.


                                          -------------------- EQ Advisors Trust

------
  10
--------------------------------------------------------------------------------

EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio primarily invests in securities of growth companies. Under normal market conditions, at least 65% of the Portfolio's total assets are invested in equity securities. The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Portfolio's goal, the Adviser chooses equity investments by:

o considering opportunities and risks within growing industries and new technologies;

o selecting companies that the Adviser believes have aggressive growth prospects; and

o identifying small and medium capitalization companies with: effective management, financial strength, and competitive market position. Small and medium capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell MidCap Growth Index.

In evaluating whether to sell a security, the Adviser considers, among other factors, whether:

o    the security is overvalued relative to other potential investments;

o    the security has reached the Adviser's price objective;

o    the company's characteristics change;

o    the company has met the Adviser's earnings and/or growth expectations;

o political, economic, or other events could affect the company's performance;

o the Adviser wishes to minimize potential losses (i.e., in a market down-turn);

o    the Adviser wishes to lock in profits;

o    the Adviser identifies a more attractive investment opportunity; and

o the company or the security continue to meet the other standards described above.

Although not a primary investment strategy, the Portfolio also may invest in foreign securities (up to 25% of its total assets), money market securities, debt obligations (rated B or higher), derivative instruments (such as options and futures contracts), and convertible securities.

When market or financial conditions warrant, the Portfolio may invest without limitation in money market instruments or investment grade debt obligations (rated BBB or higher) for temporary or defensive purposes. During these times, the Portfolio may make frequent securities trades that could cause the Portfolio to incur additional transaction costs that could be passed through to shareholders. Such investments strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: The Portfolio may use a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in new or unseasoned small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or

------
  11
--------------------------------------------------------------------------------

technologies of such companies may be at a relatively early stage of development or not fully tested.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

WHO MANAGES THE PORTFOLIO

AMERICAN EXPRESS FINANCIAL CORPORATION ("AEFC"), IDS Tower 10, Minneapolis, MN 55440-0010. AEFC has been the Adviser to the Portfolio since the Portfolio commenced operations. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. AEFC has provided financial services since 1894. In addition to offering mutual funds, its family of companies also offers insurance, annuities, investment certificates and a broad range of financial management services.

LOUIS GIGLIO and SCOTT MULLINIX are principally responsible for the day-to-day management of the Portfolio. Mr. Giglio, portfolio manager, has been associated with AEFC since January 1994 as a senior equity analyst. Mr. Mullinix, associate portfolio manager, has been associated with AEFC since 1987.


                                          -------------------- EQ Advisors Trust

------
  12
--------------------------------------------------------------------------------

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital in a manner consistent with the preservation of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in securities of growth-oriented companies. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of growth companies with a large market capitalization.


The Adviser may invest substantially all of the Portfolio's assets in common stocks if the Adviser believes common stocks will appreciate in value. The Portfolio is diversified for purposes of the 1940 Act, however, it is highly concentrated.

--------------------------------------------------------------------------------
 For purposes of this Portfolio, generally companies having a market capitalization greater than $10 billion are considered large companies.
--------------------------------------------------------------------------------


The Adviser applies a "bottom-up" approach in choosing investments, focusing on the financial condition and competitiveness of individual companies. The Adviser seeks to identify companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. If the Adviser is unable to find investments with earnings growth potential, a significant portfolio of the Portfolio's assets may be in cash or similar investments.

The Portfolio may also invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. The Adviser will seek companies that meet its selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. In addition, the Portfolio may invest in high-yield/high-risk bonds (less than 35% of the Portfolio's total assets) and other debt securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes, or for non-hedging purposes, such as seeking to enhance return, and securities purchased on a when-issued, delayed delivery or forward commitment basis.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:


JUNK BOND RISK: The Portfolio may invest up to 35% of its total assets in "junk bonds" or lower-rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Therefore, credit risk is particularly significant for this Portfolio. Junk bonds have speculative elements or are predominantly speculative credit risks. This Portfolio may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities markets.

FIXED INCOME RISK: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with

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longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.


DERIVATIVES RISK: Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include stock options, securities index options, currency options, forward currency exchange contracts, futures contracts, swaps and options on futures contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO TURNOVER RISK: The Portfolio's turnover rate is likely to exceed 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs that could be passed through to shareholders.

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

WHO MANAGES THE PORTFOLIO

JANUS CAPITAL CORPORATION ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928. Janus has been the Adviser to the Portfolio since it commenced operations. Janus manages investment companies, private-label mutual funds and provides separate account advisory services for institutional accounts. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 82% of the outstanding voting stock of Janus, indirectly, through its wholly-owned subsidiary, Stillwell Financial, Inc. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. KCSI has announced its intention to spin-off its financial services subsidiaries, which it expects to occur in 2000.

MARC PINTO is the Portfolio Manager responsible for the day-to-day management of the Portfolio. Mr. Pinto manages institutional separate accounts in the Large Cap Growth discipline and has also served as Assistant Portfolio Manager for certain Janus funds since joining Janus in 1994.


                                          -------------------- EQ Advisors Trust

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  14
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EQ/MID CAP PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser's principal investment strategies include:

o Normally investing at least 65% of its total assets in common stocks of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

o Potentially investing up to 35% of its total assets in companies with market capitalizations that are smaller or larger than those in the S&P MidCap 400 Index.

o    Investing in domestic and foreign issuers.

o Investing in either "growth" stocks or "value" stocks or both. The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earning estimates and management.

The Adviser may lend the Portfolio's securities to broker-dealers or other institutions to earn income for the Portfolio. The Adviser may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values If the Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

When market or financial conditions warrant, the Portfolio may invest without limitation in preferred stocks and investment-grade debt instruments for temporary or defensive purposes. During these times, the Portfolio may make frequent securities trades that could cause the Portfolio to incur additional transaction costs that could be passed through to shareholders. Such investments could result in the Portfolio not achieving its investment objectives.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

MID-CAP COMPANY RISK: The Portfolio's investments in new or unseasoned mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.

GROWTH INVESTING RISK: The Portfolio may use a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

VALUE INVESTING: The Portfolio may also use a value-oriented approach to stock selection. Value investing is subject to the risk that a value stock's intrinsic value may never be fully recognized or realized by the market, or its

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price may go down. There is also the risk that a stock judged to be undervalued may actually be appropriately priced.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO TURNOVER RISK: The Portfolio's turnover rate is likely to be over 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs that could be passed through to shareholders.

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 1, 2000. Therefore, no prior performance information is available.

WHO MANAGES THE PORTFOLIO

FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), 82 Devonshire Street, Boston, MA 02109. FMR has been the Adviser to the Portfolio since the Portfolio commenced operations. FMR Corp., organized in 1972, is the ultimate parent company of FMR.

DAVID FELMAN is principally responsible for the day-to-day management of the Portfolio. Mr. Felman, a Vice President and portfolio manager, has been associated with FMR since 1993.


                                          -------------------- EQ Advisors Trust

3
More information on principal risks

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Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose principal value.

GENERAL INVESTMENT RISKS: Each Portfolio is subject to the following risks:

ASSET CLASS RISK: There is the possibility that the returns from the types of securities in which a Portfolio invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

MARKET RISK: Each Portfolio's share price moves up and down over the short term in reaction to stock or bond market movements. This means that you could lose money over short periods, and perhaps over longer periods during extended market downturns.

SECURITY SELECTION RISK: The Adviser(s) for each Portfolio rely on the insights of different specialists in making investment decisions based on the Portfolio's particular investment objective(s) and investment strategies. There is the possibility that the specific securities held by a Portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the Adviser's choice of portfolio securities.

As indicated in "Summary Information Concerning EQ Advisors Trust" and "About the Investment Portfolios," a particular Portfolio may also be subject to the following risks:

CONVERTIBLE SECURITIES RISK: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

DERIVATIVES RISK: Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include stock options, securities index options, currency options, forward currency exchange contracts, futures contracts, swaps and options of futures contracts. Certain Portfolios can use derivatives involving the U.S. Government and foreign government securities and currencies. Investments in derivatives can significantly increase your exposure to market risk, or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.


FIXED INCOME RISK: To the extent that the Portfolio invests a substantial amount of its assets in fixed income securities, the Portfolio may be subject to the following risks:

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     CREDIT RISK: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio. Credit risk is particularly significant for the Portfolios, such as the Alliance Growth Investors Portfolio and the Alliance High Yield Portfolio, that invest a material portion of their assets in "Junk Bonds" or lower-rated securities (i.e., rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality). These debt securities and similar unrated securities have speculative elements or are predominantly speculative credit risks. Portfolios such as the Alliance Growth Investors Portfolio and the Alliance High Yield Portfolio may also be subject to greater credit risk because they may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

     INTEREST RATE RISK: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

     INVESTMENT GRADE SECURITIES RISK: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

     JUNK BONDS OR LOWER RATED SECURITIES RISK: Bonds rated below investment grade by S&P and Moody's are speculative in nature, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are considered "below investment grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value.


FOREIGN SECURITIES RISK: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

                                          -------------------- EQ Advisors Trust

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     CURRENCY RISK: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio's investment in securities denominated in a foreign currency or may widen existing losses.

     EMERGING MARKET RISK: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

     POLITICAL/ECONOMIC RISK: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio's foreign investments.

     REGULATORY RISK: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

     TRANSACTION COSTS RISK: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

LIQUIDITY RISK: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it can not sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

PORTFOLIO TURNOVER RISK: Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause a Portfolio to incur additional transaction costs that could be passed through to shareholders.

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SMALL-CAP AND MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.


                                          -------------------- EQ Advisors Trust

4
Management of the Trust

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This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section "About The Investment Portfolios."

THE TRUST

The Trust is organized as a Delaware business trust and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust issues shares of beneficial interest that are currently divided among forty-five (45) Portfolios, each of which has authorized Class IA and Class IB shares. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this prospectus.

THE MANAGER

The Equitable Life Assurance Society of the United States ("Equitable"), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. EQ Financial Consultants, Inc. ("EQFC") previously served as the Manager of the Trust, until September 17, 1999 when the Trust's Investment Management Agreement was transferred to Equitable. Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a subsidiary of AXA, a French insurance holding company.

Subject to the supervision and direction of the Board of Trustees, the Manager has overall responsibility for the general management of the Trust. In the exercise of that responsibility and under the Multi-Manager Order, the Manager, without obtaining shareholder approval but subject to the review and approval by the Board of Trustees, may: (i) select new or additional Advisers for the Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers. The Manager also monitors each Adviser's investment program and results, reviews brokerage matters, and carries out the directives of the Board of Trustees. The Manager also supervises the provision of services by third parties such as the Trust's custodian.

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The contractual management fee rates payable by the Trust are at the following annual percentages of the value of each Portfolio's average daily net assets:

CONTRACTUAL FEE UNDER MANAGEMENT AGREEMENT
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

--------------------------------------------------------------------------------------------------------
                                   FIRST          NEXT           NEXT           NEXT
 EQUITY PORTFOLIOS              $1 BILLION     $1 BILLION     $3 BILLION     $5 BILLION     THEREAFTER
--------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions              0.650%         0.600%         0.575%         0.550%         0.525%
EQ/AXP Strategy Aggressive         0.700%         0.650%         0.625%         0.600%         0.575%
EQ/Janus Large Cap Growth          0.900%         0.850%         0.825%         0.800%         0.775%
EQ/Mid Cap                         0.700%         0.650%         0.625%         0.600%         0.575%
--------------------------------------------------------------------------------------------------------

EXPENSE LIMITATION AGREEMENT


In the interest of limiting until                    expenses of each Portfolio,
the Manager has entered into an amended and restated expense limitation agreement with the Trust with respect to the Portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions (other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) are limited to the following respective expense ratios:


EXPENSE LIMITATION PROVISIONS


---------------------------------------------------
                                  TOTAL EXPENSES
                                 LIMITED TO (% OF
 PORTFOLIOS                      DAILY NET ASSETS)
---------------------------------------------------
 EQ/AXP New Dimensions                  0.95%
 EQ/AXP Strategy Aggressive             1.00%
 EQ/Janus Large Cap Growth              1.20%
 EQ/Mid Cap                             1.00%
---------------------------------------------------


Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless:
(i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and
(iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five (5) fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

THE ADVISERS

Each Portfolio has one or more Advisers that furnish an investment program for the Portfolio (or portion thereof for which the entity serves as Adviser) pursuant to an investment advisory agreement with the Manager. Each


                                          -------------------- EQ Advisors Trust
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Adviser makes investment decisions on behalf of the Portfolio (or portion thereof for which the entity serves as Adviser), places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser or the Manager and may perform certain limited related administrative functions in connection therewith.

The Manager has received an exemptive order, the Multi-Manager Order, from the SEC that permits the Manager, subject to board approval and without the approval of shareholders to: (a) employ a new Adviser or additional Advisers for any Portfolio; (b) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (c) terminate and replace the Advisers without obtaining approval of the relevant Portfolio' s shareholders. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser"), such as Alliance, unless the investment advisory agreement with the Affiliated Adviser, including compensation, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in an information statement under Schedule 14C of the Securities Exchange Act of 1934 ("1934 Act").

The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

THE ADMINISTRATOR

Pursuant to an agreement, Equitable currently serves as the Administrator to the Trust. As Administrator, Equitable provides the Trust with necessary administrative, fund accounting and compliance services, and makes available the office space, equipment, personnel and facilities required to provide such services to the Trust.

Equitable may carry out its responsibilities either directly or through sub-contracting with third party service providers. For these services, the Trust pays Equitable $30,000 for each Portfolio, and a monthly fee at the annual rate of 0.04 of 1% of the first $3 billion of total Trust assets, 0.03 of 1% of the next $3 billion of the total Trust assets; 0.025 of 1% of the next $4 billion of the total Trust assets; and 0.0225% of 1% of the total Trust assets in excess of $10 billion.

THE TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent of the Trust and receives no compensation for serving in such capacity.

BROKERAGE PRACTICES

In selecting brokers and dealers, in accordance with Section 28(e) of the 1934 Act, the Manager and each Adviser may consider research and brokerage services received by the Manager, the Advisers, the Trust or any Portfolio. Subject to seeking the most favorable net price and execution available, the Manager and each Adviser may also consider sales of shares of the Trust as a factor in the selection of brokers and dealers. Finally, at the discretion of the Board, the Trust may direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment or (ii) finance activities that are primarily intended to result in the sale of Trust shares.

BROKERAGE TRANSACTIONS WITH AFFILIATES

To the extent permitted by law, the Trust may engage in securities and other transactions with entities that may be affiliated with the Manager or the Advisers. The 1940 Act generally prohibits the Trust from engaging in principal

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  23
--------------------------------------------------------------------------------

securities transactions with an affiliate of the Manager or the Advisers unless pursuant to an exemptive order from the SEC. For these purposes, however, the Trust has considered this issue and believes, based upon advice of counsel, that a broker-dealer affiliate of an Adviser to one Portfolio should not be treated as an affiliate of an Adviser to another Portfolio for which such Adviser does not provide investment advice in whole or in part. The Trust has adopted procedures that are reasonably designed to provide that any commission it pays to affiliates of the Manager or Advisers does not exceed the usual and customary broker's commission. The Trust has also adopted procedures permitting it to purchase securities, under certain restrictions prescribed by a rule under the 1940 Act, in a public offering in which an affiliate of the Manager or Advisers is an underwriter.

                                          -------------------- EQ Advisors Trust

5
Fund distribution arrangements

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  24
--------------------------------------------------------------------------------


The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC ("AXA Advisors") serves as one of the distributors for the Class IA shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IA shares. Equitable Distributors, Inc. ("EDI") serves as the other distributor for the Class IB shares of the Trust as well as the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and EDI are affiliates of Equitable. Both AXA Advisors and EDI are registered as broker-dealers under the 1934 Act and are members of the National Association of Securities Dealers, Inc.


The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Trust's Class IB shares. Under the Class IB Distribution Plan the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio's average daily net assets. Over time, the fees will increase your cost of investing and may cost you more than other types of charges.

6
Purchase and redemption

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  25
--------------------------------------------------------------------------------

The price at which a purchase or redemption is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust.

Net asset value per share is calculated for purchases and redemption of shares of each Portfolio by dividing the value of total Portfolio assets, less liabilities (including Trust expenses and class related expenses, which are accrued daily), by the total number of outstanding shares of that Portfolio. The net asset value per share of each Portfolio is determined each business day at 4:00 p.m. Eastern time. Net asset value per share is not calculated on days on which the New York Stock Exchange ("NYSE") is closed for trading.

Portfolios that invest a significant portion of their assets in foreign securities may experience changes in their net asset value on days when a shareholder may not purchase or redeem shares of that Portfolio because foreign securities (other than depositary receipts) are valued at the close of business in the applicable foreign country.

All shares are purchased and redeemed in accordance with the Trust's Amended and Restated Declaration of Trust and By-Laws. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for each Portfolio. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders.

The Trust may suspend redemption, if permitted by the 1940 Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders. If the Board of Trustees determines that it would be detrimental to the best interest of the Trust's remaining shareholders to make payment in cash, the Trust may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

You should note that the Trust is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Trust's Portfolios. Market timing strategies are disruptive to the Trust's Portfolios. If we determine that your transfer patterns among the Trust's Portfolios reflect a market timing strategy, we reserve the right to take action including, but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

7
How assets are valued

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  26
--------------------------------------------------------------------------------

Values are determined according to accepted practices and all laws and regulations that apply. The assets of each Portfolio are generally valued as follows: o Stocks and debt securities which mature in more than 60 days are valued on the basis of market quotations.

o Foreign securities not traded directly, including depositary receipts, in the United States are valued at representative quoted prices in the currency in the country of origin. Foreign currency is converted into United States dollar equivalents at current exchange rates. Because foreign markets may be open at different times than the NYSE, the value of a Portfolio's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Portfolios' foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments may be valued at their fair value.

o Short-term debt securities in the Portfolios, which mature in 60 days or less are valued at amortized cost, which approximates market value.

o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the Valuation Committee of the Board of Trustees of the Trust using its best judgment.

8
Tax information

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  27
--------------------------------------------------------------------------------

Each Portfolio of the Trust is a separate regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (Portfolio) level. They pass through their income and gains to their shareholders by paying dividends. Their shareholders include this income on their respective tax returns. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, calculation of income, and dividend payment requirements. Although the Trust intends that it and each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, that could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes which could reduce the investment performance of the Portfolio.

It is important for each Portfolio to maintain its federal income tax regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable federal income tax investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance contracts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Administrator therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

9
Prior performance of each adviser

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  28
--------------------------------------------------------------------------------


The following table provides information concerning the historical performance of another registered investment company (or series), account or other institutional private accounts managed by each Adviser that has investment objectives, policies, strategies and risks substantially similar to those of the respective Portfolio(s) of the Trust for which it serves as Adviser. The data is provided to illustrate the past performance of each Adviser in managing a substantially similar investment vehicle as measured against specified market indices. This data does not represent the past performance of any of the Portfolios or the future performance of any Portfolio or its Adviser. Consequently, potential investors should not consider this performance data as an indication of the future performance of any Portfolio of the Trust or of its Adviser and should not confuse this performance data with performance data for each of the Trust's Portfolios, which is shown for each Portfolio that has at least one full year of operations under the caption "ABOUT THE INVESTMENT PORTFOLIOS."

Each Adviser's performance data shown below for other registered investment companies (or series thereof) was calculated in accordance with standards prescribed by the SEC for the calculation of average annual total return information for registered investment companies. Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses. In each such instance, the share prices and investment returns will fluctuate, reflecting market conditions as well as changes in company-specific fundamentals of portfolio securities.

Composite performance data relating to the historical performance of institutional private accounts as well as registered investment companies managed by Janus was calculated on a total return basis and includes all losses. The total returns for the Janus LargeCap Growth Composite reflect the deduction of all fees assessed paid by the private accounts and investment companies. The includes all accounts with assets above $5 million for which Janus has discretionary authority, including mutual funds. Accounts enter the composite upon the first full quarter under management in which assets exceed the stated minimum. Prior to 1995, all discretionary accounts were included in the appropriate composite, regardless of asset size, and there has been no restatement of pre-1995 performance. As of March 31, 2000 the LargeCap Growth Composite included 57 accounts and assets of $5,129.5 million, which represented 1.62% of total assets under management. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The institutional private accounts that are included in the LargeCap Growth Composite are not subject to the same types of expenses to which the relevant Portfolio is subject or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the LargeCap Growth Composite could have been adversely affected if the institutional private accounts included in the LargeCap Growth Composite had been regulated as investment companies under the federal securities laws.

The investment results presented below are unaudited. For more information on the specified market indices used below, see the section "The Benchmarks." The name of the other fund or account managed by the adviser is shown in bold. The name of the Trust Portfolio is shown in (parentheses). The name of the benchmark is shown in italics.

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  29
--------------------------------------------------------------------------------


ANNUAL RATES OF RETURN OF OTHER FUNDS OR ACCOUNTS
MANAGED BY ADVISERS AS OF [12/31/99]

-----------------------------------------------------------------------------------------
                                              1      5       10      SINCE     INCEPTION
                                            YEAR   YEARS   YEARS   INCEPTION      DATE
-----------------------------------------------------------------------------------------
OTHER FUND OR ACCOUNT MANAGED BY ADVISER
(EQAT Portfolio)
-----------------------------------------------------------------------------------------
Benchmark
-----------------------------------------------------------------------------------------
AXP NEW DIMENSIONS FUND
(EQ/AXP New Dimensions Portfolio)
-----------------------------------------------------------------------------------------
Russell 1000 Growth Index(1)
-----------------------------------------------------------------------------------------
AXP STRATEGY AGGRESSIVE FUND(2)
(EQ/AXP Strategy Aggressive Portfolio)
-----------------------------------------------------------------------------------------
Russell MidCap Growth Index(3)
-----------------------------------------------------------------------------------------
FIDELITY [     ] FUND
(EQ/Mid Cap Portfolio)
-----------------------------------------------------------------------------------------
S&P MidCap 400 Index(3)
-----------------------------------------------------------------------------------------
JANUS LARGECAP GROWTH COMPOSITE
(EQ/Janus Large Cap Growth Portfolio)
-----------------------------------------------------------------------------------------
Russell 1000 Growth Index(1)
-----------------------------------------------------------------------------------------



(1) The Russell 1000 Growth Index is an unmanaged list of common stocks that measures the performance of Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market). The Russell 1000 Growth Index does not include fees or operating expenses and is not available for actual investment. It is compiled by the Frank Russell Company.

(2)  [ADDITIONAL INFORMATION ABOUT RELEVANT CLASS TO BE ADDED].

(3) The Standard & Poor's MidCap 400 Index ("S&P 400 MidCap") is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity, and industry group representation. The S&P 400 MidCap reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(4) The Russell MidCap Growth Index is an unmanaged index (with no defined investment objective) measuring the performance of those Russell MidCap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The index does not include fees or operating expenses and is not available for actual investment. It is compiled by the Frank Russell Company.



                                          -------------------- EQ Advisors Trust

                              EQ ADVISORS TRUST(SM)



                      STATEMENT OF ADDITIONAL INFORMATION




                                  MAY 1, 2000
                          AS REVISED SEPTEMBER 1, 2000


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus for the EQ Advisors Trust ("Trust") dated May 1, 2000, as revised September 1, 2000 which may be obtained without charge by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.




                               TABLE OF CONTENTS





                                                                        PAGE
                                                                       -----
     Trust History ...................................................   2
     Description of the Trust and its Investments and Risks ..........   2
     Trust Policies ..................................................   3
     Investment Strategies and Risks .................................   9
     Management of the Trust .........................................  38
     Investment Management and Other Services ........................  42
     Brokerage Allocation and Other Strategies .......................  56
     Purchase and Pricing of Shares ..................................  63
     Redemption of Shares ............................................  64
     Taxation ........................................................  65
     Portfolio Performance ...........................................  66
     Code of Ethics ..................................................  67
     Other Services ..................................................  67
     Financial Statements ............................................  67


MASTER
--------------------------------------------------------------------------------

TRUST HISTORY

EQ Advisors Trust (the "Trust") is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust is organized as a Delaware business trust and was formed on October 31, 1996 under the name "787 Trust." The Trust changed its name to "EQ Advisors Trust" effective November 25, 1996.


DESCRIPTION OF THE TRUST AND ITS INVESTMENTS AND RISKS


The Trust currently offers two classes of shares on behalf of the following
Portfolios: the Alliance Common Stock Portfolio, Alliance Conservative Investors Portfolio, Alliance Equity Index Portfolio, Alliance Global Portfolio, Alliance Growth and Income Portfolio, Alliance Growth Investors Portfolio, Alliance High Yield Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance International Portfolio, Alliance Money Market Portfolio, Alliance Quality Bond Portfolio, and Alliance Small Cap Growth Portfolio (collectively referred to herein as the "Alliance Portfolios"), EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio, T. Rowe Price International Stock Portfolio, T. Rowe Price Equity Income Portfolio, EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam International Equity Portfolio, EQ/Putnam Investors Growth Portfolio, EQ/Putnam Balanced Portfolio, MFS Research Portfolio, MFS Emerging Growth Companies Portfolio, MFS Growth with Income Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, Warburg Pincus Small Company Value Portfolio, Mercury World Strategy Portfolio, Mercury Basic Value Equity Portfolio, Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, J.P. Morgan Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio, BT Equity 500 Index Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Evergreen Portfolio, EQ/Alliance Premier Growth Portfolio, Capital Guardian Research Portfolio, Capital Guardian U.S. Equity Portfolio, Capital Guardian International Portfolio, Calvert Socially Responsible Portfolio, EQ/Alliance Technology Portfolio, EQ/AXP New Dimensions Portfolio, EQ/AXP Strategy Aggressive Portfolio, EQ/Janus Large Cap Growth Portfolio, and EQ/Mid Cap Portfolio (collectively, together with the Alliance Portfolios, referred to herein as the "Portfolios"). Class IA shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are offered at net asset value and are subject to distribution fees imposed under a distribution plan ("Class IB Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act.


Both classes of shares are offered under the Trust's multi-class distribution system, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses"; (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the plan pursuant to Rule 18f-3 are currently limited to payments made to the Distributors for the Class IB shares pursuant to the Class IB Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Trust's shares are currently sold to: (i) insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts ("Contract" or collectively, "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and Equitable of Colorado, Inc. ("EOC"), as well as insurance company separate accounts of: Integrity Life Insurance Company, National Integrity Life Insurance Company, The American Franklin Life Insurance

Company, The Prudential Insurance Company of America, and Transamerica Occidental Life Insurance Company, each of which is unaffiliated with Equitable; and (ii) The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan").

The Trust does not currently foresee any disadvantage to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with one another or the Equitable Plan. However, it is theoretically possible that the interests of owners of various contracts participating in the Trust through separate accounts or of Equitable Plan participants might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts or the Equitable Plan might withdraw their investments in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices.



LEGAL CONSIDERATIONS

Under Delaware law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Pursuant to the procedures set forth in Section 16(c) of the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at any meeting.

Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee. The Amended and Restated Declaration of Trust of the Trust requires the affirmative vote of a majority of the outstanding shares of the Trust.


The shares of each Portfolio, when issued, will be fully paid and non-assessable and will have no preference, preemptive, conversion, exchange or similar rights.



TRUST POLICIES


FUNDAMENTAL RESTRICTIONS

Each Portfolio has also adopted certain investment restrictions that are fundamental and may not be changed without approval by a "majority" vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such Portfolio. Set forth below are each of the fundamental restrictions adopted by each of the Portfolios. Fundamental policies (5) and (6) below shall not apply to the Morgan Stanley Emerging Markets Equity Portfolio, the Mercury World Strategy Portfolio and the Lazard Small Cap Value Portfolio. Certain non-fundamental operating policies are also described in this section because of their direct relevance to the fundamental restrictions adopted by the Portfolios.

Each Portfolio, except as described directly above, may not as a matter of fundamental policy:

(1) Borrow money, except that:

    a. each Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes (except the Lazard Large Cap Value Portfolio, which may also borrow for leveraging purposes) and (ii) engage in reverse repurchase agreements, make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolios' respective investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolios' respective total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law (except that the Mercury World Strategy Portfolio and the Mercury Basic Value Equity Portfolio may purchase securities on margin to the extent permitted by applicable law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Each Portfolio may borrow from banks or other persons to the extent permitted by applicable law. In addition, the Lazard Large Cap Value Portfolio may borrow for leveraging purposes (in order to increase its investment in portfolio securities) to the extent that the amount so borrowed does not exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings);

    b. as a matter of non-fundamental operating policy, no Portfolio, except the Lazard Large Cap Value Portfolio, will purchase additional securities when money borrowed exceeds 5% of its total assets;

    c. the EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam International Equity Portfolio, EQ/Putnam Investors Growth Portfolio, EQ/Putnam Balanced Portfolio, and Lazard Large Cap Value Portfolio each, as a matter of non-fundamental operating policy, may borrow only from banks
        (i) as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or (ii) for extraordinary or emergency purposes, provided that the combination of (i) and (ii) shall not exceed 10% of the applicable Portfolio's net assets (taken at lower of cost or current value), not including the amount borrowed, at the time the borrowing is made. Each Portfolio will repay borrowings made for the purposes specified above before any additional investments are purchased;

    d. the Mercury World Strategy Portfolio, as a matter of fundamental policy, and the Mercury Basic Value Equity Portfolio, as a matter of non-fundamental operating policy, may, to the extent permitted by applicable law, borrow up to an additional 5% of their respective total assets for temporary purposes;

    e. the Lazard Small Cap Value Portfolio, as a matter of non-fundamental operating policy, may borrow only from banks (i) as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or (ii) for extraordinary or emergency purposes, provided that the combination of (i) and (ii) shall not exceed 15% of the Portfolio's net assets, not including the amount borrowed, at the time the borrowing is made. The Lazard Small Cap Value Portfolio will repay borrowings before any additional investments are purchased;

    f. the Warburg Pincus Small Company Value Portfolio and J.P. Morgan Core Bond Portfolio, each as a matter of non-fundamental operating policy, may borrow only from banks for extraordinary or emergency purposes, provided such amount shall not exceed 30% of the respective Portfolio's total assets, not including the amount borrowed, at the time the borrowing is made;

    g. EQ/Evergreen Portfolio and EQ/Evergreen Foundation Portfolio, each as a matter of non-fundamental policy, may, in addition to the amount specified above, also borrow up to an additional 5% of its total assets from banks or other lenders;

    h. the MFS Growth with Income Portfolio, as a matter of non-fundamental policy, may borrow up to 10% of its total assets (taken at cost), or its net assets (taken at market value), whichever is less, but only as a temporary measure for extraordinary or emergency purposes;

    i. the EQ/Alliance Premier Growth Portfolio, Capital Guardian Research Portfolio, Capital Guardian U.S. Equity Portfolio, Capital Guardian International Portfolio and EQ/Alliance Technology Portfolio as a matter of non-fundamental operating policy, may only borrow for temporary or emergency purposes, provided such amount does not exceed 5% of the Portfolio's total assets at the time the borrowing is made;

    j. The Alliance Portfolios, EQ/Aggressive Stock Portfolio and EQ/Balanced Portfolio, as a matter of non-fundamental operating policy, may borrow money only from banks: (i) for temporary purposes; (ii) to pledge assets to banks in order to transfer funds for various purposes as required without interfering with the orderly liquidation of securities in a Portfolio (but not for leveraging purposes); (iii) to make margin payments or pledges in connection with options, futures contracts, options on futures contracts, forward contracts or options on foreign currencies; or (iv) with respect to Alliance Quality Bond Portfolio, in connection with transactions in interest rate swaps, caps and floors.

    k. the EQ/Janus Large Cap Growth Portfolio, as a matter of non-fundamental operating policy, may only borrow for temporary or emergency purposes, provided such amount does not exceed 25% of the Portfolio's total assets at the time the borrowing is made. If borrowings come to exceed this amount by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation.


(2) Purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities;

(3) Purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to investments by the Alliance Money Market Portfolio in certificates of deposit or securities issued and guaranteed by domestic banks. In addition, the United States, state or local governments, or related agencies or instrumentalities are not considered an industry. Industries are determined by reference to the classifications of industries set forth in each Portfolio's semi-annual and annual reports;

(4) Make loans, except that:

    a. This restriction shall not apply to the Alliance High Yield Portfolio and Alliance Intermediate Government Securities Portfolio and each may make secured loans, including lending cash or portfolio securities with limitation.

    b. each other Portfolio may: (i) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio's total assets (50% in the case of each of the other Alliance Portfolios); (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt securities. Each Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months. For purposes of this restriction, each Portfolio will treat purchases of loan participations and other direct indebtedness, including investments in mortgages, as not subject to this limitation;


    c. the EQ/Putnam Growth & Income Value Portfolio and EQ/Putnam International Equity Portfolio, as a matter of non-fundamental operating policy, may purchase debt obligations consistent with the respective investment objectives and policies of each of those Portfolios: (i) by entering into repurchase agreements with respect to not more than 25% of the Portfolios' respective total assets (taken at current value) or (ii) through the lending of the Portfolios' portfolio securities with respect to not more than 25% of the Portfolios' respective total assets (taken at current value);


    d. the MFS Emerging Growth Companies Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio, BT Equity 500 Index Portfolio, EQ/AXP New Dimensions Portfolio, and EQ/AXP Strategy Aggressive Portfolio as a matter of non-fundamental operating policy, may each lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of such Portfolio's total assets (taken at market value); and

    e. the Warburg Pincus Small Company Value Portfolio, the Mercury World Strategy Portfolio, and the Mercury Basic Value Equity Portfolio, as a matter of non-fundamental policy, may each lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 20% of such Portfolio's total assets (taken at market value);

    f. the Lazard Large Cap Value Portfolio and the Lazard Small Cap Value Portfolio, as a matter of non-fundamental policy, may each lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 10% of such Portfolio's total assets (taken at market value);

    g. MFS Growth with Income Portfolio, as a matter of non-fundamental operating policy, may lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 25% of its net assets (taken at market value);

    h. the EQ/Alliance Premier Growth Portfolio and EQ/Alliance Technology Portfolio, as a matter of non-fundamental policy, each may not make loans of its assets, which will not be considered as including the purchase of publicly-distributed debt obligations in accordance with its investment objectives, except that each Portfolio may lend its portfolio securities to the extent permitted in (4)(b) above;

    i. the Capital Guardian Research Portfolio, Capital Guardian U.S. Equity Portfolio and Capital Guardian International Portfolio, as a matter of fundamental policy, will not make loans;


    j. The Alliance Portfolios, EQ/Aggressive Stock Portfolio, and EQ/Balanced Portfolio, as a matter of non-fundamental policy, will also treat this restriction as not preventing any such Portfolio from purchasing debt obligations as consistent with its investment policies, government obligations, short-term commercial paper, or publicly-traded debt, including bonds, notes, debentures, certificates of deposit, and equipment trust certificates and loans made under insurance policies;

    k. the EQ/AXP New Dimensions Portfolio, and EQ/AXP Strategy Aggressive Portfolio, as a matter of non-fundamental policy, will not make cash loans if the total commitment amount exceeds 5% of such portfolio's total assets.

    l. the EQ/Mid Cap Portfolio, as a matter of non-fundamental policy, will not make cash loans if the total commitment amount exceeds 15% of the Portfolio's net assets.

    m. The EQ/Janus Large Cap Growth Portfolio, as a matter of non-fundamental policy, may lend its portfolio securities or make other loans provided that no such loan may be made if, as a result, the aggregate amount of such loans would exceed 25% of the Portfolio's total assets (taken at market value);


(5) Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except (i) securities issued or guaranteed by the United States Government, its agencies or instrumentalities and (ii) securities of other investment companies:*

    a. As a matter of operating policy, each Portfolio will not consider repurchase agreements to be subject to the above stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of obligations issued or guaranteed by the United States Government, its agencies or instrumentalities;

    b. The Alliance Money Market Portfolio, as a matter of non-fundamental policy, will not invest more than 5% of its total assets in securities of any one issuer, other than U.S. Government securities, except that it may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 of the 1940 Act) of a single issuer for a period of up to three business days after the purchase of such security. Further, as a matter of operating policy, the Alliance Money Market Portfolio will not invest more than (i) the greater of 1% of its total assets or $1,000,000 in Second Tier Securities (as defined in Rule 2a-7 under the 1940 Act) of a single issuer and (ii) 5% of its total assets, at the time a Second Tier Security is acquired, in Second Tier Securities;

(6) Purchase a security if, as a result, with respect to 75% of the value of the Portfolio's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio (other than (i) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and (ii) securities of other investment companies);*


(7) Purchase or sell real estate, except that:

    a. each Portfolio, except the J.P. Morgan Core Bond Portfolio, may purchase securities of issuers which deal in real estate, securities which are directly or indirectly secured by interests in real estate, and securities which represent interests in real estate, and each Portfolio may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

    b. the J.P. Morgan Core Bond Portfolio may (i) invest in securities of issuers that invest in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein (iii) make direct investments in mortgages, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities including mortgages;


(8) Issue senior securities except in compliance with the 1940 Act; or


(9) Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, policies and program.


NON-FUNDAMENTAL RESTRICTIONS

The following investment restrictions apply to each Portfolio, but are not fundamental. They may be changed for any Portfolio without a vote of that Portfolio's shareholders.

Each Portfolio may not:


(1) Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Portfolio's net asset value. As a matter of operating policy, the Alliance Money Market Portfolio, the MFS Research Portfolio, the Lazard Large Cap Value Portfolio, the Lazard Small Cap Value Portfolio, the Capital Guardian Research Portfolio, the Capital Guardian U.S. Equity Portfolio and the Capital Guardian International Portfolio, and the EQ/Janus Large Cap Portfolio may not invest in commodities or commodity contracts including futures contracts. As a matter of operating policy, the EQ/Aggressive Stock Portfolio, EQ/ Balanced Portfolio, Alliance Common Stock Portfolio, Alliance Conservative Investors Portfolio, Alliance Equity Index Portfolio, Alliance Global Portfolio, Alliance Growth and Income Portfolio, Alliance Growth Investors Portfolio, Alliance High Yield Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance International Portfolio, Alliance Quality Bond Portfolio, Alliance Small Cap Growth Portfolio, EQ/Alliance Premier Growth Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price International Stock Portfolio, EQ/Alliance Technology Portfolio, EQ/AXP New Dimensions Portfolio, EQ/AXP Strategy Aggressive Portfolio, and EQ/Mid Cap Portfolio, may purchase and sell exchange-traded index options and stock index futures contracts; the BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio each may not at any time commit more than 20% of its assets to options and futures contracts. The MFS Emerging Growth Companies Portfolio and Morgan Stanley Emerging Markets Equity Portfolio will not enter a futures contract if the obligations underlying all such futures contracts would exceed 50% of the value of each such Portfolio's total assets.



----------

* The Morgan Stanley Emerging Markets Equity, Mercury World Strategy and Lazard Small Cap Value Portfolios are classified as non-diversified investment companies under the 1940 Act and therefore, these restrictions are not applicable to these Portfolios.

(2) Purchase: (a) illiquid securities, (b) securities restricted as to resale (excluding securities determined by the Board of Trustees to be readily marketable), and (c) repurchase agreements maturing in more than seven days if, as a result, more than 15% of each Portfolio's net assets (10% for the Alliance Money Market Portfolio, the Warburg Pincus Small Company Value Portfolio, Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, the EQ/Alliance Technology Portfolio, EQ/AXP New Dimensions Portfolio and EQ/AXP Strategy Aggressive Portfolio, and the EQ/ Mid Cap Portfolio) would be invested in such securities. Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid under procedures adopted by the Trust's Board are not subject to the limitations set forth in this investment restriction;



(3) Purchase securities on margin, except that each Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments;



(4) Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the respective total assets of each Portfolio (except as specified below for the EQ/Putnam International Equity Portfolio, Mercury World Strategy Portfolio, Mercury Basic Value Equity Portfolio and MFS Investor Portfolio). Such mortgaging, pledging or hypothecating may not exceed 15% of EQ/Putnam International Equity Portfolio's total assets; 10% of each of the Mercury World Strategy Portfolio's and Mercury Basic Value Equity Portfolio's total assets, (taken at the lower of cost or market value); 15% of MFS Investor Portfolio's gross assets (taken at cost); and 15% of EQ/Janus Large Cap Growth Portfolio's net assets, each taken at the time of the permissible borrowing or investment. The Alliance Portfolios, the EQ/Aggressive Stock Portfolio and the EQ/Balanced Portfolio, will not pledge assets for leveraging purposes. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;



(5) Purchase participations or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs, except that the MFS Emerging Growth Companies Portfolio, Warburg Pincus Small Company Value Portfolio, Mercury World Strategy Portfolio, Mercury Basic Value Equity Portfolio, J.P. Morgan Core Bond Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Evergreen Portfolio, EQ/Alliance Premier Growth Portfolio, Capital Guardian Research Portfolio, Capital Guardian U.S. Equity Portfolio and Capital Guardian International Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities;


(6) Invest in puts, calls, straddles, spreads, swaps or any combination thereof, except to the extent permitted by the Portfolio's Prospectus and Statement of Additional Information, as may be amended from time to time; or



(7) Effect short sales of securities unless at all times when a short position is open the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and at least equal in amount to, the securities sold short. Permissible futures contracts, options, or currency transactions will not be deemed to constitute selling securities short. As a matter of operating policy, the Capital Guardian Research Portfolio, Capital Guardian U.S. Equity Portfolio, Capital Guardian International Portfolio and EQ/Alliance Technology Portfolio will not effect short sales of securities or property.

INVESTMENT STRATEGIES AND RISKS

In addition to the Portfolios' principal investment strategies discussed in the Prospectus, each Portfolio may engage in other types of investment strategies as further described in the descriptions below. Each Portfolio may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or the Portfolio's own investment restrictions. Portfolios that anticipate committing 5% or more of their net assets to a particular type of investment strategy or instrument are specifically referred to in the descriptions below of such investment strategy or instrument.

ASSET-BACKED SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in asset-backed securities. Asset-backed securities, issued by trusts and special purpose corporations, are collateralized by a pool of assets, such as credit card or automobile loans, home equity loans or computer leases, and represent the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In the case of automobile loans, most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

BRADY BONDS. As indicated in Appendix A, certain of the Portfolios may invest in Brady Bonds. Brady Bonds are fixed income securities created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the United States Secretary of the Treasury. Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are United States dollar-denominated) and they are actively traded in the over the counter secondary market Each Portfolio will invest in Brady Bonds only if they are consistent with quality specifications established from time to time by the Adviser to that Portfolio.

CONVERTIBLE SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in convertible securities, including both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate, which enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Neither event will require sale of such securities, although each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

DEPOSITARY RECEIPTS. As indicated in Appendix A, certain of the Portfolios may invest in depositary receipts. Depositary receipts exist for many foreign securities and are securities representing ownership interests in securities of foreign companies (an "underlying issuer") and are deposited with a securities depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated depositary receipts typically issued by a United States financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Although there may be more reliable information available regarding issuers of certain ADRs that are issued under so-called "sponsored" programs and ADRs do not involve foreign currency risks, ADRs and other depositary receipts are subject to the risks of other investments in foreign securities, as described below .

Depositary receipts may be "sponsored" or "unsponsored". Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. For purposes of a Portfolio's investment policies, the Portfolio's investment in depositary receipts will be deemed to be investments in the underlying securities except as noted.

DERIVATIVES. Each Portfolio (except the MFS Research Portfolio and the Alliance Money Market Portfolio) may invest in one or more types of derivatives. Derivatives are financial products or instruments that derive their value from the value of one or more underlying assets, reference rates or indices. Derivatives include, but are not limited to, the following: asset-backed securities, floaters and inverse floaters, hybrid instruments, mortgage-backed securities, options and future transactions, stripped mortgage-backed securities, structured notes and swaps. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar bank obligations are United States dollar-denominated certificates of deposit and time deposits issued outside the United States capital markets by foreign branches of United States banks and by foreign banks. Yankee dollar bank obligations are United States dollar-denominated obligations issued in the United States capital markets by foreign banks.

Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent,

Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.


FLOATERS AND INVERSE FLOATERS. As indicated in Appendix A, certain of the Portfolios may invest in floaters and inverse floaters, which are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Securities".

In addition, the Morgan Stanley Emerging Markets Equity Portfolio may invest in inverse floating rate obligations which are fixed income securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as London Inter-Bank Offered Rate ("LIBOR"). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater collateralized mortgage obligations ("CMOs") exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

FOREIGN CURRENCY TRANSACTIONS. As indicated in Appendix A, certain of the Portfolios may purchase securities denominated in foreign currencies, including the purchase of foreign currency on a spot (or cash) basis. A change in the value of any such currency against the United States dollar will result in a change in the United States dollar value of a Portfolio's assets and income. In addition, although a portion of a Portfolio's investment income may be received or realized in such currencies, the Portfolio will be required to compute and distribute its income in United States dollars. Therefore, if the exchange rate for any such currency declines after a Portfolio's income has been earned and computed in United States dollars but before conversion and payment, the Portfolio could be required to liquidate portfolio securities to make such distributions.

Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by United States or foreign governments or central banks, by currency controls or political developments in the United States or abroad. For example, significant uncertainty surrounds the recent introduction of the Euro (a common currency for the European Union) in January 1999 and its effect on the value of securities denominated in local European currencies. These and other currencies in which a Portfolio's assets are denominated may be devalued against the United States dollar, resulting in a loss to the Portfolio. Certain Portfolios may also invest in the following types of foreign currency transactions:

FORWARD FOREIGN CURRENCY TRANSACTIONS. As indicated in Appendix A, certain of the Portfolios may engage in forward foreign currency exchange transactions. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Portfolio's use of such contracts will include, but not be limited to, the following situations.

First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may desire to "lock in" the United States dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the United States dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when a Portfolio's Adviser believes that one currency may experience a substantial movement against another currency, including the United States dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio's portfolio securities denominated in or exposed to such foreign currency. Alternatively, where appropriate, the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies, multinational currency units, or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in or exposed to such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio.


The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the diversification strategies. However, the Advisers to the Portfolios believe that it is important to have the flexibility to enter into such forward contracts when they determine that the best interests of the Portfolios will be served.

A Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio's investment objective and program. However, the Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Portfolio's holdings of liquid, securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

At the maturity of a forward contract, a Portfolio may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract. If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.

Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Although each Portfolio values its assets daily in terms of United States dollars, it does not intend to convert its holdings of foreign currencies into United States dollars on a daily basis. The Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

FOREIGN CURRENCY OPTIONS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES. As indicated in Appendix A, certain of the Portfolios may also purchase and sell foreign currency futures contracts and may purchase and write exchange-traded call and put options on foreign currency futures contracts and on foreign currencies. Those Portfolios may purchase or sell exchange-traded foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The Portfolios will write options on foreign currency or on foreign currency futures contracts only if they are "covered." A put on a foreign currency or on a foreign currency futures contract written by a Portfolio will be considered "covered" if, so long as the Portfolio is obligated as the writer of the put, it segregates with the Portfolio's custodian cash, United States Government securities or other liquid high-grade debt securities equal at all times to the aggregate exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by the Portfolio will be considered "covered" only if the Portfolio owns short term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. Option transactions may be effected to hedge the currency risk on non-United States dollar-denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in United States dollars of an investment in a Japanese yen-denominated security. In these circumstances, a Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option.

OVER THE COUNTER OPTIONS ON FOREIGN CURRENCY TRANSACTIONS. As indicated in Appendix A, certain of the Portfolios may engage in over the counter options on foreign currency transactions. Each Alliance Portfolio (other than Alliance Equity Index Portfolio, Alliance Money Market Portfolio, and Alliance Intermediate Government Securities Portfolio), EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio and the Mercury World Strategy Portfolio will engage in over the counter options on foreign currency transactions only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The MFS Emerging Growth Companies Portfolio may only enter into forward contracts on currencies in the over the counter market. The Advisers may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over the counter options are two-party contracts and have negotiated prices and expiration dates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over the counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over the counter.

Hedging transactions involve costs and may result in losses. As indicated in Appendix A, certain of the Portfolios may also write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over the counter options transactions on foreign currencies only when appropriate exchange traded transactions are unavailable and when, in the Adviser's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

Transactions and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolios own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

A Portfolio will not speculate in foreign currency options, futures or related options. Accordingly, a Portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

For additional information concerning the risks associated with utilizing options, forward foreign currency exchange contracts, please see "Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts" in this section.

FOREIGN SECURITIES. As indicated in Appendix A, certain of the Portfolios may also invest in other types of foreign securities or engage in the certain types of transactions related to foreign securities, such as Brady Bonds, Depositary Receipts, Eurodollar and Yankee Dollar Obligations and Foreign Currency Transactions, including forward foreign currency transactions, foreign currency options and foreign currency futures contracts and options on futures. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a United States issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than United States markets and a Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable United States companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement", which can result in losses to a Portfolio.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into United States dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in United States and foreign interest rates.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. See "Emerging Markets Securities" below for additional risks.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in United States dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, such as those in some Eastern European, Southeast Asian, and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices. Additionally, investments in emerging market regions or the following geographic regions are subject to more specific risks, as discussed below:

EMERGING MARKET SECURITIES. Investments in emerging market country securities involve special risks. The economies, markets and political structures of a number of the emerging market countries in which the Portfolios can invest do not compare favorably with the United States and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries), and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.

Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

If such an event occurs, a Portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The economies of individual emerging market countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

EASTERN EUROPEAN AND RUSSIAN SECURITIES. The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 40 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that a Portfolio's investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.

The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of equity securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record shares and companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. For example, Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices could cause a delay in the sale of Russian securities by a Portfolio if the company deems a purchaser unsuitable, which may expose a Portfolio to potential loss on its investment.

In light of the risks described above, the Board of Trustees of the Trust has approved certain procedures concerning a Portfolio's investments in Russian securities. Among these procedures is a requirement that a Portfolio will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with a Portfolio's custodian containing certain protective conditions, including, among other things, the custodian's right to conduct regular share confirmations on behalf of a Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a Portfolio would otherwise make.

LATIN AMERICA

Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

Foreign Currency Certain Latin American countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund's interests in securities denominated in such currencies.

Sovereign Debt A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

PACIFIC BASIN REGION. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Portfolio. Similarly, volume and liquidity in the bond markets in Asia are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect a Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. With respect to investments in the currencies of Asian countries, changes in the value of those currencies against the United States dollar will result in corresponding changes in the United States dollar value of a Portfolio's assets denominated in those currencies.

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Forward commitments, when-issued and delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis it does not pay for the securities until they are received, and the Portfolio is required to create a segregated account with the Trust's custodian and to maintain in that account cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments, when-issued or delayed delivery commitments.

Each Portfolio (except the Warburg Pincus Small Company Value Portfolio) may make contracts to purchase forward commitments if it holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

A Portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Portfolio may close out its position prior to the settlement date by entering into a matching sales transaction.

Although none of the Portfolios intends to make such purchases for speculative purposes and each Portfolio intends to adhere to the policies of the Securities and Exchange Commission ("SEC"), purchases of securities on such a basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a Portfolio's payment obligation).

FUTURES TRANSACTIONS. For information on "Futures Transactions," see the discussion in this section under "Options and Futures Transactions."

HYBRID INSTRUMENTS. As indicated in Appendix A, certain of the Portfolios may invest in hybrid instruments (a type of potentially high-risk derivative). Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a United States dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between the portfolio and the issuer of the hybrid instrument, the creditworthiness of the counter party or issuer of the hybrid instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by persons in the United States, the SEC, which regulates the offer and sale of securities by and to persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio.

ILLIQUID SECURITIES OR NON-PUBLICLY TRADED SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in illiquid securities or non-publicly traded securities. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a

Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A and that have been determined to be liquid by the Board or its delegates will be monitored by each Portfolio's Adviser on an ongoing basis, subject to the oversight of the Board of Trustees of the Trust. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio's having more than 10% or 15% of its assets invested in illiquid or not readily marketable securities.


Rule 144A Securities will be considered illiquid and therefore subject to a Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board of Trustees and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security;
(ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.


INVESTMENT COMPANY SECURITIES. Investment company securities are securities of other open-end or closed-end investment companies. Except for so-called fund-of-funds, the 1940 Act generally prohibits a Portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. Except for funds-of-funds, the 1940 Act further prohibits a Portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. A Portfolio may invest in securities or investment companies in excess of the limitations imposed by the 1940 Act only if, and only to the extent that, it can rely upon an SEC order exempting the Portfolio from these limitations.


INVESTMENT GRADE AND LOWER QUALITY FIXED INCOME SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in or hold investment grade securities, but not lower quality fixed income securities. Investment grade securities are securities rated Baa or higher by Moody's Investors Service Inc. ("Moody's") or Bbb or higher by Standard & Poor's Rating Services, a division of McGraw-Hill Companies, Inc. ("Standard & Poor's") or comparable quality unrated securities. Investment grade securities while normally exhibiting adequate protection parameters, have speculative characteristics, and, consequently, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of such issuers to make principal and interest payments than is the case for higher grade fixed income securities.

Lower quality fixed income securities are securities that are rated in the lower categories by nationally recognized statistical rating organizations ("NRSRO") (i.e., Ba or lower by Moody's and BB or lower by Standard & Poor's) or comparable quality unrated securities. Such lower quality securities are known as "junk bonds" and are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. (Each NRSRO's descriptions of these bond ratings are set forth in the Appendix to this Statement of Additional Information.) Because investment in lower quality securities involves greater investment risk, achievement of a Portfolio's investment objective will be more dependent on the Adviser's analysis than would be the case if that Portfolio were investing in higher quality bonds. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for an Adviser to value accurately certain portfolio securities.

It is the policy of each Portfolio's Adviser to not rely exclusively on ratings issued by credit rating agencies but to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. Junk bonds may be issued as a consequence of corporate restructuring, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. When economic conditions appear to be deteriorating, junk bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Although the growth of the high yield securities market in the 1980s had paralleled a long economic expansion, many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (i) the high yield bond market; (ii) the value of high yield securities; and (iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. The market for junk bonds, especially during periods of deteriorating economic conditions, may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a Portfolio may find it difficult to value its junk bonds accurately. Under such conditions, a Portfolio may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the Trust's Board of Trustees. Prices for junk bonds also may be affected by legislative and regulatory developments. For example, federal rules require that savings and loans gradually reduce their holdings of high-yield securities. Also, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructuring such as takeovers, mergers or leveraged buyouts. Such legislation, if enacted, could depress the prices of outstanding junk bonds.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS. As indicated in Appendix A, certain of the Portfolios may invest a portion of each of their assets in loan participations and other direct indebtedness. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. In purchasing a loan, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans and other direct indebtedness that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan or other direct indebtedness would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

Certain of the loans and other direct indebtedness acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand. The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when a Portfolio might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or assets in an amount sufficient to meet such commitments.

Such loans and other direct indebtedness loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its rights and the rights of other loan participants against the borrower. Alternatively, such loans and other direct indebtedness may be structured as a "novation" (i.e., a new loan) pursuant to which a Portfolio would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which a Portfolio would purchase an assignment of a portion of a lender's interest in a loan or other direct indebtedness either directly from the lender or through an intermediary. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

A Portfolio's ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that a Portfolio will purchase, the Adviser will rely upon its own credit analysis of the borrower. As a Portfolio may be required to rely upon another lending institution to collect and pass on to a Portfolio amounts payable with respect to the loan and to enforce a Portfolio's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent a Portfolio from receiving such amounts. In such cases, a Portfolio will also evaluate the creditworthiness of the lending institution and will treat both the borrower and the lending institutions as an "issuer" of the loan for purposes of certain investment restrictions pertaining to the diversification of a Portfolio's portfolio investments.

Investments in such loans and other direct indebtedness may involve additional risks to a Portfolio. For example, if a loan or other direct indebtedness is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Portfolio relies on the Adviser's research in an attempt to avoid situations where fraud and misrepresentation could adversely affect a Portfolio. In addition, loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. To the extent that the Adviser determines that any such investments are illiquid, a Portfolio will include them in the investment limitations described above.

MORTGAGE-BACKED OR MORTGAGE-RELATED SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in mortgage-related securities (i.e., mortgage-backed securities). A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain Portfolios may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs may be issued by a United States Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued

CMOs may be guaranteed by the United States Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the United States Government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolios may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be liable to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a United States government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the United States Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The Portfolios may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy or sell those securities at any particular time.

The J.P. Morgan Core Bond Portfolio may also invest in directly placed mortgages including residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that the Portfolio forecloses on any non-performing mortgage, it could end up acquiring a direct interest in the underlying real property and the Portfolio would then be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. Investment in direct mortgages involve many of the same risks as investments in mortgage-related securities. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for anticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Portfolio or the Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of the property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

MORTGAGE DOLLAR ROLLS. The J.P. Morgan Core Bond Portfolio may enter into mortgage dollar rolls in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Portfolio may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed.

MUNICIPAL SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in municipal securities ("municipals"), which are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.


OPTIONS AND FUTURES TRANSACTIONS. Each Portfolio may buy and sell futures and options contracts for any number of reasons, including: to manage its exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities and to adjust the duration of fixed income investments. Each Portfolio may purchase, sell, or write call and put options and futures contracts on securities, financial indices, and foreign currencies and options on futures contracts.


The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the extremely high degree of leveraging involved in futures pricing. As a result, a relatively small price movement in a futures contract may cause an immediate and substantial loss or gain. The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the stocks held by a Portfolio and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract or an over the counter option and the resulting inability to close a futures position or over the counter option prior to its maturity date.

Following is a description of specific Options and Futures Transactions, followed by a discussion concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts.

FUTURES TRANSACTIONS. As indicated in Appendix A, certain of the Portfolios may utilize futures contracts. Futures contracts (a type of potentially high-risk security) enable the investor to buy or sell an asset in the future at an agreed upon price. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain the Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, United States government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Portfolios expect to earn interest income on their initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

OPTIONS ON FUTURES CONTRACTS. As indicated in Appendix A, certain of the Portfolios may purchase and write exchange-traded call and put options on futures contracts of the type which the particular Portfolio is authorized to enter into. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Options on futures contracts can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The Portfolios will write only options on futures contracts which are "covered." A Portfolio will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates with its custodian cash, United States Government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Portfolio will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Portfolio owns a security deliverable under the futures contract. A Portfolio will be considered "covered" with respect to a call option it has written on a securities index future if the Portfolio owns, so long as the Portfolio is obligated as the writer of the call, a portfolio of securities the price changes of which are, in the opinion of its Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolios will not engage in transactions in futures contracts and related options for speculation. In addition, the Portfolios will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Portfolio, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures and related options, the Portfolio will own securities the price changes of which are, in the opinion of its Adviser, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

For information concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts, please see "Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts" on page 29.

As indicated in Appendix A, certain of the Portfolios may also write and purchase put and call options. Options (another type of potentially high-risk security) give the purchaser of an option the right, but not the obligation, to buy or sell in the future an asset at a predetermined price during the term of the option. (The writer of a put or call option would be obligated to buy or sell the underlying asset at a predetermined price during the term of the option.) Each Portfolio will write put and call options only if such options are considered to be "covered". A call option on a security is covered, for example, when the writer of the call option owns throughout the option period the security on which the option is written (or a security convertible into such a security without the payment of additional consideration). A put option on a security is covered, for example, when the writer of the put has deposited and maintained in a segregated account throughout the option period sufficient cash or other liquid assets in an amount equal to or greater than the exercise price of the put option.


Certain of the Portfolios will not commit more than 5% of their total assets to premiums when purchasing call or put options. In addition, the total market value of securities against which a Portfolio (except the EQ/Janus Large Cap Growth Portfolio) has written call or put options generally will not exceed 25% of its total assets. However, the Warburg Pincus Small Company Value Portfolio may commit up to 10% of its total assets to premiums when purchasing put or call options.


WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio which writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, United States Government securities or other liquid securities having a value equal to or greater than the exercise price of the option.

The Portfolios may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

PURCHASING PUT AND CALL OPTIONS. A Portfolio may purchase put options on securities to protect their holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolio will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

SECURITIES INDEX OPTIONS. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities or securities it intends to purchase. Each Portfolio writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of a Portfolio's Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash, United States Government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the Standard & Poor's 500 or the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OVER THE COUNTER OPTIONS. As indicated in Appendix A, certain of the Portfolios may engage in over the counter put and call option transactions. Options traded in the over the counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such over the counter options, and the securities used as "cover" for such options, may be considered illiquid securities. Certain Portfolios may enter into contracts (or amend existing contracts) with primary dealers with whom they write over the counter options. The contracts will provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Portfolio can repurchase the option at any time. The Portfolios have established standards of creditworthiness for these primary dealers, although the Portfolios may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over the counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over the counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.


RISKS OF TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CURRENCY
CONTRACTS

OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange ("exchange"). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over the counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over the counter. The Portfolios will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. A Portfolio's Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to a Portfolio's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Portfolios, specified in the Prospectus, intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

FOREIGN OPTIONS AND FUTURES. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when a Portfolio trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Portfolio for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the Portfolio's order is placed and the time it is liquidated, offset or exercised.

FOREIGN CURRENCY CONTRACTS. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Whether a currency hedge benefits a Portfolio will depend on the ability of a Portfolio's Adviser to predict future currency exchange rates.

The writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs.

PASSIVE FOREIGN INVESTMENT COMPANIES. As indicated in Appendix A, certain of the Portfolios may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes these funds may be known as passive foreign investment companies.

The Portfolios are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies, and, consequently, each Portfolio may have to subject any of its investments in other investment companies, including those PFICs that are investment companies, to the limitation that no more than 10% of the value of the Portfolio's total assets may be invested in such securities. In addition to bearing their proportionate share of a Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in passive foreign investment companies also involve the risk of foreign securities, as described above.


PAYMENT-IN-KIND BONDS. As indicated in Appendix A, certain of the Portfolios may invest in payment-in-kind bonds. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of payment-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the Portfolios are nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolios could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.


REPURCHASE AGREEMENTS. Each Portfolio, other than the Alliance Equity Index Portfolio, may enter into repurchase agreements with qualified banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.


Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuation during that holding period.


Repurchase agreements may have the characteristics of loans by a Portfolio. During the term of the repurchase agreement, a Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreements falls below the resale amount provided under the repurchase agreement. A Portfolio will enter into repurchase agreements with registered brokers-dealers, United States Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Portfolio's Adviser, pursuant to guidelines adopted by the Board of Trustees. Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.


If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Portfolio would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred.

REAL ESTATE INVESTMENT TRUSTS. As indicated in Appendix A, certain of the Portfolios may each invest up to 15% of its respective net assets in investments related to real estate, including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. As indicated in Appendix A, certain of the Portfolios may each enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time a Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or other liquid securities having a value not less than the repurchase price (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's net asset value. See "Fundamental Restrictions" for more information concerning restrictions on borrowing by each Portfolio. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligation to repurchase the securities, and a Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

In "dollar roll" transactions, a Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio would forego principal and interest paid on such securities. A Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time a Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with an approved custodian cash or other liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained.


SECURITIES LOANS. All of the Portfolios may lend securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked to market on a daily basis. The collateral received will consist of cash, United States Government securities, letters of credit or such other collateral as may be permitted under a Portfolio's securities lending program. While the securities are being loaned, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio will generally not have the right to vote securities while they are being loaned, but its Manager or Adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by a Portfolio's Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

SHORT SALES AGAINST THE BOX. As indicated in Appendix A, certain of the Portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by each Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. Each Portfolio will deposit, in a segregated account with its custodian or a qualified subcustodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Each Portfolio will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Not more than 10% of a Portfolio's net assets (taken at current value) may be held as collateral for short sales against the box at any one time. The extent to which a Portfolio may make short sales may be limited by Code requirements for qualification as a regulated investment company.

SMALL COMPANY SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies often have limited product lines, markets or financial resources and are typically subject to greater changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones and smaller companies may be dependent for management on one or a few key persons. Therefore, an investment in these Portfolios may involve a greater degree of risk than an investment in other Portfolios that seek capital appreciation by investing in better known, larger companies.


STRUCTURED NOTES. As indicated in Appendix A, certain of the Portfolios may invest in structured notes, which are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Because structured notes of the type in which the Morgan Stanley Emerging Markets Equity Portfolio may invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Morgan Stanley Emerging Markets Equity Portfolio may invest in a class of structured notes that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured notes typically have higher yields and present greater risks than unsubordinated structured notes. Certain issuers of structured notes may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Morgan Stanley Emerging Markets Equity Portfolio's investment in these structured notes may be limited by restrictions contained in the 1940 Act. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.


SWAPS. As indicated in Appendix A, certain of the Portfolios may each invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.



A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of unencumbered liquid assets, to avoid any potential leveraging of a Portfolio. To the extent that these swaps are entered into for hedging purposes, the Advisers believe such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, the Adviser will not treat them as being subject to a Portfolio's borrowing restrictions. A Portfolio may enter into OTC swap transactions with counterparties that are approved by the Advisers in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, United States Government securities, or high grade debt obligations. No Portfolio will enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Swaps that include more recent innovations for which standardized documentation has not yet been fully developed are less liquid than "traditional" swaps. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

The swaps in which a Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

UNITED STATES GOVERNMENT SECURITIES. Each Portfolio may invest in debt obligations of varying maturities issued or guaranteed by the United States Government, its agencies or instrumentalities ("United States Government securities"). Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. United States Government securities also include securities issued or guaranteed by government agencies that are supported by the full faith and credit of the United States (e.g., securities issued by the Federal Housing Administration, Export-Import Bank of the United States, Small Business Administration, and Government National Mortgage Association); securities issued or guaranteed by government agencies that are supported by the ability to borrow from the United States Treasury (e.g., securities issued by the Federal National Mortgage Association); and securities issued or guaranteed by government agencies that are only supported by the credit of the particular agency (e.g., Interamerican Development Bank, the International Bank for Reconstruction and Development, and the Tennessee Valley Authority).

WARRANTS. All of the Portfolios (except the Alliance Money Market Portfolio), may purchase warrants and similar rights. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This effect enables the investor to gain exposure to the underlying security with a relatively low capital investment but increases an investor's risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.

The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

ZERO COUPON BONDS. As indicated in Appendix A, certain of the Portfolios may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to investors in such instruments. Thus, each Portfolio could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.



PORTFOLIO TURNOVER. The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." A high turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) which must be born by the Portfolio and its shareholders and increases realized gains and losses. See "Financial Highlights" in the Prospectus for the actual portfolio turnover rates of the Portfolios through December 31, 1999.

MANAGEMENT OF THE TRUST

The Board has the responsibility for the overall management of the Trust and its Portfolios, including general supervision and review of the investment activities and the conformity with Delaware Law and the stated policies of the Trust's Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below.


As of December 31, 1999 the Trustees and officers of the Trust, as a group, owned Contracts entitling them to provide voting instructions in the aggregate with respect to less than one percent of the Trust's shares of beneficial interest.


THE TRUSTEES

NAME AND AGE                                    PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
----------------------------------------------- ----------------------------------------------------
Peter D. Noris* (44) .......................... From May 1995 to present, Executive Vice
President and Trustee                           President and Chief Investment Officer, Equitable;
                                                from 1992 to 1995, Vice President, Salomon
                                                Brothers Inc.; from July 1995 to present, Director,
                                                Alliance Capital Management, L.P.; from July 1995
                                                to October 1999, Trustee, Hudson River Trust
                                                (investment company); from November 1996 to
                                                present, Executive Vice President, AXA Advisors
                                                LLC.
Theodossios (Ted) Athanassiades (60) .......... From 1994 to present, Director, Atlantic Bank of
Trustee                                         New York; 1996, Vice-Chairman, Metropolitan
                                                Life Insurance Company; from 1993-1995,
                                                President and Chief Operating Officer,
                                                Metropolitan Life Insurance Company.
Jettie M. Edwards (53) ........................ From 1986 to present, Partner and Consultant,
Trustee                                         Syrus Associates (business and marketing
                                                consulting firm); from 1992 to present, Trustee,
                                                Provident Investment Counsel Trust (investment
                                                company); from 1995 to present, Director, The
                                                PBHG Funds, Inc. (investment company).
David W. Fox (68) ............................. From 1987 to present, Director of USG
Trustee                                         Corporation; Public Governor (1989 to present)
                                                and Chairman (1996 to present) of the Chicago
                                                Stock Exchange; from 1990-1995, Chairman and
                                                Chief Executive Officer, Northern Trust
                                                Corporation.
Michael Hegarty* (55) ......................... From April 1998 to present, Director, President
Trustee                                         and Chief Operating Officer, Equitable; from 1996
                                                to 1998, Vice Chairman, Chase Manhattan
                                                Corporation; from 1995 to 1996, Vice Chairman,
                                                Chemical Bank (Chase Manhattan Corporation
                                                and Chemical Bank merged in 1996); from 1991 to
                                                1995, Senior Executive Vice President, Chemical
                                                Bank.

NAME AND AGE                                  PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
--------------------------------------------- ----------------------------------------------------
William M. Kearns, Jr. (64) ................. From 1994 to present, President, W.M. Kearns &
Trustee                                       Co., Inc. (private investment company); from 1998
                                              to present, Vice Chairman, Keefe Managers,
                                              Inc. (financial services funds); Director, Malibu
                                              Entertainment Worldwide, Inc., Marine Transport
                                              Corporation, Selective Insurance Group, Inc.,
                                              Transistor Devices, Inc., as well as a number of
                                              private and venture backed companies.
Christopher P.A. Komisarjevsky (55) ......... From 1998 to present, President and Chief
Trustee                                       Executive Officer, Burson-Marsteller Worldwide
                                              (public relations); from 1996 to 1998, President
                                              and Chief Executive Officer, Burson-Marstellar
                                              USA; from 1994 to 1995, President and Chief
                                              Executive Officer, Gavin Anderson & Company,
                                              New York.
Harvey Rosenthal (57) ....................... From 1996 to present, Consultant/Director; from
Trustee                                       1994 to 1996, President and Chief Operating
                                              Officer, Melville Corporation (now CVS
                                              Corporation); Director, Schein Pharmaceutical, Inc.
                                              and LoJack Corporation.
Gary S. Schpero* (46) ....................... Prior to January 1, 2000, Partner of Simpson
Trustee                                       Thacher & Bartlett (law firm) and Managing
                                              Partner of Investment Management and
                                              Investment Company Practice Group.


----------
*     "Interested person" of the Trust (as that term is defined in the 1940
      Act).


COMMITTEES OF THE BOARD

The Trust has a standing Audit Committee consisting of all of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940
Act) ("Independent Trustees"). The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of this annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control.

The Trust has a Nominating and Compensation Committee consisting of all of the Independent Trustees. The Nominating and Compensation Committee's function is to nominate and evaluate independent trustee candidates and review the compensation arrangements for each of the Trustees.

The Trust has a Valuation Committee consisting of Peter D. Noris, Steven M. Joenk, Kevin R. Byrne, Brian S. O'Neil, and such other officers of the Trust and the Manager, as well as such officers of any Adviser to any Portfolio as are deemed necessary by Mr. Noris or Mr. Joenk from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.


COMPENSATION OF THE TRUSTEES

Each Trustee, who is not an employee of the Manager or any of its affiliates, currently receives from the Trust an annual fee of $40,000 plus (i) an additional fee of $4,000 for each regularly scheduled Board meeting attended, (ii) $2,000 for each special Board meeting or special committee meeting attended, and (iii) $1,000 for each telephone or other committee meeting attended, plus reimbursement for expenses in attending in-person meetings. Upon election by the Independent Trustees of a lead Independent Trustee, a supplemental retainer of $10,000 per year will be paid to the lead Independent Trustee. A supplemental retainer may also be paid on occasion to each chair of the Trust's two committees for special services.


                           TRUSTEE COMPENSATION TABLE
                     FOR THE YEAR ENDED DECEMBER 31, 1999*



---------------------------------------------------------------------------------------
                                                        PENSION OR
                                                        RETIREMENT           TOTAL
                                       AGGREGATE     BENEFITS ACCRUED    COMPENSATION
                                     COMPENSATION       AS PART OF      FROM TRUST PAID
 TRUSTEE                            FROM THE TRUST    TRUST EXPENSES      TO TRUSTEES
---------------------------------------------------------------------------------------
  Peter D. Noris                      $     -0-            $-0-           $     -0-
---------------------------------------------------------------------------------------
  Ted Athanassiades*                  $     -0-            $-0-           $     -0-
---------------------------------------------------------------------------------------
  Jettie M. Edwards                   $  39,271            $-0-           $  39,271
---------------------------------------------------------------------------------------
  David W. Fox*                       $     -0-            $-0-           $     -0-
---------------------------------------------------------------------------------------
  Michael Hegarty                     $     -0-            $-0-           $     -0-
---------------------------------------------------------------------------------------
  William M. Kearns, Jr.              $  39,271            $-0-           $  39,271
---------------------------------------------------------------------------------------
  Christopher P.A. Komisarjevsky      $  38,271**          $-0-           $  38,271**
---------------------------------------------------------------------------------------
  Harvey Rosenthal                    $  39,271            $-0-           $  39,271
---------------------------------------------------------------------------------------
  Gary S. Schpero*                    $     -0-            $-0-           $     -0-
---------------------------------------------------------------------------------------

----------
* Mssrs. Athanassiades, Fox and Schpero did not receive any compensation from the Trust in 1999 because they were not members of the Board in 1999.

** Mr. Komisarjevsky has elected to participate in the Trust's deferred compensation plan. As of December 31, 1999, Mr. Komisarjevsky had accrued $39,218 (including interest).


A deferred compensation plan for the benefit of the Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until his or her retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to 20 year period elected by such Trustee.


THE TRUST'S OFFICERS


No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Equitable, AXA Advisors, LLC ("AXA Advisors"), Equitable Distributors, Inc. ("EDI"), or Chase Global Funds Services Company ("Chase Global"). The Trust's principal officers are:

NAME, AGE AND POSITION WITH TRUST            PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------------------   --------------------------------------------------------
Peter D. Noris (44) ......................   From May 1995 to present, Executive Vice President
President                                    and Chief Investment Officer, Equitable; from 1992 to
                                             1995, Vice President, Salomon Brothers, Inc.; from July
                                             1995 to present, Director, Alliance Capital Management,
                                             L.P.; from July 1995 to October 1999, Trustee, Hudson
                                             River Trust (investment company); from November
                                             1996 to present, Executive Vice President, AXA
                                             Advisors.
Brian S. O'Neil (47) .....................   From July 1998 to present, Executive Vice President
Vice President                               AXA Financial; from 1997 to 1998, Director of
                                             Investment, AXA Investment Managers-Europe; from
                                             1995 to 1997, Chief Investment Officer, AXA
                                             Investment Management Paris; from 1992 to June 1995,
                                             Executive Vice President and Chief Investment Officer
                                             AXA Financial.
Steven M. Joenk (41) .....................   From July 1999 to present, Senior Vice President AXA
Vice President and Chief Financial Officer   Financial; from 1996 to 1999, Managing Director of
                                             MeesPierson; from 1994 to 1996, Executive Vice
                                             President and Chief Financial Officer, Gabelli Funds,
                                             Inc.
Kevin R. Byrne (44) ......................   From July 1997 to present, Senior Vice President and
Vice President and Treasurer                 Treasurer, AXA Financial and Equitable; from 1990 to
                                             present, Treasurer, Frontier Trust Company; from 1997
                                             to present, President and Chief Executive Officer,
                                             Equitable Casualty Insurance Company.
Patricia Louie, Esq. (44) ................   From July 1999 to present, Vice President and Counsel,
Vice President and Secretary                 AXA Financial and Equitable; from September 1994 to
                                             July 1999, Assistant General Counsel of The Dreyfus
                                             Corporation.
Kenneth T. Kozlowski (38) ................   From October 1999 to present, Assistant Vice President,
Controller                                   AXA Financial; from October 1996 to October 1999,
                                             Director-Fund Administration, Prudential Investments;
                                             from 1992 to 1996, Vice President-Fund Administration,
                                             Prudential Securities Incorporated.
Steven Case (41) .........................   From January 2000 to present, Vice President, AXA
Vice President                               Financial; from September 1999 to December 1999,
                                             Assistant Treasurer, The Rockefeller Foundation; from
                                             March 1998 to September 1999, Senior Vice President,
                                             Putnam Investments; from January 1989 to March 1998,
                                             Managing Director, Rogers Casey & Associates.
Mary E. Cantwell (38) ....................   From July 1999 to present, Vice President, Equitable;
Vice President                               from September 1997 to July 1999, Assistant Vice
                                             President, Office of the Chief Investment Officer,
                                             Equitable; from September 1997 to present, Assistant
                                             Vice President, AXA Advisors; from September 1997
                                             to present, Marketing Director, Income Management
                                             Group, Equitable.

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES


The Trust continuously offers its shares to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contracts") and to tax-qualified retirement plans. The Trust's shares currently are sold to the following shareholders: (i) insurance company separate accounts in connection with Contracts issued by Equitable and EOC; (ii) the Equitable Plan; and (iii) insurance company separate accounts of: Integrity Life Insurance Company, National Integrity Life Insurance Company, The American Franklin Life Insurance Company, The Prudential Insurance Company of America, and Transamerica Occidental Life Insurance Company, each of which is unaffiliated with Equitable. Equitable may be deemed to be a control person with respect to the Trust by virtue of its ownership of more than 99% of the Trust's shares as of January 25, 2000. Equitable is organized as a New York Stock life insurance company and is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a subsidiary of AXA, a French insurance holding company.


As a "series" type of mutual fund, the Trust issues separate series of shares of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer owners of the Contracts ("Contract owners") the opportunity to instruct shareholders as to how shares allocable to Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. To the Trust's knowledge, as of the date of this Statement of Additional Information ("SAI"), the following owned Contracts entitling such persons to give voting instructions regarding more than 5% of the outstanding shares of any Portfolio:





                                                                       SHARES BENEFICIALLY      PERCENTAGE
          PORTFOLIO                       CONTRACT OWNER                      OWNED            OF OWNERSHIP
          ---------            ------------------------------------   ---------------------   -------------
Alliance Intermediate          Georges Borchardt, Inc./Trustee               1,765,071              8.3%
 Government Securities
Alliance Quality Bond          Boston Safe Deposit and Trust Co.*           36,020,343             65.1%
EQ/Alliance Premier Growth     Boston Safe Deposit and Trust Co.*           30,901,385             39.4%
EQ/Evergreen Foundation        Sandra Denise Williams                           65,146              7.1%


----------
* Boston Safe Deposit and Trust Co., successor Trustee under Master Trust Agreement for SBC Communications, Inc.'s Deferred Compensation Plans and other Executive Benefit Plans.

The Trust may continue to offer its shares to separate accounts of insurance companies unaffiliated with Equitable, as well as to tax-qualified retirement plans in addition to the Equitable Plan. The Trust does not foresee any disadvantages to Contract owners or participants in the Equitable Plan arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other or to tax-qualified retirement plans in addition to the Equitable Plan. However, it is theoretically possible that, at some time, the interests of various Contract owners participating in the Trust through their separate accounts and tax-qualified retirement plans might conflict. In the case of a material irreconcilable conflict, one or more separate accounts or tax-qualified retirement plans might withdraw their investments in the Trust, which would possibly force the Trust to sell portfolio securities at disadvantageous prices. The Trustees of the Trust intend to monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and tax-qualified retirement plans and will take whatever remedial action may be necessary.


INVESTMENT MANAGEMENT AND OTHER SERVICES

THE MANAGER

Equitable currently serves as the investment manager for each Portfolio. T. Rowe Price Associates, Inc. ("T. Rowe Price"), Rowe Price-Fleming International, Inc. ("Price-Fleming"), Putnam Investment Management, Inc. ("Putnam Management"), Massachusetts Financial Services Company ("MFS"), Morgan Stanley Asset Management Inc. ("MSAM"), Credit Suisse Asset Management, LLC ("CSAM"), Mercury Asset Management US, a division of Fund Asset Management, LP ("Mercury"), Lazard Asset

Management ("LAM"), a division of Lazard Freres and Company, LLC, J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Bankers Trust Company ("Bankers Trust"), Evergreen Asset Management Corp. ("Evergreen"), Alliance Capital Management, L.P. ("Alliance"), Capital Guardian Trust Company ("Capital Guardian") Calvert Asset Management Company, Inc. ("Calvert"), Brown Capital Management, Inc. ("Brown Capital"), Prudential Investments Fund Management LLC ("PIFM"), Jennison Associates LLC ("Jennison"), American Express Financial Corporation ("AEFC"), Fidelity Management & Research Company ("FMR"), and Janus Capital Corporation ("Janus") (each an "Adviser," and together the "Advisers") serve as investment advisers to one or more of the Portfolios, as described more fully in the Prospectus.


Equitable, which is a New York life insurance company and one of the largest life insurance companies in the United States, is an indirect wholly-owned subsidiary of AXA Financial, a subsidiary of AXA, a French holding company. The principal offices of The Equitable Companies and Equitable are located at 1290 Avenue of the Americas, New York, New York 10104.

AXA is the largest shareholder of AXA Financial. On January 25, 2000, AXA owned, directly or indirectly through its affiliates, 58.4% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

The Trust and Manager have entered into an Amended and Restated Management Agreement ("Management Agreement"), which was initially approved by the Board of Trustees on January 28, 2000 and by shareholders at a meeting held on April 14, 2000. Subject always to the direction and control of the Trustees of the Trust, under the Management Agreement the Manager will have (i) overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) full discretion to select new or additional Advisers for each Portfolio; (iii) full discretion to enter into and materially modify existing Advisory Agreements with Advisers; (iv) full discretion to terminate and replace any Adviser; and (v) full investment discretion to make all determinations with respect to the investment of a Portfolio's assets not then managed by an Adviser. In connection with the Manager's responsibilities under the Management Agreement, the Manager will assess each Portfolio's investment focus and will seek to implement decisions with respect to the allocation and reallocation of each Portfolio's assets among one or more current or additional Advisers from time to time, as the Manager deems appropriate, to enable each Portfolio to achieve its investment goals. In addition, the Manager will monitor compliance of each Adviser with the investment objectives, policies and restrictions of any Portfolio or Portfolios (or portions of any Portfolio) under the management of such Adviser, and review and report to the Trustees of the Trust on the performance of each Adviser. The Manager will furnish, or cause the appropriate Adviser(s) to furnish, to the Trust such statistical information, with respect to the investments that a Portfolio (or portions of any Portfolio) may hold or contemplate purchasing, as the Trust may reasonably request. On the Manager's own initiative, the Manager will apprise, or cause the appropriate Adviser(s) to apprise, the Trust of important developments materially affecting each Portfolio (or any portion of a Portfolio that they advise) and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Manager agrees to furnish, or cause the appropriate Adviser(s) to furnish, to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request. In addition, the Manager agrees to cause the appropriate Adviser(s) to furnish to third-party data reporting services all currently available standardized performance information and other customary data.

Under the Management Agreement, the Manager also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following:

o   Office space, all necessary office facilities and equipment.

o Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions:

    o related to and to be performed under the Trust's contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

    o related to the investment advisory services to be provided by any Adviser pursuant to an advisory agreement with the Trust ("Advisory Agreement").

o Information and services, other than services of outside counsel or independent accountants or investment advisory services to be provided by any Adviser under an Advisory Agreement, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust Shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to Shareholders or regulatory authorities, and all tax returns.

The Management Agreement also requires the Manager (or its affiliates) to pay all salaries, expenses, and fees of the Trustees and officers of the Trust who are affiliated with the Manager or its affiliates.


Each Portfolio pays a fee to the Manager as set forth in the Prospectus. The Manager and the Trust have also entered into an expense limitation agreement with respect to each Portfolio (except for the EQ/Aggressive Stock Portfolio, the EQ/Balanced Portfolio and the Portfolios for which Alliance serves as the sole Adviser, other than EQ/Alliance Premier Growth Portfolio and EQ/Alliance Technology Portfolio) ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each Portfolio are limited to the extent described in the "Management of the Trust--Expense Limitation Agreement" section of the Prospectus.


In addition to the management fees, the Management Agreement requires the Trust to pay all expenses not specifically assumed by the Manager, including without limitation, the following: fees and expense of its organization, operations, and business not specifically assumed or agreed to be paid by the Manager under the Management Agreement, or by an Adviser, as provided in an Advisory Agreement; fees and expenses of its independent accountants and of legal counsel for itself and the Trust's independent Trustees; the costs of preparing, setting in type, printing and mailing annual and semi-annual reports, proxy statements, prospectuses, prospectus supplements and statements of additional information to shareholders; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the Portfolios on a basis that the Board deems fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. In addition, as discussed in greater detail below under "Distribution of the Trust's Shares," the Class IB shares of each Portfolio may pay for certain distribution-related expenses in connection with activities primarily intended to result in the sale of its shares.

The continuance of the Management Agreement, with respect to each Portfolio, must be specifically approved at least annually (i) by the Board or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The Management Agreement with respect to each Portfolio may be terminated (i) at any time, without the payment of any penalty, by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio upon sixty (60) days' written notice to the Manager or (ii) by the Manager at any time without penalty upon sixty (60) days' written notice to the Trust. The Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

The tables below show the fees paid by each Portfolio to the Manager (or the predecessor Manager to the Alliance Portfolios) during the years ended December 31, 1997, 1998 and 1999 respectively. The first column shows each fee without fee waivers, the second column shows the fees actually paid to the Manager after fee waivers and the third column shows the total amount of fees waived by the Manager and other expenses of each Portfolio assumed by the Manager pursuant to the Expense Limitation Agreement.


                      FISCAL YEAR ENDED DECEMBER 31, 1997*



                                                                                       TOTAL AMOUNT OF
                                                                    MANAGEMENT FEE     FEES WAIVED AND
                                                                    PAID TO MANAGER     OTHER EXPENSES
                    PORTFOLIO                     MANAGEMENT FEE   AFTER FEE WAIVER   ASSUMED BY MANAGER
------------------------------------------------ ---------------- ------------------ -------------------
Mercury Basic Value Equity .....................     $ 73,477           $     0            $123,460
Mercury World Strategy .........................     $ 49,425           $     0            $115,763
MFS Emerging Growth Companies ..................     $169,781           $     0            $280,111
MFS Research ...................................     $186,533           $     0            $292,185
EQ/Putnam Balanced .............................     $ 50,946           $     0            $137,739
EQ/Putnam Growth & Income Value ................     $227,936           $     0            $350,861
EQ/Putnam International Equity .................     $130,202           $     0            $228,427
EQ/Putnam Investors Growth .....................     $ 67,578           $     0            $141,578
T. Rowe Price Equity Income ....................     $166,401           $     0            $250,098
T. Rowe Price International Stock ..............     $213,839           $     0            $365,096
Warburg Pincus Small Company Value .............     $252,178           $ 5,693            $246,485
Morgan Stanley Emerging Markets Equity .........     $ 66,404           $23,496            $ 42,908

----------
* Except for Morgan Stanley Emerging Markets Equity Portfolio, each of the Portfolios above commenced operations on May 1, 1997. Morgan Stanley Emerging Markets Equity Portfolio commenced operations on August 20, 1997. The BT Equity 500 Index, BT International Equity Index, BT Small Company Index, J.P. Morgan Core Bond, Lazard Large Cap Value and Lazard Small Cap Value Portfolios are not included in the above table because they had no operations during the fiscal year ended December 31, 1997 except for the issuance of Class IB shares.


                    CALENDAR YEAR ENDED DECEMBER 31, 1998*



                                                                                       TOTAL AMOUNT OF
                                                                    MANAGEMENT FEE     FEES WAIVED AND
                                                                    PAID TO MANAGER     OTHER EXPENSES
                    PORTFOLIO                     MANAGEMENT FEE   AFTER FEE WAIVER   ASSUMED BY MANAGER
------------------------------------------------ ---------------- ------------------ -------------------
Mercury Basic Value Equity .....................    $  632,783        $  396,615           $236,168
Mercury World Strategy .........................    $  179,486        $   75,018           $104,468
MFS Emerging Growth Companies ..................    $1,351,932        $  881,342           $470,590
MFS Research ...................................    $1,319,969        $  842,389           $477,580
EQ/Putnam Balanced .............................    $  269,939        $   99,960           $169,979
EQ/Putnam Growth & Income Value ................    $1,654,313        $1,069,169           $585,144
EQ/Putnam International Equity .................    $  673,315        $  421,928           $251,387
EQ/Putnam Investors Growth .....................    $  497,899        $  282,976           $214,923
T. Rowe Price Equity Income ....................    $1,000,224        $  661,278           $338,946
T. Rowe Price International Stock ..............    $  788,805        $  573,446           $215,359
Warburg Pincus Small Company Value .............    $1,012,129        $  738,570           $273,559
Morgan Stanley Emerging Markets Equity .........    $  364,795        $  105,117           $259,678
BT Equity 500 Index ............................    $  210,001        $        0           $232,207
BT International Equity Index ..................    $   98,039        $        0           $180,103
BT Small Company Index .........................    $   45,728        $        0           $220,614
J.P. Morgan Core Bond ..........................    $  172,507        $   86,266           $ 86,241
Lazard Large Cap Value .........................    $  160,570        $   73,011           $ 87,559
Lazard Small Cap Value .........................    $  194,797        $  111,500           $ 83,297

The EQ/Aggressive Stock, EQ/Balanced, Alliance Common Stock, Alliance Conservative Investors Portfolio, Alliance Equity Index, Alliance Global, Alliance Growth and Income, Alliance Growth Investors, Alliance High Yield, Alliance Intermediate Government Securities, Alliance International, Alliance Money Market, Alliance Quality Bond, Alliance Small Cap Growth, EQ/Evergreen Foundation, EQ/Evergreen, MFS Growth with Income, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity and Capital Guardian International Portfolios are not included in the above tables because they had no operations before the year ended December 31, 1998.


                    CALENDAR YEAR ENDED DECEMBER 31, 1999*



                                                                                              TOTAL AMOUNT OF
                                                                           MANAGEMENT FEE     FEES WAIVED AND
                                                                           PAID TO MANAGER     OTHER EXPENSES
                       PORTFOLIO                         MANAGEMENT FEE   AFTER FEE WAIVER   ASSUMED BY MANAGER
------------------------------------------------------- ---------------- ------------------ -------------------
Mercury Basic Value Equity ............................    $ 1,290,548       $ 1,027,977          $262,571
Mercury World Strategy ................................    $   214,078       $   152,180          $ 61,898
MFS Emerging Growth Companies .........................    $ 4,668,243       $ 3,839,743          $828,500
MFS Research ..........................................    $ 2,891,285       $ 2,318,049          $573,236
EQ/Putnam Balanced ....................................    $   526,299       $   362,752          $163,547
EQ/Putnam Growth & Income Value .......................    $ 2,955,452       $ 2,393,031          $562,421
EQ/Putnam International Equity ........................    $ 1,352,745       $ 1,238,715          $114,030
EQ/Putnam Investors Growth ............................    $ 1,469,035       $ 1,328,348          $140,687
T. Rowe Price Equity Income ...........................    $ 1,487,784       $ 1,170,353          $317,391
T. Rowe Price International Stock .....................    $ 1,186,330       $ 1,044,609          $141,721
Warburg Pincus Small Company Value ....................    $   974,661       $   845,954          $128,707
Morgan Stanley Emerging Markets Equity ................    $   960,297       $   426,642          $533,655
BT Equity 500 Index ...................................    $ 1,077,825       $   571,204          $506,691
BT International Equity Index .........................    $   230,274       $   159,545          $ 70,729
BT Small Company Index ................................    $   104,701       $         0          $207,306
J.P. Morgan Core Bond .................................    $   589,231       $   466,067          $123,164
Lazard Large Cap Value ................................    $   578,767       $   513,394          $ 65,373
Lazard Small Cap Value ................................    $   480,925       $   421,716          $ 59,209
EQ/Aggressive Stock** .................................    $23,118,072       $23,118,072          $      0
EQ/Balanced** .........................................    $ 8,110,873       $ 8,110,873          $      0
Alliance Common Stock** ...............................    $51,373,606       $51,373,606          $      0
Alliance Conservative Investors** .....................    $ 2,038,794       $ 2,038,794          $      0
Alliance Equity Index** ...............................    $ 6,630,350       $ 6,630,350          $      0
Alliance Global** .....................................    $10,032,682       $10,032,682          $      0
Alliance Growth and Income** ..........................    $ 6,692,196       $ 6,692,196          $      0
Alliance Growth Investors** ...........................    $11,425,161       $11,425,161          $      0
Alliance High Yield** .................................    $ 3,569,825       $ 3,569,825          $      0
Alliance Intermediate Government Securities** .........    $ 1,009,174       $ 1,009,174          $      0
Alliance International** ..............................    $ 2,054,558       $ 2,054,558          $      0
Alliance Money Market** ...............................    $ 4,094,768       $ 4,094,768          $      0
Alliance Quality Bond** ...............................    $ 1,768,157       $ 1,768,157          $      0
Alliance Small Cap Growth** ...........................    $ 2,702,328       $ 2,702,328          $      0
EQ/Evergreen Foundation ...............................    $    28,270       $         0          $ 44,492
EQ/Evergreen ..........................................    $    19,857       $         0          $ 47,864
MFS Growth with Income ................................    $   233,224       $   103,187          $130,037
EQ/Alliance Premier Growth ............................    $   968,447       $   728,821          $239,626
Capital Guardian Research .............................    $    79,240       $    29,124          $ 50,116
Capital Guardian U.S. Equity ..........................    $   137,165       $    77,338          $ 59,827
Capital Guardian International ........................    $   110,978       $    43,763          $ 67,215
Calvert Socially Responsible ..........................    $     4,861       $         0          $ 31,969

----------
* The EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, and Capital Guardian International Portfolios commenced operations on April 30, 1999. The Calvert Socially Responsible Portfolio commenced operations on August 30, 1999. The EQ/Aggressive Stock,

    EQ/Balanced, Alliance Common Stock, Alliance Conservative Investors, Alliance Equity Index, Alliance Global, Alliance Growth and Income, Alliance Growth Investors, Alliance High Yield, Alliance Intermediate Government Securities, Alliance International, Alliance Money Market, Alliance Quality Bond, and Alliance Small Cap Growth Portfolios commenced operations on October 18, 1999. The EQ/Alliance Technology, EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/Mid Cap, and EQ/Janus Large Cap Growth Portfolios are not included in the above table because they had no operations during the fiscal year ended December 31, 1999.


** Also reflects fees paid to the previous Investment Manager, Alliance Capital Management, LP, during 1999.


THE ADVISERS

On behalf of the T. Rowe Price Equity Income Portfolio and the T. Rowe Price International Stock Portfolio, the Manager has entered into investment advisory agreements ("Advisory Agreements") with T. Rowe Price and Price-Fleming, respectively. Additionally, the Manager has entered into an Advisory Agreement on behalf of EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam International Equity Portfolio, EQ/Putnam Investors Growth Portfolio and EQ/Putnam Balanced Portfolio with Putnam Management. The Manager has entered into an Advisory Agreement on behalf of EQ/Aggressive Stock Portfolio, MFS Research Portfolio, MFS Emerging Growth Companies Portfolio and MFS Growth with Income Portfolio with MFS. The Manager has entered into Advisory Agreements on behalf of Morgan Stanley Emerging Markets Equity Portfolio and Warburg Pincus Small Company Value Portfolio with MSAM and CSAM, respectively. The Manager has entered into an Advisory Agreement on behalf of Mercury World Strategy Portfolio and Mercury Basic Value Equity Portfolio with Mercury. The Manager has entered into an Advisory Agreement on behalf of Lazard Large Cap Value Portfolio and Lazard Small Cap Value Portfolio with LAM. The Manager has entered into an Advisory Agreement on behalf of the J.P. Morgan Core Bond Portfolio with J.P. Morgan. The Manager has entered into an Advisory Agreement on behalf of BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio with Bankers Trust. The Manager has entered into an Advisory Agreement on behalf of EQ/Evergreen Foundation Portfolio and EQ/Evergreen Portfolio with Evergreen. The Manager has entered into an Advisory Agreement on behalf of EQ/Alliance Premier Growth Portfolio, Alliance Portfolios, EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio and the EQ/

Alliance Technology Portfolio with Alliance. The Manager has entered into an Advisory Agreement on behalf of Capital Guardian Research Portfolio, Capital Guardian U.S. Equity Portfolio, Capital Guardian International Portfolio and EQ/Balanced Portfolio with Capital Guardian. The Manager has entered into Advisory Agreements on behalf of Calvert Socially Responsible Portfolio with Calvert and Brown Capital. The Manager has entered into Advisory Agreements on behalf of EQ/Balanced Portfolio with PIFM and Jennison. The Manager has entered into an Advisory Agreement on behalf of EQ/Janus Large Cap Growth Portfolio with Janus. The Manager has entered into an Advisory Agreement on behalf of EQ/AXP New Dimensions Portfolio and EQ/AXP Strategy Aggressive Portfolio with AEFC. The Manager has entered into an Advisory Agreement on behalf on EQ/Mid Cap Portfoilio with FMR. The Advisory Agreements obligate T. Rowe Price, Price-Fleming, Putnam Management, MFS, CSAM, MSAM, Mercury, LAM, J.P. Morgan, Bankers Trust, Evergreen, Alliance, Capital Guardian, Calvert, Brown Capital, PIFM, Jennison, AEFC, and FMR to: (i) make investment decisions on behalf of their respective Portfolios; (ii) place all orders for the purchase and sale of investments for their respective Portfolios with brokers or dealers selected by the Manager or an Adviser; and (iii) perform certain limited related administrative functions in connection therewith.

During the years ended December 31, 1997, 1998 and 1999, respectively, the Manager paid the following fees to each Adviser with respect to the Portfolios listed below pursuant to the Investment Advisory Agreements:


                      FISCAL YEAR ENDED DECEMBER 31, 1997*



PORTFOLIO                                             ADVISORY FEE PAID
---------------------------------------------------- ------------------
   Mercury Basic Value Equity ......................      $ 53,462
   Mercury World Strategy ..........................      $ 35,301
   MFS Emerging Growth Companies ...................      $123,543
   MFS Research ....................................      $135,730
   EQ/Putnam Balanced ..............................      $ 46,342
   EQ/Putnam Growth & Income Value .................      $207,320
   EQ/Putnam International Equity ..................      $120,864
   EQ/Putnam Investors Growth ......................      $ 61,471
   T. Rowe Price Equity Income .....................      $121,142
   T. Rowe Price International Stock ...............      $185,338
   Warburg Pincus Small Company Value ..............      $193,934
   Morgan Stanley Emerging Markets Equity ..........      $ 66,277

----------
* Except for Morgan Stanley Emerging Markets Equity Portfolio, each of the Portfolios above commenced operation on May 1, 1997. Morgan Stanley Emerging Markets Equity Portfolio commenced operations on August 20, 1997. No advisory fees were paid to Bankers Trust, J.P. Morgan, LAM, Evergreen, MFS on behalf of MFS Growth with Income Portfolio, Alliance, Capital Guardian, Calvert, or Brown Capital during the fiscal year ended December 31, 1997.


                    CALENDAR YEAR ENDED DECEMBER 31, 1998*



PORTFOLIO                                             ADVISORY FEE PAID
---------------------------------------------------- ------------------
   Mercury Basic Value Equity ......................     $  454,234
   Mercury World Strategy ..........................     $  128,253
   MFS Emerging Growth Companies ...................     $  955,058
   MFS Research ....................................     $  935,189
   EQ/Putnam Balanced ..............................     $  245,492
   EQ/Putnam Growth & Income Value .................     $1,395,817
   EQ/Putnam International Equity ..................     $  625,984
   EQ/Putnam Investors Growth ......................     $  453,137
   T. Rowe Price Equity Income .....................     $  727,501
   T. Rowe Price International Stock ...............     $  506,294
   Warburg Pincus Small Company Value ..............     $  778,163
   Morgan Stanley Emerging Markets Equity ..........     $  364,354
   BT Equity 500 Index .............................     $   42,047
   BT International Equity Index ...................     $   42,067
   BT Small Company Index ..........................     $    9,143
   J.P. Morgan Core Bond ...........................     $   15,022
   Lazard Large Cap Value ..........................     $  123,634
   Lazard Small Cap Value ..........................     $  158,214

----------
* No advisory fees were paid to Evergreen, MFS on behalf of MFS Growth with Income Portfolio, Alliance, Capital Guardian, Calvert or Brown Capital during the year ended December 31, 1998. The EQ/Aggressive Stock, EQ/Balanced, Alliance Common Stock, Alliance Conservative Investors Portfolio, Alliance Equity Index, Alliance Global, Alliance Growth and Income, Alliance Growth Investors, Alliance High Yield, Alliance Intermediate Government Securities, Alliance International, Alliance Money Market, Alliance Quality Bond, Alliance Small Cap Growth, EQ/Evergreen Foun-dation, EQ/Evergreen, MFS Growth with Income, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, Capital Guardian International and Calvert Socially Responsible Portfolios are not included in the above tables because they had no operations before the year ended December 31, 1998.


                    CALENDAR YEAR ENDED DECEMBER 31, 1999*




PORTFOLIO                                                  ADVISORY FEE PAID
--------------------------------------------------------- ------------------
   Mercury Basic Value Equity ...........................     $ 1,043,205
   Mercury World Strategy ...............................     $   153,072
   MFS Emerging Growth Companies ........................     $ 2,684,397
   MFS Research .........................................     $ 1,954,323
   EQ/Putnam Balanced ...................................     $   478,431
   EQ/Putnam Growth & Income Value ......................     $ 2,255,697
   EQ/Putnam International Equity .......................     $ 1,215,477
   EQ/Putnam Investors Growth ...........................     $ 1,270,694
   T. Rowe Price Equity Income ..........................     $ 1,082,031
   T. Rowe Price International Stock ....................     $   872,269
   Warburg Pincus Small Company Value ...................     $   749,779
   Morgan Stanley Emerging Markets Equity ...............     $   942,520
   BT Equity 500 Index ..................................     $   215,782
   BT International Equity Index ........................     $    99,030
   BT Small Company Index ...............................     $    20,962
   J.P. Morgan Core Bond ................................     $   388,531
   Lazard Large Cap Value ...............................     $   433,489
   Lazard Small Cap Value ...............................     $   390,856
   EQ/Aggressive Stock ..................................     $17,824,782
   EQ/Balanced ..........................................     $ 5,551,057
   Alliance Common Stock ................................     $34,006,030
   Alliance Conservative Investors ......................     $ 1,407,022
   Alliance Equity Index ................................     $ 3,820,426
   Alliance Global ......................................     $ 7,963,394
   Alliance Growth and Income ...........................     $ 5,040,401
   Alliance Growth Investors ............................     $ 8,512,916
   Alliance High Yield ..................................     $ 2,714,429
   Alliance Intermediate Government Securities ..........     $   706,450
   Alliance International ...............................     $ 1,711,969
   Alliance Money Market ................................     $ 2,487,138
   Alliance Quality Bond ................................     $ 1,263,047
   Alliance Small Cap Growth ............................     $ 1,952,795
   EQ/Evergreen Foundation ..............................     $    18,853
   EQ/Evergreen .........................................     $    14,832
   MFS Growth with Income ...............................     $   577,857
   EQ/Alliance Premier Growth ...........................     $   538,783
   Capital Guardian Research ............................     $    60,957
   Capital Guardian U.S. Equity .........................     $   105,500
   Capital Guardian International .......................     $    96,545
   Calvert Socially Responsible .........................     $     2,600

----------
* The EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, and Capital Guardian International Portfolios commenced operations on April 30, 1999. The Calvert

    Socially Responsible Portfolio commenced operations on August 30, 1999. The EQ/Aggressive Stock, EQ/Balanced, Alliance Common Stock, Alliance Conservative Investors, Alliance Equity Index, Alliance Global, Alliance Growth and Income, Alliance Growth Investors, Alliance High Yield, Alliance Intermediate Government Securities, Alliance International, Alliance Money Market, Alliance Quality Bond, and Alliance Small Cap Growth Portfolios commenced operations on October 18, 1999. The EQ/Alliance Technology, EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/Mid Cap, and EQ/Janus Large Cap Growth Portfolios are not included in the above table because they had no operations during the fiscal year ended December 31, 1999.


The Manager recommends Advisers for each Portfolio to the Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the Portfolios are not associated with any one portfolio manager, and benefit from independent specialists carefully selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Trust has received an exemptive order from the SEC ("Multi-Manager Order"). The Multi-Manager Order permits the Manager, subject to approval of the Board of Trustees, and without the approval of shareholders to: (i) select new or additional Advisers for each Portfolio; (ii) enter into new Advisory Agreements and/or materially modify the terms of any existing Advisory Agreement; (iii) terminate any existing Adviser and replace the Adviser; and (iv) continue the employment of an existing Adviser on the same contract terms where the Advisory Agreement has been assigned because of a change of control of the Adviser. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser"), such as Alliance, unless the investment advisory agreement with the Affiliated Adviser, including compensation hereunder, is approved by the affected Portfolio's Shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval would not be required for the termination of Advisory Agreements, shareholders of a Portfolio would continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio.



When a Portfolio has more than one Adviser, the assets of each Portfolio are allocated by the Manager among the Advisers selected for the Portfolio. Each Adviser has discretion, subject to oversight by the Trustees, and the Manager, to purchase and sell portfolio assets, consistent with each Portfolio's investment objectives, policies and restrictions and specific investment strategies developed by the Manager.


Generally, no Adviser provides any services to any Portfolio except asset management and related recordkeeping services. However, an Adviser or its affiliated broker-dealer may execute portfolio transactions for a Portfolio and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.


THE ADMINISTRATOR


Pursuant to an administrative agreement ("Mutual Funds Services Agreement"), Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. Chase Global Funds Services Company ("Chase Global") served as the administrator for the Trust through April 30, 2000.


During the years ended December 31, 1997, 1998 and 1999, respectively, Chase Global as the administrator was paid the following fees, by the Trust with respect to each Portfolio:

                      FISCAL YEAR ENDED DECEMBER 31, 1997*



PORTFOLIO                                             ADMINISTRATION FEE
---------------------------------------------------- -------------------
   Mercury Basic Value Equity ......................       $ 11,213
   Mercury World Strategy ..........................       $ 13,633
   MFS Emerging Growth Companies ...................       $ 17,902
   MFS Research ....................................       $ 18,033
   EQ/Putnam Balanced ..............................       $ 12,451
   EQ/Putnam Growth & Income Value .................       $199,904
   EQ/Putnam International Equity ..................       $ 16,721
   EQ/Putnam Investors Growth ......................       $ 11,247
   T. Rowe Price Equity Income .....................       $ 17,376
   T. Rowe Price International Stock ...............       $ 30,599
   Warburg Pincus Small Company Value ..............       $ 17,213
   Morgan Stanley Emerging Markets Equity ..........       $  9,652

----------
* Except for Morgan Stanley Emerging Markets Equity Portfolio, each of the Portfolios above commenced operations on May 1, 1997. Morgan Stanley Emerging Markets Equity Portfolio commenced operations on August 20, 1997. The BT Equity 500 Index, BT International Equity Index, BT Small Company Index, J.P. Morgan Core Bond, Lazard Large Cap Value, Lazard Small Cap Value Portfolios did not pay a fee to the Administrator during the fiscal year ended December 31, 1997.


                    CALENDAR YEAR ENDED DECEMBER 31, 1998*



PORTFOLIO                                             ADMINISTRATION FEE
---------------------------------------------------- -------------------
   Mercury Basic Value Equity ......................       $ 92,138
   Mercury World Strategy ..........................       $ 48,992
   MFS Emerging Growth Companies ...................       $166,093
   MFS Research ....................................       $160,767
   EQ/Putnam Balanced ..............................       $ 65,412
   EQ/Putnam Growth & Income Value .................       $191,609
   EQ/Putnam International Equity ..................       $ 92,040
   EQ/Putnam Investors Growth ......................       $ 80,365
   T. Rowe Price Equity Income .....................       $131,283
   T. Rowe Price International Stock ...............       $120,081
   Warburg Pincus Small Company Value ..............       $113,472
   Morgan Stanley Emerging Markets Equity ..........       $ 58,490
   BT Equity 500 Index .............................       $ 91,209
   BT International Equity Index ...................       $ 89,083
   BT Small Company Index ..........................       $ 97,220
   J.P. Morgan Core Bond ...........................       $ 52,546
   Lazard Large Cap Value ..........................       $ 47,035
   Lazard Small Cap Value ..........................       $ 45,857

----------
* The EQ/Aggressive Stock, EQ/Balanced, Alliance Common Stock, Alliance Conservative Investors, Alliance Equity Index, Alliance Global, Alliance Growth and Income, Alliance Growth Investors, Alliance High Yield, Alliance Intermediate Government Securities, Alliance International, Alliance Money Market, Alliance Quality Bond, Alliance Small Cap Growth, EQ/Evergreen Foundation, EQ/Evergreen, MFS Growth with Income, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, Capital Guardian International, and Calvert Socially Responsible Portfolios did not pay a fee to the Administrator during the year ended December 31, 1998.

                    CALENDAR YEAR ENDED DECEMBER 31, 1999*


PORTFOLIO                                                   ADMINISTRATION FEE
---------------------------------------------------------- -------------------
  Mercury Basic Value Equity .............................       $132,383
  Mercury World Strategy .................................       $ 49,920
  MFS Emerging Growth Companies ..........................       $432,631
  MFS Research ...........................................       $259,717
  EQ/Putnam Balanced .....................................       $ 84,637
  EQ/Putnam Growth & Income Value ........................       $264,626
  EQ/Putnam International Equity .........................       $129,023
  EQ/Putnam Investors Growth .............................       $149,208
  T. Rowe Price Equity Income ............................       $161,862
  T. Rowe Price International Stock ......................       $148,409
  Warburg Pincus Small Company Value .....................       $105,578
  Morgan Stanley Emerging Markets Equity .................       $ 89,226
  BT Equity 500 Index ....................................       $245,934
  BT International Equity Index ..........................       $119,286
  BT Small Company Index .................................       $135,672
  J.P. Morgan Core Bond ..................................       $103,847
  Lazard Large Cap Value .................................       $ 90,123
  Lazard Small Cap Value .................................       $ 67,826
  EQ/Aggressive Stock** ..................................       $144,899
  EQ/Balanced** ..........................................       $ 73,801
  Alliance Common Stock** ................................       $515,943
  Alliance Conservative Investors** ......................       $ 20,311
  Alliance Equity Index** ................................       $ 87,436
  Alliance Global** ......................................       $ 64,383
  Alliance Growth and Income** ...........................       $ 51,841
  Alliance Growth Investors** ............................       $ 87,536
  Alliance High Yield** ..................................       $ 24,663
  Alliance Intermediate Government Securities** ..........       $ 12,095
  Alliance International** ...............................       $ 13,802
  Alliance Money Market** ................................       $ 50,261
  Alliance Quality Bond** ................................       $ 16,718
  Alliance Small Cap Growth** ............................       $ 16,927
  EQ/Evergreen Foundation ................................       $ 33,544
  EQ/Evergreen ...........................................       $ 31,311
  MFS Growth with Income .................................       $ 53,070
  EQ/Alliance Premier Growth .............................       $ 64,596
  Capital Guardian Research ..............................       $ 29,002
  Capital Guardian U.S. Equity ...........................       $ 33,230
  Capital Guardian International .........................       $ 35,925
  Calvert Socially Responsible ...........................       $ 16,776

----------

* The EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, and Capital Guardian International Portfolios commenced operations on April 30, 1999. The Calvert Socially Responsible Portfolio commenced operations on August 30, 1999. The EQ/Aggressive Stock, EQ/Balanced, Alliance Common Stock, Alliance Conservative Investors, Alliance Equity Index, Alliance Global, Alliance Growth and Income, Alliance Growth Investors, Alliance High Yield, Alliance Intermediate Government Securities, Alliance International, Alliance Money Market, Alliance Quality Bond, and Alliance Small Cap Growth Portfolios commenced operations on October 18, 1999. The EQ/Alliance Technology, EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/Mid Cap, and EQ/Janus Large Cap Growth Portfolios are not included in the above table because they had no operations during the fiscal year ended December 31, 1999.


** Amount paid to Administrator for the period October 18, 1999 to December 31, 1999.

THE DISTRIBUTORS

The Trust has distribution agreements with AXA Advisors and EDI (each also referred to as a "Distributor," and together "Distributors"), in which AXA Advisors and EDI serve as Distributors for the Trust's Class IA shares and Class IB shares. AXA Advisors and EDI are each an indirect wholly-owned subsidiary of Equitable and the address for each is 1290 Avenue of the Americas, New York, New York 10104.

The Trust's distribution agreements with respect to the Class IA shares and Class IB shares ("Distribution Agreements") were reapproved by the Board of Trustees at a Board meeting held on April 12, 1999. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Class IB Distribution Plan or any such related agreement ("Independent Trustees") and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

The Distributors or their affiliates for the Class IA shares will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of the Class IA shares to prospective Contract owners and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class IA shares to prospective Contract owners.

Pursuant to the Class IB Distribution Plan the Trust compensates the Distributors from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class IB shares. It is anticipated that a portion of the amounts received by the Distributors will be used to defray various costs incurred or paid by the Distributors in connection with the printing and mailing of Trust prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributors may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Class IB Distribution Plan provides that the Trust, on behalf of each Portfolio, may pay annually up to 0.50% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of Class IB shares. However, under the Distribution Agreements, payments to the Distributors for activities pursuant to the Class IB Distribution Plan are limited to payments at an annual rate equal to 0.25% of average daily net assets of a Portfolio attributable to its Class IB shares. Under terms of the Class IB Distribution Plan and the Distribution Agreements, each Portfolio is authorized to make payments monthly to the Distributors that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Class IB Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to Class IB shares regardless of the level of expenditures by the Distributors. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under either the Class IB Distribution Plan and in connection with their annual consideration of the Class IB Distribution Plan's renewal. The Distributors have indicated that they expect their expenditures to include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class IB shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Trust Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (e) training sales personnel regarding the Class IB shares of the Trust; and (f) financing any other activity that the Distributors determine is primarily intended to result in the sale of Class IB shares.

The Distributors for each class of shares will pay all fees and expenses in connection with their respective qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, each Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. AXA Advisors also serves as the Distributor for shares of the Trust to the Equitable Plan. Each Distribution Agreement provides that the Distributors shall accept orders for shares at net asset value without sales commission or load being charged. The Distributors have made no firm commitment to acquire shares of any Portfolio.


A description of the Class IB Distribution Plan with respect to the Class IB shares and related services and fees thereunder is provided in the Prospectus for each class of shares of the Portfolios. On March 14, 2000, the Board of Trustees of the Trust, including the Independent Trustees, considered the reapproval of the Class IB Distribution Plan. In connection with its consideration of the Class IB Distribution Plan, the Board of Trustees was furnished with a copy of the Class IB Distribution Plan and the related materials, including information related to the advantages and disadvantages of the Class IB Distribution Plan. Legal counsel for the Independent Trustees discussed the legal and regulatory considerations in readopting the Class IB Distribution Plan.


The Board of Trustees considered various factors in connection with its decision as to whether to reapprove the Class IB Distribution Plan, including:
(i) the nature and causes of the circumstances which makes continuation of the Class IB Distribution Plan, necessary and appropriate; (ii) the way in which the Class IB Distribution Plan would continue to address those circumstances, including the nature and potential amount of expenditures; (iii) the nature of the anticipated benefits; (iv) the possible benefits of the Class IB Distribution Plan to any other person relative to those of the Trust; (v) the effect of the Class IB Distribution Plan on existing owners of Contracts; (vi) the merits of possible alternative plans or pricing structures; (vii) competitive conditions in the variable products industry; and (viii) the relationship of the Class IB Distribution Plan to other distribution efforts of the Trust.


Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under the 1940 Act, the Board of Trustees, including the Independent Trustees, unanimously determined, in the exercise of its business judgment, that the Class IB Distribution Plan is reasonably likely to continue to benefit the Trust and the shareholders of its Portfolios and approved its continuance.


The Class IB Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributors of the Class IB shares in connection with the Class IB Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Class IB Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class IB Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class IB shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class IB shares of the Portfolio or by vote of a majority of the Independent Trustees. The Class IB Distribution Plan also provides that it may not be amended to increase materially the amount (up to
 .50% of average daily net assets annually) that may be spent for distribution of Class IB shares of any Portfolio without the approval of Class IB shareholders of that Portfolio.

The table below shows the amount paid by each Portfolio to each of the Distributors pursuant to the Distribution Plan for the year ended December 31, 1999*:




                                                         DISTRIBUTION FEE     DISTRIBUTION FEE         TOTAL
PORTFOLIO                                              PAID TO AXA ADVISORS      PAID TO EDI     DISTRIBUTION FEES
----------------------------------------------------- ---------------------- ------------------ ------------------
Alliance Common Stock ...............................       $1,479,837           $1,482,881         $2,962,718
Alliance Conservative Investors .....................       $  140,852           $        0         $  140,852
Alliance Equity Index ...............................       $   18,758           $       18         $   18,776
Alliance Global .....................................       $  142,573           $   34,120         $  176,693
Alliance Growth and Income ..........................       $  450,842           $        0         $  450,842
Alliance Growth Investors ...........................       $  288,332           $   48,694         $  337,026
Alliance High Yield .................................       $  172,597           $  381,059         $  553,656
Alliance Intermediate Government Securities .........       $  100,645           $        0         $  100,645
Alliance International ..............................       $   24,988           $        0         $   24,988
Alliance Money Market ...............................       $  381,873           $  630,827         $1,012,700
Alliance Quality Bond ...............................       $      612           $        0         $      612
Alliance Small Cap Growth ...........................       $   87,238           $  197,833         $  285,071
BT Equity 500 Index .................................       $  297,414           $  780,411         $1,077,825
BT International Equity Index .......................       $   23,965           $  134,928         $  158,893
BT Small Company Index ..............................       $   20,847           $   83,854         $  104,701
Calvert Socially Responsible ........................       $    1,869           $        0         $    1,869
Capital Guardian U.S. Equity ........................       $   12,357           $   40,399         $   52,756
Capital Guardian International ......................       $   12,107           $   24,886         $   36,993
Capital Guardian Research ...........................       $   11,913           $   18,569         $   30,482
EQ/Aggressive Stock .................................       $  220,148           $  238,459         $  458,607
EQ/Balanced .........................................       $   17,801           $        0         $   17,801
EQ/Alliance Premier Growth ..........................       $  141,457           $  103,105         $  244,562
EQ/Evergreen ........................................       $    3,082           $    3,532         $    6,614
EQ/Evergreen Foundation .............................       $    2,162           $    9,048         $   11,210
EQ/Putnam Balanced ..................................       $  239,227           $        0         $  239,227
EQ/Putnam Growth & Income Value .....................       $  389,327           $  954,060         $1,343,387
EQ/Putnam International Equity ......................       $       47           $  483,076         $  483,123
EQ/Putnam Investors Growth ..........................       $       81           $  667,662         $  667,743
J.P. Morgan Core Bond ...............................       $        0           $  327,351         $  327,351
Lazard Large Cap Value ..............................       $        1           $  263,075         $  263,076
Lazard Small Cap Value ..............................       $      248           $  150,041         $  150,289
Mercury Basic Value Equity ..........................       $  409,938           $  176,675         $  586,613
Mercury World Strategy ..............................       $   58,253           $   18,203         $   76,456
MFS Emerging Growth Companies .......................       $1,514,437           $  557,262         $2,071,699
MFS Growth with Income ..............................       $    8,032           $   98,062         $  106,094
MFS Research ........................................       $  630,001           $  684,220         $1,314,221
Morgan Stanley Emerging Markets Equity ..............       $  151,994           $   56,766         $  208,760
T. Rowe Price Equity Income .........................       $  676,266           $        0         $  676,266
T. Rowe Price International Stock ...................       $  395,443           $        0         $  395,443
Warburg Pincus Small Company Value ..................       $  370,028           $        0         $  370,028


* The EQ/Alliance Technology, EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/Mid Cap, and EQ/Janus Large Cap Growth Portfolios are not included in the above table because they had no operations during the fiscal year ended December 31, 1999.

BROKERAGE ALLOCATION AND OTHER STRATEGIES

BROKERAGE COMMISSIONS

The Portfolios are charged for securities brokers' commissions, transfer taxes and similar fees relating to securities transactions. The Manager and each of the Advisers, as appropriate, seek to obtain the best net price and execution on all orders placed for the Portfolios, considering all the circumstances except to the extent they may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers will be used for execution of each Portfolio's portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

The Manager and Advisers may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to Equitable, the Manager or Advisers. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In addition, the Manager and Advisers may allocate brokerage business to brokers and dealers that have made or are expected to make significant efforts in facilitating the distribution of the Trust's shares.

Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the 1934 Act and by policies adopted by the Trustees, the Manager and Advisers may cause the Trust to pay a broker-dealer that provides brokerage and research services to the Manager and Advisers an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction.

The Manager and Advisers do not engage brokers and dealers whose commissions are believed to be unreasonable in relation to brokerage and research services provided. The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by the Manager and Advisers for the benefit of all accounts for which the responsible party makes investment decisions. The receipt of research services from brokers will tend to reduce the Manager's and Advisers' expenses in managing the Portfolios.

The Manager, subject to seeking the most favorable price and best execution and in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc., may consider sales of shares of the Trust as a factor in the selection of broker-dealers. The Trust may direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the Management Agreement ("Trust Expenses"); or (ii) finance activities that are primarily intended to result in the sale of Trust shares. At the discretion of the Board of Trustees, such resources may be used to pay or cause the payment of Trust Expenses or may be used to finance activities that are primarily intended to result in the sale of Trust shares.

During the years ended December 31, 1997, 1998 and 1999, respectively, the Portfolios paid the amounts indicated in brokerage commissions:


                      FISCAL YEAR ENDED DECEMBER 31, 1997*




PORTFOLIO                                               BROKERAGE COMMISSIONS PAID
----------------------------------------------------   ---------------------------
   Mercury Basic Value Equity ......................             $ 75,654
   Mercury World Strategy ..........................             $ 43,547
   MFS Emerging Growth Companies ...................             $146,321
   MFS Research ....................................             $146,977
   EQ/Putnam Balanced ..............................             $ 15,797
   EQ/Putnam Growth & Income Value .................             $109,815
   EQ/Putnam International Equity ..................             $164,293
   EQ/Putnam Investors Growth ......................             $ 25,284
   T. Rowe Price Equity Income .....................             $ 67,627
   T. Rowe Price International Stock ...............             $244,072
   Warburg Pincus Small Company Value ..............             $220,138
   Morgan Stanley Emerging Markets Equity ..........             $ 64,176

----------
* Except for Morgan Stanley Emerging Markets Equity Portfolio, each of the Portfolios above commenced operations on May 1, 1998. Morgan Stanley Emerging Markets Equity Portfolio commenced operations on August 20, 1997. The BT Equity 500 Index, BT International Equity Index, BT Small Company Index, J.P. Morgan Core Bond, Lazard Large Cap Value and Lazard Small Cap Value Portfolios are not included in the above table because they had no operations during the fiscal year ended December 31, 1997 except for the issuance of Class IB shares.


                    CALENDAR YEAR ENDED DECEMBER 31, 1998*




PORTFOLIO                                               BROKERAGE COMMISSIONS PAID
----------------------------------------------------   ---------------------------
   Mercury Basic Value Equity ......................             $397,472
   Mercury World Strategy ..........................             $ 89,702
   MFS Emerging Growth Companies ...................             $572,677
   MFS Research ....................................             $602,002
   EQ/Putnam Balanced ..............................             $ 62,166
   EQ/Putnam Growth & Income Value .................             $529,088
   EQ/Putnam International Equity ..................             $502,896
   EQ/Putnam Investors Growth ......................             $141,031
   T. Rowe Price Equity Income .....................             $143,543
   T. Rowe Price International Stock ...............             $179,993
   Warburg Pincus Small Company Value ..............             $690,305
   Morgan Stanley Emerging Markets Equity ..........             $246,559
   BT Equity 500 Index .............................             $ 87,608
   BT International Equity Index ...................             $ 26,510
   BT Small Company Index ..........................             $ 38,914
   J.P. Morgan Core Bond ...........................             $  7,380
   Lazard Large Cap Value ..........................             $ 95,425
   Lazard Small Cap Value ..........................             $ 79,393

----------
* The EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio, Alliance Common Stock Portfolio, Alliance Conservative Investors Portfolio, Alliance Equity Index Portfolio, Alliance Global Portfolio, Alliance Growth and Income Portfolio, Alliance Growth Investors Portfolio, Alliance High Yield

    Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance International Portfolio, Alliance Money Market Portfolio, Alliance Quality Bond Portfolio, Alliance Small Cap Growth Portfolio, EQ/Evergreen Foundation, EQ/Evergreen, MFS Growth with Income, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, Capital Guardian International and Calvert Socially Responsible Portfolios did not pay any brokerage commissions during the year ended December 31, 1998.


                    CALENDAR YEAR ENDED DECEMBER 31, 1999*




PORTFOLIO                                               BROKERAGE COMMISSIONS PAID
------------------------------------------------------ ---------------------------
Mercury Basic Value Equity ...........................         $   631,781
Mercury World Strategy ...............................         $    57,705
MFS Emerging Growth Companies ........................         $ 1,964,072
MFS Research .........................................         $ 1,162,496
EQ/Putnam Balanced ...................................         $   132,835
EQ/Putnam Growth & Income Value ......................         $   914,745
EQ/Putnam International Equity .......................         $   957,606
EQ/Putnam Investors Growth ...........................         $   292,639
T. Rowe Price Equity Income ..........................         $   201,931
T. Rowe Price International Stock ....................         $   174,803
Warburg Pincus Small Company Value ...................         $ 1,117,202
Morgan Stanley Emerging Markets Equity ...............         $   855,959
BT Equity 500 Index ..................................         $   153,052
BT International Equity Index ........................         $    71,637
BT Small Company Index ...............................         $    43,854
J.P. Morgan Core Bond ................................         $    26,095
Lazard Large Cap Value ...............................         $   128,406
Lazard Small Cap Value ...............................         $   150,164
EQ/Aggressive Stock ..................................         $10,057,431
EQ/Balanced ..........................................         $ 3,302,792
Alliance Common Stock ................................         $10,679,612
Alliance Conservative Investors ......................         $   375,448
Alliance Equity Index ................................         $         0
Alliance Global ......................................         $ 5,738,044
Alliance Growth and Income ...........................         $ 1,966,341
Alliance Growth Investors ............................         $ 4,400,655
Alliance High Yield ..................................         $    66,504
Alliance Intermediate Government Securities ..........         $     4,063
Alliance International ...............................         $ 1,811,114
Alliance Money Market ................................         $         0
Alliance Quality Bond ................................         $         0
Alliance Small Cap Growth ............................         $ 2,143,273
EQ/Evergreen Foundation ..............................         $    33,763
EQ/Evergreen .........................................         $    12,983
MFS Growth with Income ...............................         $   132,885
EQ/Alliance Premier Growth ...........................         $   426,324
Capital Guardian Research ............................         $    39,924
Capital Guardian U.S. Equity .........................         $    84,692
Capital Guardian International .......................         $    70,257
Calvert Socially Responsible .........................         $     2,113

----------

* The EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, and Capital Guardian International Portfolios commenced operations on April 30, 1999. The Calvert Socially Responsible Portfolio commenced operations on August 30, 1999. The EQ/Aggressive Stock, EQ/Balanced, Alliance Common Stock, Alliance Conservative Investors, Alliance Equity Index, Alliance Global, Alliance Growth and Income, Alliance Growth Investors, Alliance High Yield, Alliance Intermediate Government Securities, Alliance International, Alliance Money Market, Alliance Quality Bond, and Alliance Small Cap Growth Portfolios commenced operations on October 18, 1999. The EQ/Alliance Technology, EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/Mid Cap and EQ/Janus Large Cap Growth Portfolios are not included in the above table because they had no operations during the fiscal year ended December 31, 1999.



BROKERAGE TRANSACTIONS WITH AFFILIATES


Equitable and its indirect corporate parent, AXA Financial, Inc., currently own approximately 70% of Donaldson, Lufkin & Jenrette, Inc. ("DLJ"). As a result, DLJ is considered to be an affiliate of Equitable under the 1940 Act. A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation, is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, DLJ supplies securities execution and clearance services to financial intermediaries including broker-dealers and banks. To the extent permitted by law, the Trust may engage in securities and other transactions with those entities or may invest in shares of the investment companies with which those entities have affiliations.



T. Rowe Price and Price-Fleming, the Advisers to the T. Rowe Price International Stock and T. Rowe Price Equity Income Portfolios, may execute portfolio transactions through certain affiliates of Price Fleming and Jardine Fleming, which are persons indirectly related to the Advisers, acting as agent in accordance with procedures established by the Trust's Board of Trustees. Mercury, the Adviser to the Mercury World Strategy and Mercury Basic Value Equity Portfolios, may execute portfolio transactions through certain affiliates of Mercury. MSAM, the Adviser to the Morgan Stanley Emerging Markets Equity Portfolio, may execute portfolio transactions through certain affiliates of MSAM. LAM, the Adviser to the Lazard Large Cap Value and Lazard Small Cap Value Portfolios, may execute portfolio transactions through certain affiliates of LAM. J.P. Morgan, the Adviser to the J.P. Morgan Core Bond Portfolio, may execute portfolio transactions through certain affiliates of J.P. Morgan. MFS, the Adviser to the MFS Emerging Growth Companies, MFS Growth with Income and MFS Research Portfolios, and an adviser to the EQ/Aggressive Stock Portfolio, may execute portfolio transactions through certain affiliates of MFS, including MFS Fund Distributors, Inc. Putnam Management, the Adviser to the EQ/Putnam Balanced, EQ/Putnam Growth & Income, EQ/Putnam International Equity, and EQ/Putnam Investors Growth Portfolios, does not have an affiliated broker through which it would execute portfolio transactions. Bankers Trust, the Adviser to BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio, may execute portfolio transactions through certain affiliates of Bankers Trust. Evergreen, the Adviser to the EQ/Evergreen Foundation Portfolio and EQ/Evergreen Portfolio, may execute portfolio transactions through certain affiliates of Evergreen and First Union National Bank, including Lieber & Company. Alliance, the Adviser to the EQ/Alliance Premier Growth Portfolio, EQ/Alliance Technology Portfolio, Alliance Common Stock Portfolio, Alliance Conservative Investors Portfolio, Alliance Equity Index Portfolio, Alliance Global Portfolio, Alliance Growth and Income Portfolio, Alliance Growth Investors Portfolio, Alliance High Yield Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance International Portfolio, Alliance Money Market Portfolio, Alliance Quality Bond Portfolio, Alliance Small Cap Growth Portfolio, and an Adviser to the EQ/Aggressive Stock Portfolio and EQ/Balanced Portfolio, may execute portfolio transactions with certain affiliates of Alliance, including DLJ and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation. Capital Guardian, the Adviser to the Capital Guardian Research Portfolio, the Capital Guardian U.S. Equity Portfolio and the Capital Guardian International Portfolio, and an Adviser to the EQ/Balanced Portfolio, does not have an affiliated broker through which it would execute portfolio transactions. Calvert, an Adviser to the Calvert Socially Responsible Portfolio, may execute portfolio transactions through certain affiliates of Calvert, including Ameritas Investment Corporation and The Advisors Group. Brown Capital, an Adviser to the Calvert Socially Responsible Portfolio, does not have an affiliated broker through which it would execute portfolio transactions. AEFC may execute portfolio transactions through certain affiliates of AEFC, including American Enterprise Investment Securities, Inc. FMR may execute portfolio transactions through certain affiliates of FMR, including National Financial Services Corporation and Fidelity Brokerage Services Japan LLC. Janus may execute portfolio transactions through certain affiliates of Janus, including DST Securities, Inc.


To the extent permitted by law, the Trust may engage in brokerage transactions with brokers that are affiliates of the Manager and Advisers, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Manager and Advisers. The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with brokers that are affiliates of the Manager and Advisers or affiliates of such brokers, unless pursuant to an exemptive order from the SEC. The Trust may apply for such exemptive relief. The Trust has adopted procedures, prescribed by the 1940 Act, which are reasonably designed to provide that any commissions or other remuneration it pays to brokers that are affiliates of the Manager and brokers that are affiliates of an Adviser to a Portfolio for which that Adviser provides investment advice do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to the requirements under the 1934 Act governing floor trading. Also, because of securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by brokers that are affiliates of the Manager and Advisers or their affiliates.

During the years ended December 31, 1997, 1998 and 1999, respectively, the following Portfolios paid the amounts indicated to the affiliated broker-dealers of the Manager or affiliates of the Advisers to each Portfolio.


                      FISCAL YEAR ENDED DECEMBER 31, 1997*



                                                                AGGREGATE       PERCENTAGE OF       PERCENTAGE OF
                                     AFFILIATED                 BROKERAGE      TOTAL BROKERAGE   TRANSACTIONS (BASED
        PORTFOLIO                  BROKER-DEALER            COMMISSIONS PAID     COMMISSIONS     ON DOLLAR AMOUNTS)
------------------------ --------------------------------- ------------------ ----------------- --------------------
Mercury Basic Value      Donaldson, Lufkin &                     $1,444              1.91%               1.48%
 Equity                   Jenrette Securities
                          Corporation ("DLJ")
                         Merrill Lynch, Pierce Fenner            $7,984             10.55%              10.93%
                          & Smith Incorporated
                          ("Merrill Lynch")
Mercury World Strategy   DLJ                                     $  166              0.38%               0.74%
                         Merrill Lynch                           $2,622              6.02%               5.72%
MFS Emerging Growth      Pershing Trading Company,               $   72              0.05%               0.05%
 Companies                L.P. ("Pershing")
EQ/Putnam Balanced       Equico Securities Corp.                 $   75              0.47%               0.33%
EQ/Putnam Growth &       Equico Securities Corporation           $  363              0.33%               0.23%
 Income Value
T. Rowe Price Equity     DLJ                                     $  694              1.03%               0.55%
 Income
T. Rowe Price            Jardine Fleming Securities Ltd.         $  454              0.19%               0.18%
 International Stock
                         Robert Fleming Securities Ltd.          $2,210              0.91%               1.29%
                         Fleming Martin Limited                  $   69              0.03%               0.04%

----------
* Except for Morgan Stanley Emerging Markets Equity Portfolio, each of the Portfolios above commenced operations on May 1, 1997. Morgan Stanley Emerging Markets Equity Portfolio commenced operations on August 20, 1997. The BT Equity 500 Index, BT International Equity Index, BT Small Company Index, J.P. Morgan Core Bond, Lazard Large Cap Value, Lazard Small Cap Value, Portfolios did not pay any brokerage commissions during the fiscal year ended December 31, 1997.


                     CALENDAR YEAR ENDED DECEMBER 31, 1998*




                                                            AGGREGATE       PERCENTAGE OF       PERCENTAGE OF
                                   AFFILIATED               BROKERAGE      TOTAL BROKERAGE   TRANSACTIONS (BASED
        PORTFOLIO                 BROKER-DEALER         COMMISSIONS PAID     COMMISSIONS     ON DOLLAR AMOUNTS)
------------------------- ---------------------------- ------------------ ----------------- --------------------
Mercury Basic Value       DLJ                                $14,104             3.55%               4.43%
 Equity
                          Merrill Lynch and Co.              $13,238             3.33%               3.15%
Mercury World Strategy    DLJ                                $ 2,260             2.52%               3.40%
                          Merrill Lynch and Co.              $ 5,171             5.76%               7.31%
MFS Research              DLJ                                $   408              .07%                .07%
                          Pershing                           $    48              .01%                .01%
MFS Emerging Growth       Pershing                           $   600              .10%                .12%
 Companies
T. Rowe Price Equity      DLJ                                $ 3,544             2.47%               1.53%
 Income
T. Rowe Price             Jardine Fleming Securities         $ 1,978             1.10%                .72%
 International Stock       Ltd.
                          Robert Fleming Co.                 $ 5,249             2.92%               3.41%
                          Ord Minnett -- New                 $   326              .18%                .13%
                           Zealand -- Ltd.
                          Ord Minnett Group, Ltd.            $   155              .09%                .06%
                          DLJ                                $   165              .09%                .14%
Morgan Stanley Emerging   Morgan Stanley & Co.               $   596              .24%                .18%
 Markets Equity
Lazard Small Cap Value    DLJ                                $   150              .19%                .15%

----------
* The EQ/Aggressive Stock, EQ/Balanced, Alliance Common Stock, Alliance Conservative Investors, Alliance Equity Index, Alliance Global, Alliance Growth and Income, Alliance Growth Investors, Alliance High Yield, Alliance Intermediate Government Securities, Alliance International, Alliance Money Market, Alliance Quality Bond, Alliance Small Cap Growth, EQ/Evergreen Foundation, EQ/Evergreen, MFS Growth with Income, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, Capital Guardian International, and Calvert Socially Responsible Portfolios did not pay any brokerage commissions during the year ended December 31, 1998.

                     CALENDAR YEAR ENDED DECEMBER 31, 1999*




                                                                                                   PERCENTAGE
                                                                AGGREGATE       PERCENTAGE OF    OF TRANSACTIONS
                                       AFFILIATED               BROKERAGE      TOTAL BROKERAGE      (BASED ON
PORTFOLIO                             BROKER-DEALER         COMMISSIONS PAID     COMMISSIONS     DOLLAR AMOUNTS)
----------------------------- ---------------------------- ------------------ ----------------- ----------------
Mercury Basic Value Equity    DLJ                                $19,906             3.15%              .54%
                              Merrill Lynch                      $21,572             3.41%              .74%
Mercury World Strategy        DLJ                                $   357              .10%              .05%
                              Merrill Lynch                      $ 4,852             8.41%             1.65%
T. Rowe Price Equity Income   DLJ                                $ 6,381             3.16%             1.01%
                              Autranet                           $   610              .30%              .10%
T. Rowe Price International   Jardine Fleming Securities         $ 1,972             1.13%             1.77%
 Stock                         Ltd.
                              Robert Fleming Co.                 $ 3,022             1.73%             1.71%
                              DLJ                                $ 1,132              .71%              .77%
Morgan Stanley Emerging       DLJ                                $ 6,812              .80%              .76%
 Markets Equity               Morgan Stanley & Co.               $11,316             1.32%              .92%
EQ/Evergreen Foundation       DLJ                                $    13              .04%              .07%
                              Lieber & Company                   $12,526            37.10%            50.02%
EQ/Evergreen                  DLJ                                $     8              .06%              .06%
                              Lieber & Company                   $11,864            91.37%            47.81%
Capital Guardian              DLJ                                $    99              .14%              .13%
 International
Alliance Global               DLJ                                $ 3,460              .06%              .01%
Alliance International        DLJ                                $ 1,086              .06%              .02%

----------

* The EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, and Capital Guardian International Portfolios commenced operations on April 30, 1999. The Calvert Socially Responsible Portfolio commenced operations on August 30, 1999. The EQ/Aggressive Stock, EQ/Balanced, Alliance Common Stock, Alliance Conservative Investors, Alliance Equity Index, Alliance Global, Alliance Growth and Income, Alliance Growth Investors, Alliance High Yield, Alliance Intermediate Government Securities, Alliance International, Alliance Money Market, Alliance Quality Bond, and Alliance Small Cap Growth Portfolios commenced operations on October 18, 1999. The EQ/Alliance Technology, EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/Mid Cap, and EQ/Janus Large Cap Growth Portfolios are not included in the above table because they had no operations during the fiscal year ended December 31, 1999.

PURCHASE AND PRICING OF SHARES

The Trust will offer and sell its shares at each Portfolio's net asset value per share, which will be determined in the manner set forth below.

The net asset value of the shares of each class of a Portfolio of the Trust will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day as defined below. The net asset value per share of each class of a Portfolio will be computed by dividing the sum of the investments held by that Portfolio applicable to that class, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that class of the Portfolio at such time. All expenses borne by the Trust and each of its Classes, will be accrued daily.

The net asset value per share of each Portfolio will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the 1940 Act:

    o The assets belonging to each Portfolio will include (i) all consideration received by the Trust for the issue or sale of shares of that particular Portfolio, together with all assets in which such consideration is invested or reinvested, (ii) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (iii) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, and (iv) "General Items", if any, allocated to that Portfolio. "General Items" include any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular Portfolio. General Items will be allocated as the Trust's Board of Trustees considers fair and equitable.

    o The liabilities belonging to each Portfolio will include (i) the liabilities of the Trust in respect of that Portfolio, (ii) all expenses, costs, changes and reserves attributable to that Portfolio, and (iii) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Portfolio which have been allocated as the Trust's Board of Trustees considers fair and equitable.

The value of each Portfolio will be determined at the close of business on each "business day." Normally, this would be each day that the New York Stock Exchange is open and would include some federal holidays. For stocks and options, the close of trading is 4:00 p.m. and 4:15 p.m. Eastern Time, respectively; for bonds it is the close of business in New York City, and for foreign securities (other than ADRs) it is the close of business in the applicable foreign country, with exchange rates determined at 12:00 p.m. Eastern Time.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are valued as follows:


    o Stocks listed on national securities exchanges and certain over-the-counter issues traded on the Nasdaq national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker.

    o Foreign securities not traded directly, or in ADRs or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin. Foreign currency is converted into United States dollar equivalent at current exchange rates.

    o United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, are valued at representative quoted prices.

    o Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

    o Short-term debt securities in the Portfolios, other than the Alliance Money Market Portfolio, which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities in such Portfolios which mature in more than 60 days are valued at representative quoted prices. Securities held by the Alliance Money Market Portfolio are valued at prices based on equivalent yields or yield spreads.

    o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

    o Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

    o Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

    o Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

    o Futures contracts are valued as of their last sale price or, if there is no sale, at the latest available bid price.

    o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

The Manager and Advisers may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. In addition, there may be occasions when a different pricing provider or methodology is used. In addition, there may be occasions where a different pricing provider or methodology is used. The Manager and Advisers will continuously monitor the performance of these services.


REDEMPTION OF SHARES

The Trust may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period (i) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (ii) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (iii) as the SEC may otherwise permit.

The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

TAXATION

Each Portfolio is treated for federal income tax purposes as a separate taxpayer. The Trust intends that each Portfolio shall qualify each year and elect to be treated as a regulated investment company under Subchapter M of the Code. Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any of its net investment income or net realized capital gains which are timely distributed to shareholders under the Code. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

A Portfolio investing in foreign securities or currencies may be subject to foreign taxes which could reduce the investment performance of such Portfolio. However, if foreign securities comprise more than 50% of the year-end value of a Portfolio, the Portfolio may elect to pass through such foreign taxes as a deemed dividend to shareholders. In such a case the shareholder and not the Portfolio would be entitled to claim a federal tax deduction or credit for foreign taxes, as appropriate. The deduction or credit will not necessarily result in a direct or immediate benefit to Contract owners.

To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. For purposes of this test, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.

In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not "directly related" to a regulated investment company's "principal business of investing" in stock, securities or related options or futures. The Secretary of the Treasury has not to date exercised this authority.

Generally, in order to avoid a 4% nondeductible excise tax, each Portfolio must distribute to its shareholders during the calendar year the following amounts:

    o   98% of the Portfolio's ordinary income for the calendar year;

    o 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

    o any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Portfolio believes that it is not subject to the excise tax, the Portfolios intend to make the distributions required to avoid the imposition of such a tax.

Because the Trust is used to fund non-qualified Contracts, each Portfolio must meet the diversification requirements imposed by the Code or these Contracts will fail to qualify as life insurance and annuities. In general, for a Portfolio to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulations require that no more than 55% of the total value of the assets of the Portfolio may be represented by any one investment, no more than 70% by two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. In the context of United States Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States) each United States Government agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the first day of each calendar year quarter. There is a thirty (30) day period after the end of each calendar year quarter in which to cure any non-compliance.

PORTFOLIO PERFORMANCE

Returns and yields shown do not reflect insurance company charges and fees applicable to the Contracts.


ALLIANCE MONEY MARKET PORTFOLIO YIELD

The Alliance Money Market Portfolio calculates yield information for seven-day periods and may illustrate that information in advertisements or sales materials. The seven-day current yield calculation is based on a hypothetical shareholder account with one share at the beginning of the period. To determine the seven-day rate of return, the net change in the share value is computed by subtracting the share value at the beginning of the period from the share value (exclusive of capital changes) at the end of the period. The net change is divided by the share value at the beginning of the period to obtain the base period rate of return. This seven-day base period return is then multiplied by 365/7 to produce an annualized current yield figure carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the Portfolio are excluded from this calculation. The net change in share values also reflects all accrued expenses of the Alliance Money Market Portfolio as well as the value of additional shares purchased with dividends from the original shares and any additional shares.

The effective yield is obtained by adjusting the current yield to give effect to the compounding nature of the Alliance Money Market Portfolio's investments, as follows: The unannualized base period return is compounded by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result--i.e., effective yield = [(base period return + 1)365/7]-1.

Alliance Money Market Portfolio yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. Yield is a function of the type and quality of the instruments in the Alliance Money Market Portfolio, maturities and rates of return on investments, among other factors. In addition, the value of shares of the Alliance Money Market Portfolio will fluctuate and not remain constant.

The Alliance Money Market Portfolio yield may be compared with yields of other investments. However, it should not be compared to the return of fixed rate investments which guarantee rates of interest for specified periods. The yield also should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis. Investment income of the Alliance Money Market Portfolio, including any realized gains as well as accrued interest, is not paid out in dividends but is reflected in the share value. The Alliance Money Market Portfolio yield also does not reflect insurance company charges and fees applicable to Contracts.


COMPUTATION OF TOTAL RETURN

Each Portfolio may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were invested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

T = (ERV/P)1/n

where "T" equals average annual total return; where "ERV", the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period; where "P" equals a hypothetical initial investment of $1,000; and where "n" equals the number of years.

Each Portfolio's total return will vary from time to time depending upon market conditions, the composition of each Portfolio's investment portfolio and operating expenses of the Trust allocated to each Portfolio. Total return should also be considered relative to changes in the value of a Portfolio's shares and to the relative risks associated with the investment objectives and policies of the Portfolios. These total return figures do not reflect insurance company expenses and fees applicable to the Contracts. At any time in the future, total return may be higher or lower than in the past and there can be no assurance that any historical results will continue.


NON-STANDARD PERFORMANCE

In addition to the performance information described above, each Portfolio may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Computation of Total Return" above except that no annualization is made.


CODE OF ETHICS

The Trust, its Manager, its Distributors, and each of its Advisers, have adopted Codes of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940 (as amended). Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts. A copy of each of the Codes of Ethics are on public file with, and are available from, the SEC.


OTHER SERVICES


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountants. PricewaterhouseCoopers LLP is responsible for auditing the annual financial statements of the Trust.


CUSTODIAN

The Chase Manhattan Bank, 1211 Avenue of the Americas, New York, New York 10036 serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the custody agreement between the Trust and The Chase Manhattan Bank, The Chase Manhattan Bank maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. The Chase Manhattan Bank is also required, upon the order of the Trust, to deliver securities held by The Chase Manhattan Bank, and to make payments for securities purchased by the Trust. The Chase Manhattan Bank has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.


TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent for the Trust. Equitable receives no compensation for providing such services for the Trust.


COUNSEL


Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, serves as counsel to the Trust.


Sullivan & Worcester, LLP, 1025 Connecticut Avenue, N.W., Suite 1000, Washington, D.C. 20036, serves as counsel to the Independent Trustees of the Trust.


FINANCIAL STATEMENTS

The audited financial statements for the period ended December 31, 1999, including the financial highlights, appearing in the Trust's Annual Report to Shareholders, filed electronically with the SEC, are incorporated by reference and made a part of this document.

                                  APPENDIX A
                               EQ ADVISORS TRUST
                         INVESTMENT STRATEGIES SUMMARY




                                               BORROWINGS     BORROWINGS
                              ASSET-BACKED   (EMERGENCIES,   (LEVERAGING   CONVERTIBLE
PORTFOLIO                      SECURITIES     REDEMPTIONS)    PURPOSES)     SECURITIES   FLOATERS(A)
---------------------------- -------------- --------------- ------------- ------------- -------------
EQ/Aggressive Stock ........       Y              Y              N             Y             Y
EQ/Balanced ................       Y              Y              N             Y             Y
Alliance Common Stock ......       Y              Y              N             Y             Y
Alliance Conservative
 Investors .................       Y              Y              N             Y             Y
Alliance Equity Index ......       N              Y              N             Y             Y
Alliance Global ............       Y              Y              N             Y             Y
Alliance Growth and
 Income ....................       Y              Y              N             Y             Y
Alliance Growth
 Investors .................       Y              Y              N             Y             Y
Alliance High Yield ........       Y              Y              N             Y             Y
Alliance Intermediate
 Government Securities......       Y              Y              N             Y             Y
Alliance International .....       Y              Y              N             Y             Y
Alliance Money Market ......       Y              Y              N             Y             Y
Alliance Quality Bond ......       Y              Y              N             Y             Y
Alliance Small Cap
 Growth ....................       Y              Y              N             Y             Y
EQ/Alliance Technology .....       Y             Y-33.3%         N             Y             Y
T. Rowe Price
 International Stock .......       N             Y-33.3%         N             Y             N
T. Rowe Price Equity
 Income ....................       N             Y-33.3%         N             Y             N
EQ/Putnam Growth &
 Income Value ..............       N             Y-10.0%         N             Y             N
EQ/Putnam International
 Equity ....................       N             Y-10.0%         N             Y             N
EQ/Putnam Investors
 Growth ....................       N             Y-10.0%         N             Y             N
EQ/Putnam Balanced .........       Y             Y-10.0%         N             Y             Y
MFS Research ...............       N             Y-33.3%         N             Y             N
MFS Emerging Growth
 Companies .................       N             Y-33.3%         N             Y             N
MFS Growth with
 Income ....................       N             Y-10.0%         N             Y             N
Morgan Stanley Emerging
 Markets Equity ............       Y             Y-33.3%         N             Y             Y

                                                                                    FOREIGN    FOREIGN
                                                                       FOREIGN     CURRENCY    CURRENCY    OPTIONS
                                INVERSE       BRADY     DEPOSITORY     CURRENCY     FORWARD    FUTURES    (EXCHANGE
PORTFOLIO                     FLOATERS(A)   BONDS(B)   RECEIPTS(B)   SPOT TRANS.    TRANS.    TRANS.(A)    TRADED)
---------------------------- ------------- ---------- ------------- ------------- ---------- ----------- ----------
EQ/Aggressive Stock ........      Y            Y           Y             Y            Y          Y           Y
EQ/Balanced ................      Y            Y           Y             Y            Y          Y           Y
Alliance Common Stock ......      Y            Y           Y             Y            Y          Y           Y
Alliance Conservative
 Investors .................      Y            Y           Y             Y            Y          Y           Y
Alliance Equity Index ......      Y            N           N             N            N          N           N
Alliance Global ............      Y            Y           Y             Y            Y          Y           Y
Alliance Growth and
 Income ....................      Y            Y           Y             Y            Y          Y           Y
Alliance Growth
 Investors .................      Y            Y           Y             Y            Y          Y           Y
Alliance High Yield ........      Y            Y           Y             Y            Y          Y           Y
Alliance Intermediate
 Government Securities......      Y            Y           N             Y            N          N           Y
Alliance International .....      Y            Y           Y             Y            Y          Y           Y
Alliance Money Market ......      Y            N           Y             N            N          N           N
Alliance Quality Bond ......      Y            Y           Y             Y            Y          Y           Y
Alliance Small Cap
 Growth ....................      Y            Y           Y             Y            Y          Y           Y
EQ/Alliance Technology .....      Y            Y           Y             Y            Y          Y           Y
T. Rowe Price
 International Stock .......      N            N           Y             Y            Y          Y           Y
T. Rowe Price Equity
 Income ....................      N            N           Y             Y            Y          Y           Y
EQ/Putnam Growth &
 Income Value ..............      N            N           Y             Y            Y          Y           Y
EQ/Putnam International
 Equity ....................      N            N           Y             Y            Y          Y           Y
EQ/Putnam Investors
 Growth ....................      N            N           Y             Y            Y          Y           Y
EQ/Putnam Balanced .........      N            Y           Y             Y            Y          Y           Y
MFS Research ...............      N            N           Y             Y            Y          N           N
MFS Emerging Growth
 Companies .................      N            N           Y             Y            Y          Y           Y
MFS Growth with
 Income ....................      N            N           Y             Y            Y          Y           Y
Morgan Stanley Emerging
 Markets Equity ............      Y            Y           Y             Y            Y          Y           Y

                                                BORROWINGS      BORROWINGS
                              ASSET-BACKED    (EMERGENCIES,    (LEVERAGING   CONVERTIBLE
PORTFOLIO                      SECURITIES      REDEMPTIONS)     PURPOSES)     SECURITIES   FLOATERS(A)
---------------------------- -------------- ----------------- ------------- ------------- -------------
Warburg Pincus Small
 Company Value .............       N              Y-30.0%          N             Y             N
Mercury World Strategy .....       N              Y-33.3%          N             Y             N
Mercury Basic Value
 Equity ....................       N              Y-33.3%          N             Y             N
Lazard Large Cap Value .....       N              Y-10.0%      Y-33.3%           Y             Y
Lazard Small Cap Value .....       N              Y-15.0%(E)       N             Y             Y
J. P. Morgan Core Bond .....       Y              Y-33.3%          N             Y             N
BT Small Company
 Index .....................       Y              Y-33.3%          N             Y             N
BT International Equity
 Index .....................       Y              Y-33.3%          N             Y             N
BT Equity 500 Index ........       Y              Y-33.3%          N             Y             N
EQ/Evergreen ...............       N              Y-33.3%          N             Y             N
EQ/Evergreen
 Foundation ................       N              Y-33.3%          N             Y             N
EQ/Alliance Premier
 Growth ....................       N               Y-5.0%          N             Y             N
Capital Guardian
 Research ..................       N               Y-5.0%          N             Y             N
Capital Guardian U.S.
 Equity ....................       N               Y-5.0%          N             Y             N
Capital Guardian
 International .............       N               Y-5.0%          N             Y             N
Calvert Socially
 Responsible ...............       Y              Y-33.3%          N             Y             Y
EQ/AXP New
 Dimensions ................       Y              Y-33.3%          N             Y             Y
EQ/AXP Strategy
 Aggressive ................       Y              Y-33.3%          N             Y             Y
EQ/Mid Cap .................       Y              Y-33.3%          N             Y             Y
EQ/Janus Large Cap
 Growth Portfolio ..........       Y                Y-25%          N             Y             Y

                                                                                    FOREIGN    FOREIGN
                                                                       FOREIGN     CURRENCY    CURRENCY    OPTIONS
                                INVERSE       BRADY     DEPOSITORY     CURRENCY     FORWARD    FUTURES    (EXCHANGE
PORTFOLIO                     FLOATERS(A)   BONDS(B)   RECEIPTS(B)   SPOT TRANS.    TRANS.    TRANS.(A)    TRADED)
---------------------------- ------------- ---------- ------------- ------------- ---------- ----------- ----------
Warburg Pincus Small
 Company Value .............      N            N           Y             Y            Y          Y           Y
Mercury World Strategy .....      N            N           Y             Y            Y          Y           Y
Mercury Basic Value
 Equity ....................      N            N         Y-10%           Y            Y          Y           Y
Lazard Large Cap Value .....      N            N         Y-10%           Y            N          N           N
Lazard Small Cap Value .....      N            N           Y             N            N          N           N
J. P. Morgan Core Bond .....      N            Y           Y             Y            Y          Y           Y
BT Small Company
 Index .....................      N            N           N             N            N          N           N
BT International Equity
 Index .....................      N            N           Y             Y            Y          Y           Y
BT Equity 500 Index ........      N            N           Y             N            N          N           N
EQ/Evergreen ...............      N            N           Y             Y            N          N           N
EQ/Evergreen
 Foundation ................      N            N           Y             Y            Y          Y           Y
EQ/Alliance Premier
 Growth ....................      N            N           Y             Y            Y          Y           Y
Capital Guardian
 Research ..................      N            N           Y             Y            N          N           N
Capital Guardian U.S.
 Equity ....................      N            N           Y             Y            N          N           N
Capital Guardian
 International .............      N            N           Y             Y            Y          Y           Y
Calvert Socially
 Responsible ...............      Y            Y           Y             Y            Y          Y           Y
EQ/AXP New
 Dimensions ................      N            Y           Y             Y            Y          Y           Y
EQ/AXP Strategy
 Aggressive ................      N            Y           Y             Y            Y          Y           Y
EQ/Mid Cap .................      Y            Y           Y             Y            Y          Y           Y
EQ/Janus Large Cap
 Growth Portfolio ..........      Y            Y           Y             Y            Y          Y           Y


-------

(A) Considered a derivative security.
(B) Considered a foreign security.

(C) Written options must be "covered."
(D) Certain mortgages are considered derivatives.
(E) May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets).

                               EQ ADVISORS TRUST
                   INVESTMENT STRATEGIES SUMMARY (CONTINUED)




                                             FOREIGN CURRENCY
                              FOREIGN  -----------------------------
                              OPTIONS   (WRITTEN, CALL     FOREIGN      FORWARD         HYBRID        ILLIQUID
PORTFOLIO                      (OTC)       OPTIONS)      SECURITIES   COMMITMENTS   INSTRUMENTS(A)   SECURITIES
---------------------------- --------- ---------------- ------------ ------------- ---------------- ------------
EQ/Aggressive Stock ........     Y             Y           Y-25%           Y              Y            Y-15%
EQ/Balanced ................     Y             Y           Y-20%           Y              Y            Y-15%
Alliance Common Stock ......     Y             Y             Y             Y              Y            Y-15%
Alliance Conservative
 Investors .................     Y             Y           Y-15%           Y              Y            Y-15%
Alliance Equity Index ......     N             N             N             Y              Y            Y-15%
Alliance Global ............     Y             Y             Y             Y              Y            Y-15%
Alliance Growth and
 Income ....................     Y             Y             Y             Y              N            Y-15%
Alliance Growth
 Investors .................     Y             Y           Y-30%           Y              Y            Y-15%
Alliance High Yield ........     Y             Y             Y             Y              Y            Y-15%
Alliance Intermediate
 Government Securities......     Y             N             N             Y              Y            Y-15%
Alliance International .....     Y             Y             Y             Y              Y            Y-15%
Alliance Money Market ......     N             N           Y-20%           Y              N            Y-10%
Alliance Quality Bond ......     Y             Y             Y             Y              Y            Y-15%
Alliance Small Cap
 Growth ....................     Y             Y           Y-20%           Y              Y            Y-15%
EQ/Alliance Technology .....     Y             Y             Y             Y            Y-10%          Y-10%
T. Rowe Price
 International Stock .......     Y             Y             Y             Y            Y-10%          Y-15%
T. Rowe Price Equity
 Income ....................     N             Y           Y-25%           Y            Y-10%          Y-15%
EQ/Putnam Growth &
 Income Value ..............     Y             Y             Y             Y              N            Y-15%
EQ/Putnam International
 Equity ....................     Y             Y             Y             Y              N            Y-15%
EQ/Putnam Investors
 Growth ....................     Y             Y             Y             Y              N            Y-15%
EQ/Putnam Balanced .........     Y             Y             Y             Y              N            Y-15%
MFS Research ...............     N             N           Y-20%           Y              N            Y-15%
MFS Emerging Growth
 Companies .................     Y             Y           Y-25%           Y              N            Y-15%
MFS Growth with
 Income ....................     N             N           Y-20%           Y              N            Y-15%
Morgan Stanley Emerging
 Market Equity .............     Y             Y             Y             Y              Y            Y-15%

                              INVESTMENT   NON-INV.
                                 GRADE      GRADE                                                           SECURITY   SECURITY
                                 FIXED      FIXED         LOAN         MORTGAGE      DIRECT     MUNICIPAL    FUTURES    OPTIONS
PORTFOLIO                       INCOME      INCOME   PARTICIPATIONS   RELATED(D)   MORTGAGES   SECURITIES   TRANS.(A)  TRANS.(C)
---------------------------- ------------ --------- ---------------- ------------ ----------- ------------ ---------- ----------
EQ/Aggressive Stock ........      Y           N             Y              Y           N            N           Y          Y
EQ/Balanced ................      Y           Y             Y              Y           N            N           Y          Y
Alliance Common Stock ......      Y           Y             Y              Y           N            N           Y          Y
Alliance Conservative
 Investors .................      Y           N             Y              Y           N            N           Y          Y
Alliance Equity Index ......      Y           N             Y              N           N            N           Y          N
Alliance Global ............      Y           N             Y              Y           N            N           Y          Y
Alliance Growth and
 Income ....................      Y         Y-30%           Y              Y           N            N           Y          Y
Alliance Growth
 Investors .................    Y-60%       Y-15%           Y              Y           N            N           Y          Y
Alliance High Yield ........      Y           Y             Y              Y           N            N           Y          Y
Alliance Intermediate
 Government Securities......      Y           N             Y              Y           N            N           Y          Y
Alliance International .....      Y           N             Y              Y           N            N           Y          Y
Alliance Money Market ......      Y           N             N              Y           N            N           N          N
Alliance Quality Bond ......      Y           N             Y              Y           N            N           Y          Y
Alliance Small Cap
 Growth ....................      Y           N             Y              Y           N            N           Y          Y
EQ/Alliance Technology .....      Y           N             N              Y           N            N           Y          Y
T. Rowe Price
 International Stock .......      Y           N             N              N           N            N           Y          Y
T. Rowe Price Equity
 Income ....................      Y         Y-10%           N              N           N            N           Y          Y
EQ/Putnam Growth &
 Income Value ..............      Y           Y             N              N           N            N           Y          Y
EQ/Putnam International
 Equity ....................      Y           Y             N              N           N            N           Y          Y
EQ/Putnam Investors
 Growth ....................      Y           Y             N              N           N            N           Y          Y
EQ/Putnam Balanced .........      Y           Y             Y              Y           N            N           Y          Y
MFS Research ...............      Y         Y-10%           N              N           N            N           N          N


MFS Emerging Growth
 Companies .................      Y           Y             N              N           N            N           Y          Y
MFS Growth with
 Income ....................      Y           Y             N              N           N            N           Y          Y
Morgan Stanley Emerging
 Market Equity .............      Y           Y             Y              Y           N            Y           Y          Y

                                                 FOREIGN CURRENCY
                                           -----------------------------
                                  FOREIGN
                                  OPTIONS   (WRITTEN, CALL     FOREIGN      FORWARD         HYBRID        ILLIQUID
PORTFOLIO                          (OTC)       OPTIONS)      SECURITIES   COMMITMENTS   INSTRUMENTS(A)   SECURITIES
-------------------------------- --------- ---------------- ------------ ------------- ---------------- ------------
Warburg Pincus Small
 Company Value .................     N             Y             Y             N              N            Y-15%
Mercury World Strategy .........     Y             Y             Y             Y              N            Y-15%
Mercury Basic Value
 Equity ........................     N             Y             Y             Y              N            Y-15%
Lazard Large Cap Value .........     N             Y             Y             Y              N            Y-10%
Lazard Small Cap Value .........     N             N             Y             Y              N            Y-10%
J. P. Morgan Core Bond .........     Y             Y             Y             Y              N            Y-15%
BT Small Company
 Index .........................     N             N             N             Y              N            Y-15%
BT International Equity
 Index .........................     Y             Y             Y             Y              N            Y-15%
BT Equity 500 Index ............     N             N             Y             Y              N            Y-15%
EQ/Evergreen ...................     Y             Y             Y             Y              N            Y-15%
EQ/Evergreen
 Foundation ....................     N             Y             Y             Y              N            Y-15%
EQ/Alliance Premier
 Growth ........................     Y             Y             Y             Y              N            Y-15%
Capital Guardian
 Research ......................     N             N           Y-15%           Y            Y-10%          Y-15%
Capital Guardian U.S.
 Equity ........................     N             N             Y             Y            Y-10%          Y-15%
Capital Guardian
 International .................     Y             Y             Y             Y            Y-10%          Y-15%
Calvert Socially
 Responsible ...................     Y             Y           Y-10%           Y            Y-5%           Y-15%
EQ/AXP New
 Dimensions ....................     Y             Y           Y-30%           Y              Y            Y-10%
EQ/AXP Strategy
 Aggressive ....................     Y             Y           Y-25%           Y              Y            Y-10%
EQ/Mid Cap .....................     Y             Y             Y             Y              Y            Y-10%
EQ/Janus Large Cap
 Growth Portfolio ..............     Y             Y             Y             Y              Y            Y-15%

                                INVESTMENT  NON-INV.
                                  GRADE       GRADE                                                           SECURITY   SECURITY
                                  FIXED       FIXED         LOAN         MORTGAGE      DIRECT     MUNICIPAL    FUTURES    OPTIONS
PORTFOLIO                         INCOME     INCOME    PARTICIPATIONS   RELATED(D)   MORTGAGES   SECURITIES   TRANS.(A)  TRANS.(C)
------------------------------ ----------- ---------- ---------------- ------------ ----------- ------------ ---------- ----------
Warburg Pincus Small
 Company Value ...............      Y          Y              N              N           N            N           Y          Y
Mercury World Strategy .......      Y          N              N              N           N            N           Y          Y
Mercury Basic Value
 Equity ......................      Y          N              N              N           N            N           Y          Y
Lazard Large Cap Value .......      Y          N              Y              Y           N            N           N          N
Lazard Small Cap Value .......      Y          N              Y              Y           N            N           N          N
J. P. Morgan Core Bond .......      Y          N              Y              Y           Y            Y           Y          Y
BT Small Company
 Index .......................      Y          N              N              Y           N            N           Y          Y
BT International Equity
 Index .......................      Y          N              N              Y           N            N           Y          Y
BT Equity 500 Index ..........      Y          N              N              Y           N            N           Y          Y
EQ/Evergreen .................      Y          N              N              N           N            N           Y          Y
EQ/Evergreen
 Foundation ..................      Y          Y              N              Y           N            N           Y          Y
EQ/Alliance Premier
 Growth ......................      Y          N              N              N           N            N           Y          Y
Capital Guardian
 Research ....................      Y          N              N              N           N            N           Y          Y
Capital Guardian U.S.
 Equity ......................      Y          N              N              N           N            N           Y          Y
Capital Guardian
 International ...............      Y          N              N              N           N            N           Y          Y
Calvert Socially
 Responsible .................      Y        Y-20%            N              N           N            Y           Y          Y
EQ/AXP New
 Dimensions ..................      Y        Y-5%             Y              Y           N            Y           Y          Y
EQ/AXP Strategy
 Aggressive ..................      Y        Y-5%             Y              Y           N            Y           Y          Y
EQ/Mid Cap ...................      Y          Y              Y              Y           N            Y           Y          Y
EQ/Janus Large Cap
 Growth Portfolio ............      Y          Y              Y              Y           N            Y           Y          Y



-------
(A) Considered a derivative security.
(B) Considered a foreign security.

(C) Written options must be "covered."
(D) Certain mortgages are considered derivatives.
(E) May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets).

                               EQ ADVISORS TRUST
                   INVESTMENT STRATEGIES SUMMARY (CONCLUDED)


                              PASSIVE    PAYMENT   REAL ESTATE                  REVERSE
                              FOREIGN    IN-KIND    INVESTMENT   REPURCHASE   REPURCHASE   SECURITIES
PORTFOLIO                   INV. COMP.    BONDS       TRUSTS     AGREEMENTS   AGREEMENTS     LENDING
-------------------------- ------------ --------- ------------- ------------ ------------ ------------
EQ/Aggressive Stock ......       Y          Y           Y             Y            N        Y-50%
EQ/Balanced ..............       Y          Y           Y             Y            N       Y-50.0%
Alliance Common Stock ....       Y          Y           Y             Y            N       Y-50.0%
Alliance Conservative
 Investors ...............       Y          Y           Y             Y            N       Y-50.0%
Alliance Equity Index ....       Y          Y           Y             N            N       Y-50.0%
Alliance Global ..........       Y          Y           Y             Y            N       Y-50.0%
Alliance Growth and
 Income ..................       Y          Y           Y             Y            N       Y-50.0%
Alliance Growth
 Investors ...............       Y          Y           Y             Y            N       Y-50.0%
Alliance High Yield ......       Y          Y           Y             Y            N           Y
Alliance Intermediate
 Government Securities....       Y          Y           Y             Y            N           Y
Alliance International ...       Y          Y           Y             Y            N       Y-50.0%
Alliance Money Market ....       Y          Y           Y             Y            N       Y-50.0%
Alliance Quality Bond ....       Y          Y           Y             Y            N       Y-50.0%
Alliance Small Cap
 Growth ..................       Y          Y           Y             Y            N       Y-50.0%
EQ/Alliance Technology ...       N          Y           Y             Y            Y       Y-33.3%
T. Rowe Price
 International Stock .....       Y          N           N             Y            Y       Y - 33.3%
T. Rowe Price Equity
 Income ..................       N          Y           Y             Y            Y       Y - 33.3%
EQ/Putnam Growth &
 Income Value ............       N          Y           N             Y            N       Y - 25.0%
EQ/Putnam International
 Equity ..................       Y          N           N             Y            N       Y - 25.0%
EQ/Putnam Investors
 Growth ..................       N          N           N             Y            N       Y - 25.0%
EQ/Putnam Balanced .......       N          Y           Y             Y            N       Y - 25.0%
MFS Research .............       N          N           N             Y            N       Y - 33.3%
MFS Emerging Growth
 Companies ...............       N          Y           N             Y            N       Y - 30.0%
MFS Growth with
 Income ..................       N          N           N             Y            N       Y - 25.0%
Morgan Stanley Emerging
 Markets Equity ..........       Y          Y           Y             Y            Y       Y - 33.3%

                            SHORT SALES      SMALL                                                       ZERO
                              AGAINST-      COMPANY    STRUCTURED      SWAP     U.S. GOV'T              COUPON
PORTFOLIO                     THE-BOX     SECURITIES    NOTES(A)    TRANS.(A)   SECURITIES   WARRANTS   BONDS
-------------------------- ------------- ------------ ------------ ----------- ------------ ---------- -------
EQ/Aggressive Stock ......       Y             Y            Y           Y            Y           Y        Y
EQ/Balanced ..............       Y             Y            Y           Y            Y           Y        Y
Alliance Common Stock ....       Y             Y            Y           Y            Y           Y        Y
Alliance Conservative
 Investors ...............       Y             Y            Y           Y            Y           Y        Y
Alliance Equity Index ....       Y             Y            Y           Y            Y           Y        Y
Alliance Global ..........       Y             Y            Y           Y            Y           Y        Y
Alliance Growth and
 Income ..................       Y             Y            Y           Y            Y           Y        Y
Alliance Growth
 Investors ...............       Y             Y            Y           Y            Y           Y        Y
Alliance High Yield ......       Y             Y            Y           Y            Y           Y        Y
Alliance Intermediate
 Government Securities....       Y             Y            Y           Y            Y           Y        Y
Alliance International ...       Y             Y            Y           Y            Y           Y        Y
Alliance Money Market ....       Y             Y            Y           N            Y           N        Y
Alliance Quality Bond ....       Y             Y            Y           Y            Y           Y        Y
Alliance Small Cap
 Growth ..................       Y             Y            Y           Y            Y           Y        Y
EQ/Alliance Technology ...       N             Y            Y           Y            Y           Y        Y
T. Rowe Price
 International Stock .....       Y             N            N           N            Y           Y        N
T. Rowe Price Equity
 Income ..................       Y             N            N           N            Y           Y        Y
EQ/Putnam Growth &
 Income Value ............       N             N            N           N            Y           Y        Y
EQ/Putnam International
 Equity ..................       N             Y            N           Y            Y           Y        N
EQ/Putnam Investors
 Growth ..................       N             N            N           Y            Y           Y        N
EQ/Putnam Balanced .......       N             Y            N           N            Y           Y        Y
MFS Research .............       Y             Y            N           N            Y           Y        Y


MFS Emerging Growth
 Companies ...............       N             Y            N           N            Y           Y        Y
MFS Growth with
 Income ..................       N             N            N           N            Y           Y        Y
Morgan Stanley Emerging
 Markets Equity ..........       Y             Y            Y           Y            Y           Y        Y

                                PASSIVE    PAYMENT   REAL ESTATE                  REVERSE
                                FOREIGN    IN-KIND    INVESTMENT   REPURCHASE   REPURCHASE   SECURITIES
PORTFOLIO                     INV. COMP.    BONDS       TRUSTS     AGREEMENTS   AGREEMENTS     LENDING
---------------------------- ------------ --------- ------------- ------------ ------------ ------------
Warburg Pincus Small
 Company Value .............       N         N            N             Y            N       Y - 20.0%
Mercury World Strategy .....       N         N            N             Y            N       Y - 20.0%
Mercury Basic Value
 Equity ....................       N         N            N             Y            N       Y - 20.0%
Lazard Large Cap Value .....       N         N            Y             Y            Y       Y - 10.0%
Lazard Small Cap Value .....       N         N            Y             Y            N       Y - 10.0%
J.P. Morgan Core Bond ......       N         Y            Y             Y            Y       Y - 33.3%
BT Small Company
 Index .....................       N         N            Y             Y            Y       Y - 30.0%
BT International Equity
 Index .....................       N         N            Y             Y            Y       Y - 30.0%
BT Equity 500 Index ........       N         N            Y             Y            Y       Y - 30.0%
EQ/Evergreen ...............       N         N            N             Y            Y       Y - 33.3%
EQ/Evergreen
 Foundation ................       N         N            Y             Y            Y       Y - 33.3%
EQ/Alliance Premier
 Growth ....................       N         N            Y             Y            N       Y - 25.0%
Capital Guardian
 Research ..................       N         N            Y             Y            N       Y-33.3%
Capital Guardian U.S.
 Equity ....................       N         N            Y             Y            N       Y-33.3%
Capital Guardian
 International .............       Y         N            Y             Y            N       Y-33.3%
Calvert Socially
 Responsible ...............       N         N            Y             Y            Y       Y-33.3%
EQ/AXP New
 Dimensions ................       Y         Y            Y             Y            Y        Y-30%
EQ/AXP Strategy
 Aggressive ................       Y         Y            Y             Y            Y        Y-30%
EQ/Mid Cap .................       Y         Y            Y             Y            Y        Y-30%
EQ/Janus Large Cap
 Growth Portfolio ..........               Y-10%                        Y            Y        Y-25%

                              SHORT SALES      SMALL                                                       ZERO
                                AGAINST-      COMPANY    STRUCTURED      SWAP     U.S. GOV'T              COUPON
PORTFOLIO                       THE-BOX     SECURITIES    NOTES(A)    TRANS.(A)   SECURITIES   WARRANTS   BONDS
---------------------------- ------------- ------------ ------------ ----------- ------------ ---------- -------
Warburg Pincus Small
 Company Value .............       Y             Y            N           N            Y           Y        N
Mercury World Strategy .....       N             N            N           N            Y           Y        N
Mercury Basic Value
 Equity ....................       N             N            N           N            Y           Y        N
Lazard Large Cap Value .....       N             N            N           N            Y           Y        N
Lazard Small Cap Value .....       N             Y            N           N            Y           Y        N
J.P. Morgan Core Bond ......       Y             N            N           Y            Y           Y        Y
BT Small Company
 Index .....................       N             Y            N           N            Y           Y        N
BT International Equity
 Index .....................       N             N            N           Y            Y           Y        N
BT Equity 500 Index ........       N             N            N           N            Y           Y        N
EQ/Evergreen ...............       Y             Y            N           N            Y           Y        N
EQ/Evergreen
 Foundation ................       N             N            N           N            Y           Y        N
EQ/Alliance Premier
 Growth ....................       N             N            N           N            Y           Y        N
Capital Guardian
 Research ..................       N             Y            N           N            Y           Y        N
Capital Guardian U.S.
 Equity ....................       N             Y            N           N            Y           Y        N
Capital Guardian
 International .............       N             Y            N           N            Y           Y        N
Calvert Socially
 Responsible ...............       Y             Y            Y           Y            Y           Y        Y
EQ/AXP New
 Dimensions ................       N             Y            Y           Y            Y           Y        Y
EQ/AXP Strategy
 Aggressive ................       N             Y            Y           Y            Y           Y        Y
EQ/Mid Cap .................       Y             Y            Y           Y            Y           Y        Y
EQ/Janus Large Cap
 Growth Portfolio ..........       Y             Y            Y           Y            Y           Y      Y-10%


-------
(A) Considered a derivative security.
(B) Considered a foreign security.
(C) Written options must be "covered."
(D) Certain mortgages are considered derivatives.
(E) May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets).

                                  APPENDIX B


DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by Standard & Poor's. Commercial paper rated A-1 by Standard & Poor's has the following characteristics:

    o   liquidity ratios are adequate to meet cash requirements;

    o   long-term senior debt is rated "A" or better;

    o   the issuer has access to at least two additional channels of borrowing;

    o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

    o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

    o   the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by Standard & Poor's to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

    o   evaluation of the management of the issuer;

    o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

    o evaluation of the issuer's products in relation to competition and customer acceptance;

    o   liquidity;

    o   amount and quality of long-term debt;

    o   trend of earnings over a period of ten years;

    o financial strength of parent company and the relationships which exist with the issuer; and

    o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

Standard & Poor's ratings are as follows:

    o Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    o Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

    o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

    o The rating C1 is reserved for income bonds on which no interest is being paid.

    o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to Ccc may be modified by the addition of a plus (+) or minus (--) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

    o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

    o Bonds which are rated A possess many favorably investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

    o Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    o Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    o Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

    o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)(1)        Agreement and Declaration of Trust.(1)

(a)(2)        Amended and Restated Agreement and Declaration of Trust.(2)

(a)(3)        Certificate of Trust.(1)

(a)(4)        Certificate of Amendment.(2)

(b)(1)(i)     By-Laws of the Trust.(1)

(c)(1)(ii)    None other than Exhibit (a)(2) and (b)(1)(i).

(d)           Investment Advisory Contracts

(d)(1)(i) Investment Management Agreement between EQ Advisors Trust ("Trust") and EQ Financial Consultants, Inc. ("EQFC") dated April 14, 1997.(4)

(d)(1)(ii) Amendment No. 1, dated December 9, 1997 to Investment Management Agreement between the Trust and EQFC dated April 14, 1997.(7)

(d)(1)(iii) Amendment No. 2, dated as of December 31, 1998 to Investment Management Agreement between the Trust and EQFC dated April 14, 1997.(11)

(d)(1)(iv) Form of Amendment No. 3, dated as of April 30, 1999, to Investment Management Agreement between the Trust and EQFC.(11)

(d)(1)(v) Form of Amendment No. 4, dated as of August 30, 1999, to Investment Management Agreement between the Trust and EQFC.(12)

(d)(1)(vi) Amended and Restated Investment Management Agreement, dated as of May 1, 2000, between the Trust and The Equitable Life Assurance Society of the United States ("Equitable"). (15)


(d)(1)(vii) Amendment No. 1 to Amended and Restated Investment Management Agreement dated May 1, 2000 between the Trust and Equitable. (16)


(d)(2) Investment Advisory Agreement between EQFC and T. Rowe Price Associates, Inc. dated April 1997.(4)

(d)(3) Investment Advisory Agreement between EQFC and Rowe Price-Fleming International, Inc. dated April 1997.(4)

(d)(4) Investment Advisory Agreement between EQFC and Putnam Investment Management, Inc. dated April 1997.(4)

(d)(5)(i) Investment Advisory Agreement between EQFC and Massachusetts Financial Services Company ("MFS") dated April 1997.(4)

(d)(5)(ii) Amendment No. 1, dated as of December 31, 1998 to Investment Advisory Agreement by and between EQFC and MFS dated April 1997.
              (11)

(d)(5)(iii) Amendment No. 2, dated as of May 1, 2000 to Investment Advisory Agreement between Equitable and MFS dated April 1997. (14)

(d)(6) Investment Advisory Agreement between EQFC and Morgan Stanley Asset Management Inc. dated April 1997.(4)

(d)(7) Investment Advisory Agreement between EQFC and Merrill Lynch Asset Management, L.P. dated April 1997.(4)

(d)(8)        Investment Advisory Agreement between EQFC and Lazard Freres & Co.
              LLC dated December 9, 1997.(7)

(d)(9) Investment Advisory Agreement between EQFC and J.P. Morgan Investment Management, Inc. dated December 9, 1997.(7)

(d)(10) Investment Advisory Agreement between EQFC and Credit Suisse Asset Management, LLC, dated as of July 1, 1999.(12)

(d)(11) Investment Advisory Agreement between EQFC and Evergreen Asset Management Corp., dated as of December 31, 1998.(11)

(d)(12)(i) Form of Investment Advisory Agreement between EQFC and Alliance Capital Management L.P. ("Alliance") dated as of April 30, 1999.(11)

(d)(12)(ii) Amendment No. 1, dated as of October 1, 1999 to Investment Advisory Agreement by and between EQFC and Alliance, dated as of April 30, 1999. (14)

(d)(12)(iii)  Amendment No. 2, as of dated May 1, 2000 to Investment Advisory
              Agreement by and between Equitable and Alliance, dated as of May 1, 2000. (15)

(d)(13) Investment Advisory Agreement between EQFC and Capital Guardian Trust Company, dated as of May 1, 1999.(11)

(d)(13)(i) Amendment No. 1, dated as of May 1, 2000 to Investment Advisory Agreement between Equitable and Capital Guardian Trust Company, dated May 1, 1999. (15)

(d)(14) Investment Advisory Agreement between EQFC and Calvert Asset Management Company, Inc., dated as of August 30, 1999.(12)

(d)(15) Investment Advisory Agreement between EQFC and Brown Capital Management, dated as of August 30, 1999.(12)

(d)(16) Investment Advisory Agreement between EQFC and Bankers Trust Company dated as of December 9, 1997. (7)


(d)(17) Investment Advisory Agreement between Equitable and Prudential Investment Fund Management LLC and Jennison Associates LLC, dated as of May 15, 2000.

(d)(18) Investment Advisory Agreement between Equitable and American Express Financial Corporation.(16)

(d)(19) Investment Advisory Agreement between Equitable and Fidelity Management & Research Company.(16)

(d)(20) Investment Advisory Agreement between Equitable and Janus Capital Corporation.(16)


(e)           Underwriting Contracts

(e)(1)(i) Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(4)

(e)(1)(ii) Amendment No. 1 dated December 9, 1997 to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(7)

(e)(1)(iii) Amendment No. 2 dated as of December 31, 1998 to the Distribution Agreement between the Trust and EQFC with respect to the Class 1A shares dated April 14, 1997.(11)

(e)(1)(iv) Form of Amendment No. 3 dated as of April 30, 1999 to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(11)

(e)(1)(v) Amendment No. 4 dated as of August 30, 1999 to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(14)

(e)(1)(vi) Amendment No. 5 dated as of May 1, 2000 to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(14)


(e)(1)(vii) Amendment No. 6 to the Distribution Agreement between the Trust and AXA Advisors with respect to Class IA shares. (16)


(e)(2)(i) Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(4)

(e)(2)(ii) Amendment No. 1 dated December 9, 1997 to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(7)

(e)(2)(iii) Amendment No. 2 dated as of December 31, 1998 to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(11)

(e)(2)(iv) Form of Amendment No. 3 dated as of April 30, 1999 to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(11)

(e)(2)(v) Amendment No. 4 dated as of August 30, 1999 to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(14)

(e)(2)(vi) Amendment No. 5 dated as of May 1, 2000 to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.(14)


(e)(2)(vii) Amendment No. 6 to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997. (16)

(e)(3)(i) Distribution Agreement between the Trust and Equitable Distributors, Inc. ("EDI") with respect to the Class IA shares dated April 14, 1997.(4)

(e)(3)(ii) Amendment No. 1 dated December 9, 1997 to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(7)

(e)(3)(iii) Amendment No. 2 dated as of December 31, 1998 to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(11)

(e)(3)(iv) Form of Amendment No. 3 dated as of April 30, 1999 to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(11)

(e)(3)(v) Amendment No. 4 dated as of August 30, 1999 to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(14)

(e)(3)(vi) Amendment No. 5 dated as of May 1, 2000 to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997. (14)


(e)(3)(vii) Amendment No. 6 to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(16)


(e)(4)(i) Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(4)

(e)(4)(ii) Amendment No. 1 dated December 9, 1997 to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(7)

(e)(4)(iii) Amendment No. 2 dated as of December 31, 1998 to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(11)

(e)(4)(iv) Form of Amendment No. 3 dated as of April 30, 1999 to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(11)

(e)(4)(v) Amendment No. 4 dated as of August 30, 1999 to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(14)

(e)(4)(vi) Amendment No. 5 dated as of May 1, 2000 to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997. (14)


(e)(4)(vii) Amendment No. 6 to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(16)


(f)           Form of Deferred Compensation Plan.(3)

(g)           Custodian Agreements

(g)(1)(i) Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997 and Global Custody Rider.(4)

(g)(1)(ii) Amendment No. 1 dated December 9, 1997 to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(7)

(g)(1)(iii) Amendment No. 2 dated as of December 31, 1998 to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(11)

(g)(1)(iv) Form of Amendment No. 3 dated as of April 30, 1999 to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(11)

(g)(1)(v) Form of Amendment No. 4 dated as of August 30, 1999 to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(14)

(g)(1)(vi) Form of Amendment No. 5 dated as of May 1, 2000 to the Custodian Agreement between the Trust and the Chase Manhattan Bank dated April 17, 1997.(14)


(g)(1)(vii) Amendment No. 6 to the Custodian Agreement between the Trust and the Chase Manhattan Bank dated April 17, 1997.(16)


(g)(2)(i) Amended and Restated Global Custody Rider to the Domestic Custody Agreement for Mutual Funds between the Chase Manhattan Bank and the Trust dated August 31, 1998.(11)

(h)           Other Material Contracts

(h)(1)(i) Mutual Fund Services Agreement between the Trust and Chase Global Funds Services Company dated April 25, 1997.(4)

(h)(1)(ii) Form of Mutual Fund Services Agreement between the Trust and Equitable dated May 1, 2000. (14)

(h)(2)(i) Amended and Restated Expense Limitation Agreement between the Trust and EQFC dated March 3, 1998.(8)

(h)(2)(ii) Amended and Restated Expense Limitation Agreement by and between EQFC and the Trust dated as of December 31, 1998.(11)

(h)(2)(iii) Amended and Restated Expense Limitation Agreement between EQFC and The Trust dated as of May 1, 1999.(11)

(h)(2)(iv) Amendment No. 1 dated as of August 30, 1999, to the Amended and Restated Expense Limitation Agreement between EQFC and the Trust dated as of May 1, 1999. (14)

(h)(2)(v) Second Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2000.(14)


(h)(2)(vi) Amendment No. 1 to the Amended and Restated Expense Limitation Agreement between Equitable and the Trust.(16)


(h)(3)(i) Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of each series of the Trust except for the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, the JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio and EQ Financial Consultants, Inc. dated April 14, 1997.(4)

(h)(3)(ii) Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio and EQ Financial Consultants, Inc. dated December 9, 1997.(7)

(h)(3)(iii) Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of the MFS Income with Growth Portfolio, EQ/Evergreen Foundation Portfolio and EQ/Evergreen Portfolio dated December 31, 1998.(11)

(h)(4)(i) Participation Agreement by and among the Trust, Equitable, Equitable Distributors, Inc., and EQFC dated April 14, 1997.(4)

(h)(4)(ii) Amendment No. 1 dated December 9, 1997 to the Participation Agreement by and among the Trust, Equitable, Equitable Distributors, Inc., and EQFC dated April 14, 1997.(7)

(h)(4)(iii) Amendment No. 2 dated as of December 31, 1998 to the Participation Agreement by and among the Trust, Equitable, Equitable Distributors, Inc., and EQFC dated April 14, 1997.(11)

(h)(4)(iv) Form of Amendment No. 3 dated as of April 30, 1999 to the Participation Agreement among the Trust, Equitable, Equitable Distributors, Inc., and EQFC dated April 14, 1997.(11)

(h)(4)(v) Form of Amendment No.4 dated as of October 18, 1999 to the Participation Agreement among the Trust, Equitable, Equitable Distributors, Inc., and AXA Advisors dated April 14, 1997.(14)

(h)(4)(vi) Form of Amendment No. 5 dated as of May 1, 2000 to the Participation Agreement among the Trust, Equitable, Equitable Distributors, Inc. and AXA Advisors dated April 14, 1997. (15)

(h)(4)(vii) Amendment No. 6 to the Participation Agreement among the Trust, Equitable, EDI and AXA Advisors.(16)

(h)(5) Retirement Plan Participation Agreement dated December 1, 1998 among the Trust, EQFC, with The Equitable Investment Plan for Employees, Managers and Agents and Equitable.(11)

(h)(5)(i) Form of Amendment No. 1 to the Retirement Plan Participation Agreement dated April 30, 1999 among the Trust, EQFC, with The Equitable Investment Plan for Employees, Managers and Agents and Equitable.(11)

(h)(6) License Agreement Relating to Use of Name between Merrill Lynch & Co., Inc., and the Trust dated April 28, 1997.(4)

(i)(1) Opinion and Consent of Katten Muchin & Zavis regarding the legality of the securities being registered.(1)

(i)(2) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, and JPM Core Bond Portfolio.(5)

(i)(3) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio.(6)

(i)(4) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Evergreen Foundation Portfolio, EQ/Evergreen Portfolio, and MFS Growth with Income Portfolio.(9)

(i)(5) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Alliance Premier Growth Portfolio, EQ/Capital Research Portfolio, EQ/Capital U.S. Equities Portfolio and EQ/Capital International Equities Portfolio.(10)

(i)(6) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Alliance Money Market Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance Quality Bond Portfolio, Alliance High Yield Portfolio, Alliance Balanced Portfolio, Alliance Conservative Investors Portfolio, Alliance Growth Investors Portfolio, Alliance Common Stock Portfolio, Alliance Equity Index Portfolio, Alliance Growth and Income Portfolio, Alliance Aggressive Stock Portfolio, Alliance Small Cap Growth Portfolio, Alliance Global Portfolio, Alliance International Portfolio and the Calvert Socially Responsible Portfolio.(12)

(i)(7) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Alliance Technology Portfolio. (15)


(i)(8) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/AXP New Dimensions Portfolio, EQ/AXP Strategy Aggressive Portfolio, EQ/Janus Large Cap Growth Portfolio and EQ/Mid Cap Portfolio. (16)

(j)           Consent of PricewaterhouseCoopers LLP, Independent Public
              Accountants. (16)


(k)           None

(l)           Stock Subscription Agreement between the Trust, on behalf of the
              T. Rowe Price Equity Income Portfolio, and Separate Account FP.(3)

(m) Distribution Plan Pursuant to Rule 12b-1 for the Trust's Class IB shares.(4)

(n)           Plan Pursuant to Rule 18f-3 under the 1940 Act.(4)

(p)           Codes of Ethics

(p)(1) Code of Ethics of the Trust, AXA Advisors, LLC and Equitable Distributors. (15)

(p)(2) Code of Ethics of Alliance Capital Management, L.P., dated August 1999. (15)

(p)(3)        Code of Ethics of Bankers Trust/Deutsche Bank. (15)

(p)(4) Code of Ethics of Brown Capital Management, Inc., dated February 10, 1994. (15)

(p)(5)        Code of Ethics of Calvert Asset Management Company, Inc. (15)

(p)(6)        Code of Ethics of Capital Guardian Trust Company. (15)

(p)(7) Code of Ethics of Evergreen Asset Management, Corp., dated December 17, 1999. (15)

(p)(8)        Code of Ethics of J.P. Morgan Investment Management, Inc.(15)

(p)(9) Code of Ethics of Lazard Asset Management, as revised September 27, 1999.(15)

(p)(10) Code of Ethics of Massachusetts Financial Services Company, dated March 1, 2000.(15)

(p)(11)       Code of Ethics of Merrill Lynch Asset Management Group.(15)

(p)(12)       Code of Ethics of Morgan Stanley Asset Management.(15)

(p)(13)       Code of Ethics of Putnam Investment Management.(15)

(p)(14)(i) Code of Ethics of Rowe Price Fleming International, dated March 1999.(15)

(p)(14)(ii) Code of Ethics of T. Rowe Price Associates, Inc., effective March 1, 2000.(15)

(p)(15) Code of Ethics of Warburg Pincus Asset Management/Credit Suisse Asset Management, dated March 1, 2000.(15)

(p)(16)(i)    Code of Ethics of Prudential Investments Fund Management, LLC.(15)

(p)(16)(ii) Code of Ethics of Jennison Associates LLC, as amended December 6, 1999.(15)


(p)(17)       Code of Ethics of American Express Financial Corporation.(16)

(p)(18)       Code of Ethics of Fidelity Management & Research Company.(16)

(p)(19)       Code of Ethics of Janus Capital Corporation.(16)


Other Exhibits:

              Power of Attorney.(3)

              Power of Attorney for Michael Hegarty.(8)

              Power of Attorney for Steven M. Joenk.(12)

              Power of Attorney for Theodossios (Ted) Athanassiades. (15)


              Power of Attorney for David W. Fox.

              Power of Attorney for Gary S. Schpero.



---------------
1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).

2. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).

3. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).

4. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).

5. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 15, 1997 (File No. 333-17217).

6. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 31, 1997 (File No. 333-17217).

7. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 29, 1997 (File No. 333-17217).

8. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on March 5, 1998 (File No. 333-17217).

9. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 15, 1998 (File No. 333-17217).

10. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on February 16, 1999 (File No. 333-17217).

11. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on April 29, 1999 (File No. 333-17217).

12. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on August 30, 1999 (File No. 333-17217).

13. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on February 1, 2000 (File No. 333-17217).

14. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on February 16, 2000 (File No. 333-17217).

15. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on April 21, 2000 (File No. 333-17217).


16.      To be filed by amendment.


ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST

         The Equitable Life Assurance Society of the United States ("Equitable") controls the Trust by virtue of its ownership of more than 99% of the Trust's shares as of April 17, 2000. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters. The Trust may in the future offer its shares to insurance companies unaffiliated with Equitable.

         On July 22, 1992, Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time Equitable became a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"). AXA Financial continues to own 100% of Equitable's common stock as well as approximately 70% of the common stock of Donaldson, Lufkin & Jenrette, Inc., a registered broker-dealer.

         AXA is the largest shareholder of AXA Financial. On April 17, 2000, AXA owned, directly or indirectly through its affiliates, 60% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investing banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area..

ITEM 25.      INDEMNIFICATION

         Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust") and By-Laws.

         Article VII, Section 2 of the Trust's Declaration of Trust of the Trust ("Trust") states, in relevant part, that a "Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws."
Article VII, Section 4 of the Trust's Declaration of Trust further states, in relevant part, that the "Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust."

         Article VI, Section 2 of the Trust's By-Laws states, in relevant part, that "[s]ubject to the exceptions and limitations contained in Section 3 of this
Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent." Article VI,
Section 3 of the Trust's By-Laws further states, in relevant part, that "[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged." Article VI, Section 4 of the Trust's By-Laws also states that the "rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party's] heirs, executors and administrators."

         UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF THE MANAGER AND ADVISERS

The description of AXA Advisors under the caption of "Management of the Trust" in the Prospectus and under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

The information as to the directors and officers of AXA Advisors is set forth in AXA Advisors' Form ADV filed with the Securities and Exchange Commission on July 1, 1996 (File No. 801-14065) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of T. Rowe Price Associates, Inc., is set forth in T. Rowe Price Associates, Inc.'s Form ADV filed with the Securities and Exchange Commission on March 31, 1997 (File No. 801-00856) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Rowe Price-Fleming International, Inc. is set forth in Rowe Price-Fleming International, Inc.'s Form ADV filed with the Securities and Exchange Commission on March 31, 1997 (File No. 801-14713) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Putnam Investment Management, Inc. is set forth in Putnam Investment Management, Inc.'s Form ADV filed with the Securities and Exchange Commission on April 2, 1996 (File No. 801-07974) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Massachusetts Financial Services Company is set forth in Massachusetts Financial Services Company's Form ADV filed with the Securities and Exchange Commission on March 31, 1998 (File No. 801-17352) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Morgan Stanley Asset Management Inc. is set forth in Morgan Stanley Asset Management Inc.'s Form ADV filed with the Securities and Exchange Commission on August 1, 1997 (File No. 801-15757) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Warburg Pincus Asset Management is set forth in Warburg Pincus Asset Management, Inc.'s Form ADV filed with the Securities and Exchange Commission on March 31, 1997 (File No. 801-07321) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Fund Asset Management, L.P. is set forth in Merrill Lynch Asset Management, L.P.'s Form ADV filed with the Securities and Exchange Commission on March 25, 1998 (File No. 801-11583) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Lazard Asset Management (a division of Lazard Freres & Co. LLC) is set forth in Lazard Freres & Co. LLC's Form ADV filed with the Securities and Exchange Commission on June 9, 1997 (File No. 801-6568) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of J. P. Morgan Investment Management Inc. is set forth in J.P. Morgan Investment Management Inc.'s Form ADV filed with the Securities and Exchange Commission on March 27, 1998 (File No. 801-21011) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Evergreen Asset Management Corp. is set forth in Evergreen Asset Management Corp.'s Form ADV filed with the Securities and Exchange Commission on March 31, 1998 (File No. 801-46522) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., is set forth in Alliance Capital Management Corporation's Form ADV filed with the SEC on April 21, 1998 (File No. 801-32361) and as amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Calvert Asset Management Company, Inc. is set forth in Calvert Asset Management Company's Form ADV filed with the Securities and Exchange Commission on May 12, 1999 (File No. 801-17044) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Brown Capital Management is set forth in Brown Capital Management's Form ADV filed with the Securities and Exchange Commission on May 30, 1995 (File No. 801-19287) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Prudential Investments Fund Management LLC is set forth in Prudential Investments Fund Management LLC's Form ADV filed with the Securities and Exchange Commission on November 29, 1999 (File No. 801-31104) and as amended through the dated hereof, is incorporated by reference.

The information as to the directors and officers of Jennison Associates LLC is set forth in Jennison Associates LLC's Form ADV filed with the Securities and Exchange Commission on July 22, 1999 (File No. 801-5608) and as amended through the date hereof, is incorporated by reference.


The information as to the directors and officers of Fidelity Management and Research Company is set forth in Fidelity Management & Research Company's Form ADV filed with the Securities and Exchange Commission on March 31, 2000 (File No. 801-7884) and as amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of American Express Financial Corporation is set forth in American Express Financial Corporation's Form ADV filed with the Securities and Exchange Commission on March 16, 2000 (File No. 801-14721) and as amended through the date hereof, is incorporated by reference.

Information as to the directors and officers of Janus Capital Corporation will be filed by Amendment.


THE INFORMATION AS TO THE DIRECTORS AND OFFICERS OF BANKERS TRUST COMPANY IS SET FORTH BELOW. TO THE KNOWLEDGE OF THE TRUST, NONE OF THE DIRECTORS OR OFFICERS OF BANKERS TRUST, EXCEPT THOSE SET FORTH BELOW, IS OR HAS BEEN AT ANYTIME DURING THE PAST TWO FISCAL YEARS ENGAGED IN ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE, EXCEPT THAT CERTAIN DIRECTORS AND OFFICERS ALSO HOLD VARIOUS POSITIONS WITH AND ENGAGE IN BUSINESS FOR BANKERS TRUST NEW YORK CORPORATION. SET FORTH BELOW ARE THE NAMES AND PRINCIPAL BUSINESSES OF THE DIRECTORS AND OFFICERS OF BANKERS TRUST WHO ARE OR DURING THE PAST TWO FISCAL YEARS HAVE BEEN ENGAGED IN ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE.

These persons may be contacted c/o Bankers Trust Company, 130 Liberty Street, New York, New York 10006.

Josef Ackermann, Chairman of the Board, Chief Executive Officer and President of Bankers Trust Company and Bankers Trust Corporation. Member of the Board, Deutsche Bank AG. Chairman of the Supervisory Board, Deutsche Bank Luxembourg S.A., and a Member Supervisory Board of the following organizations; Eurex Frankfurt AG, Eurex Zurich AG, Linde AG, Stora Enso Oyj and Mannesmann AG, Director of Deutsche Bank Americas Holding Corp.

Hans H. Angermueller, Director of Bankers Trust Company and Bankers Trust Corporation. Counsel, Shearman & Sterling.

George B. Beitzel, Director of Bankers Trust Company and Bankers Trust Corporation. [Director of Various Corporations. Retired Senior Vice President and Director, International Business Machines Corporation.] Also a director of Computer Task Group and Staff Leasing; Chairman Emeritus of Amherst College; and Chairman of The Colonial Williamsburg Foundation.

William R. Howell, Director of Bankers Trust Company and Bankers Trust Corporation. Chairman Emeritus, J.C. Penney Company, Inc. Also a director of Exxon Corporation, Haliburton Company, Warner-Lambert Company, and The Williams Companies, Inc. Member of the American Society of Corporation Executives, Beta Gamma Sigma, Directors Table, the Business Council, Delta Sigma Pi, University of Oklahoma, Dean's Advisory Board, College of Business Administration. Chairman of Southern Methodist University Board of Trustees.

Hermann-Josef Lamberti, Director of Bankers Trust Company and Director and Vice Chairman Bankers Trust Corporation. Executive Vice President of Deutsche Bank AG; Board member of Euroclear plc (London) and Euroclear sc. (Brussels); and a Supervisory Board Member of GZS (Frankfurt) and European Transaction Bank (e.t.b.) and Director of Deutsche Bank Americas Holding Corp.

Troland S. Link, Managing Director and General Counsel of Bankers Trust Company. General Counsel of Bankers Trust Corporation. General Counsel of Deutsche Bank North America.

Rodney A. McLauchlan, Executive Vice President of Bankers Trust Corporation and Bankers Trust Company.

John A. Ross, President and Director of Bankers Trust Company and Bankers Trust Corporation. Chief Executive Officer of the Americas, Deutsche Bank AG.; President and Chief Executive Officer, Deutsche Bank Americas Holding Corp. and Taunus Corporation; and a Board Member of the following; Deutsche Bank Securities, Inc., and DB Alex. Brown LLC.

Ronaldo H. Schmitz, Director of Bankers Trust Company and Bankers Trust Corporation. Member of the Board, Deutsche Bank AG; and non-executive Directorship of the following; Bertelsmann AG, Glaxo Wellcome plc and Rohm & Haas Co. and Director of Deutsche Bank Americas Holding Corp.

Mayo A. Shattuck, III, Vice Chairman Bankers Trust Corporation, Co-Chairman and Co-Chief Executive Officer of DB Alex, Brown LLC, Director, Bankers Trust International, plc, Alex. Brown & Sons Holdings Limited, Alex. Brown & Sons Limited, Alex. Brown Asset Management, Inc., Alex. Brown Capital Advisory, Incorporated and Investment Company Capital Corporation; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities Inc.; Director and President - AB Administrative Partner, Inc., ABFS I Incorporated, ABS Leasing Services Company, ABS MB Ltd., Alex. Brown Financial Corporation, Alex. Brown Financial Services Incorporated, Alex. Brown Investments Incorporated, Alex. Brown Management Services Inc. and Alex. Brown Mortgage Capital Corporation; and Director and Vice President, Alex. Brown & Sons Holdings Limited. Director, Constellation Holdings; President, South Street Aviation; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities.

THE INFORMATION AS TO THE DIRECTORS AND OFFICERS OF CAPITAL GUARDIAN TRUST COMPANY IS SET FORTH BELOW. TO THE KNOWLEDGE OF THE TRUST, NONE OF THE DIRECTORS OR OFFICERS OF CAPITAL GUARDIAN IS OR HAS BEEN AT ANYTIME DURING THE PAST TWO FISCAL YEARS ENGAGED IN ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE, EXCEPT AS SET FORTH BELOW.

These persons may be contacted c/o Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, California 90071.

-------------------------------------------------------------------------------
        NAME                        AFFILIATIONS WITHIN LAST TWO YEARS
-------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
        NAME                        AFFILIATIONS WITHIN LAST TWO YEARS
---------------------------------------------------------------------------------------
Timothy D. Amour          Director, Capital Guardian Trust Company, Capital Research
                          and Management Company and Capital Management Services,
                          Inc.; Chairman and Chief Executive Officer, Capital
                          Research Company.
---------------------------------------------------------------------------------------
Donnalisa Barnum          Senior Vice President, Capital Guardian Trust Company; Vice
                          President, Capital International, Inc. and Capital
                          International Limited.
---------------------------------------------------------------------------------------
Andrew F. Barth           Director, Capital Guardian Trust Company and, Capital
                          Research and Management Company; Director and Research
                          Director, Capital International Research, Inc.; President,
                          Capital Guardian Research Company; Formerly Director and
                          Executive Vice President, Capital Guardian Research
                          Company.
---------------------------------------------------------------------------------------
Michael D. Beckman        Senior Vice President, Treasurer and Director, Capital
                          Guardian Trust Company; Director, Capital Guardian Trust
                          Company of Nevada; Treasurer, Capital International
                          Research, Inc. and Capital Guardian Research Company;
                          Director and Treasurer, Capital Guardian (Canada), Inc.;
                          Formerly Chairman and Director, Capital International Asia
                          Pacific Management Company.
---------------------------------------------------------------------------------------
Michael A. Burik          Senior Counsel, The Capital Group Companies, Inc.; Senior
                          Vice President, Capital Guardian Trust Company.
---------------------------------------------------------------------------------------
Elizabeth A. Burns        Senior Vice President, Capital Guardian Trust Company.
---------------------------------------------------------------------------------------
Larry P. Clemmensen       Director, Capital Guardian Trust Company and American Funds
                          Distributors, Inc.; Chairman and Director, American Funds
                          Service Company; Director and President, The Capital Group
                          Companies, Inc. and Capital Management Services, Inc.;
                          Senior Vice President and Director, Capital Research and
                          Management Company, Treasurer, Capital Strategy, Inc.
---------------------------------------------------------------------------------------
Kevin G. Clifford         Director and President, American Funds Distributors, Inc.;
                          Director, Capital Guardian Trust Company
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
        NAME                        AFFILIATIONS WITHIN LAST TWO YEARS
---------------------------------------------------------------------------------------
Roberta A. Conroy         Senior Vice President, Director and Counsel, Capital
                          Guardian Trust Company; Senior Vice President and
                          Secretary, Capital International, Inc.; Assistant General
                          Counsel, The Capital Group Companies, Inc., Secretary,
                          Capital Guardian International, Inc.; Formerly, Secretary,
                          Capital Management Services, Inc.
---------------------------------------------------------------------------------------
John B. Emerson           Senior Vice President, Capital Guardian Trust Company;
                          Director, Capital Guardian Trust Company, a Nevada
                          Corporation.
---------------------------------------------------------------------------------------
Michael Ericksen          Senior Vice President, Capital Guardian Trust Company;
                          Director and Senior Vice President, Capital International
                          Limited.
---------------------------------------------------------------------------------------
David I. Fisher           Vice Chairman and Director, Capital International, Inc.,
                          Capital International Limited and Capital International
                          K.K.; Chairman and Director, Capital International S. A.
                          and Capital Guardian Trust Company; Director and President,
                          Capital International Limited (Bermuda); Director, The
                          Capital Group Companies, Inc., Capital International
                          Research, Inc., Capital Group Research, Inc. and Capital
                          Research and Management Company.
---------------------------------------------------------------------------------------
Richard N. Havas          Senior Vice President, Capital Guardian Trust Company,
                          Capital International, Inc. and Capital International
                          Limited; Director and Senior Vice President, Capital
                          International Research, Inc.; Director and Senior Vice
                          President Capital Guardian (Canada), Inc.
---------------------------------------------------------------------------------------
Frederick M. Hughes, Jr.  Senior Vice President, Capital Guardian Trust Company.
---------------------------------------------------------------------------------------
William H. Hurt           Senior Vice President and Director, Capital Guardian Trust
                          Company; Chairman and Director, Capital Guardian Trust
                          Company, a Nevada Corporation and Capital Strategy
                          Research, Inc.; Formerly, Director, The Capital Group
                          Companies, Inc.
---------------------------------------------------------------------------------------
Peter C. Kelly            Senior Vice President, Capital Guardian Trust Company;
                          Assistant General Counsel, The Capital Group Companies,
                          Inc.; Director and Senior Vice President, Capital
                          International, Inc.
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
        NAME                        AFFILIATIONS WITHIN LAST TWO YEARS
---------------------------------------------------------------------------------------
Robert G. Kirby           Chairman Emeritus, Capital Guardian Trust Company; Senior
                          Partner, The Capital Group Companies, Inc.
---------------------------------------------------------------------------------------
Nancy J. Kyle             Senior Vice President and Director, Capital Guardian Trust
                          Company; President and Director, Capital Guardian (Canada),
                          Inc.
---------------------------------------------------------------------------------------
Karin L. Larson           Director, The Capital Group Companies, Inc., Capital
                          Group Research, Inc., Capital Guardian Trust Company,
                          Director and Chairman, Capital Guardian Research Company
                          and Capital International Research, Inc., Formerly,
                          Director and Senior Vice President , Capital Guardian
                          Research Company.
---------------------------------------------------------------------------------------
James R. Mulally          Senior Vice President and Director, Capital Guardian Trust
                          Company; Senior Vice President, Capital International
                          Limited; Vice President, Capital Research Company; Formerly,
                          Director, Capital Guardian Research Company.
---------------------------------------------------------------------------------------
Shelby Notkin             Senior Vice President, Capital Guardian Trust Company;
                          Director, Capital Guardian Trust Company, a Nevada
                          Corporation.
---------------------------------------------------------------------------------------
Mary M. O'Hern            Senior Vice President, Capital Guardian Trust Company and
                          Capital International Limited; Vice President, Capital
                          International, Inc.
---------------------------------------------------------------------------------------
Jeffrey C. Paster         Senior Vice President, Capital Guardian Trust Company.
---------------------------------------------------------------------------------------
Robert V. Pennington      Senior Vice President, Capital Guardian Trust Company;
                          President and Director Capital Guardian Trust Company, a
                          Nevada Corporation Company.
---------------------------------------------------------------------------------------
Jason M. Pilalas          Director, Capital Guardian Trust Company; Senior Vice
                          President and Director, Capital International Research,
                          Inc.; Formerly, Director and Senior Vice President,
                          Capital Guardian Research Company.
---------------------------------------------------------------------------------------
Robert Ronus              President and Director, Capital Guardian Trust Company;
                          Chairman and Director, Capital Guardian (Canada), Inc.,
                          Director, Capital International, Inc. and Capital Guardian
                          Research Company; Senior Vice President, Capital
                          International, Inc.; Capital International Limited and
                          Capital International S.A.; Formerly, Chairman, Capital
                          Guardian International Research Company and Director,
                          Capital International, Inc.
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
        NAME                        AFFILIATIONS WITHIN LAST TWO YEARS
---------------------------------------------------------------------------------------
James F. Rothenberg       Director, American Funds Distributors, Inc., American Funds
                          Service Company, The Capital Group Companies, Inc., Capital
                          Group Research, Inc., Capital Guardian Trust Company and
                          Capital Management Services, Inc.; Director and President,
                          Capital Research and Management, Inc.; Formerly, Director
                          of Capital Guardian Trust Company, a  Nevada Corporation,
                          and Capital Research Company.
---------------------------------------------------------------------------------------
Theodore R. Samuels       Senior Vice President and Director, Capital Guardian Trust
                          Company; Director, Capital International Research, Inc.;
                          Formerly, Director, Capital Guardian Research Company
---------------------------------------------------------------------------------------
Lionel A. Sauvage         Senior Vice President, Capital Guardian Trust Company;
                          Vice President, Capital International Research, Inc.;
                          Formerly, Director, Capital Guardian Research Company.
---------------------------------------------------------------------------------------
John H. Seiter            Executive Vice President and Director, Capital Guardian
                          Trust Company; Senior Vice President, Capital Group
                          International, Inc.; and Vice President, The Capital Group
                          Companies, Inc.
---------------------------------------------------------------------------------------
Karen Skinner-Twoney      Vice President, Capital Guardian Trust Company; Director,
                          Vice President and Treasurer, Capital Guardian Trust Company,
                          a Nevada Corporation.
---------------------------------------------------------------------------------------
Eugene P. Stein           Executive Vice President and Director, Capital Guardian
                          Trust Company; Formerly, Director, Capital Guardian
                          Research Company.
---------------------------------------------------------------------------------------
Phil A. Swan              Senior Vice President, Capital Guardian Trust Company.
---------------------------------------------------------------------------------------
Shaw B. Wagener           Director, Capital Guardian Trust Company, Capital
                          International Asia Pacific Management Company S.A., Capital
                          Research and Management Company and Capital International
                          Management Company S.A.; President and Director, Capital
                          International, Inc.; Senior Vice President, Capital Group
                          International, Inc.
---------------------------------------------------------------------------------------
Joanne Weckbacher         Senior Vice President, Capital Guardian Trust Company.
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
        NAME                        AFFILIATIONS WITHIN LAST TWO YEARS
---------------------------------------------------------------------------------------
Eugene M. Waldron         Senior Vice President, Capital Guardian Trust Company.
---------------------------------------------------------------------------------------


ITEM 27. PRINCIPAL UNDERWRITERS.

         (a) AXA Advisors and Equitable Distributors, Inc. ("EDI") are the principal underwriters of the Trust's Class IA shares and Class IB shares. AXA Advisors also serves as a principal underwriter for the following entities:
Separate Account Nos. 45, 66 and 301 of Equitable; and Separate Accounts A, I and FP of Equitable. EDI serves as the principal underwriter for the Class IB shares of Separate Account No. 49 of Equitable.

         (b) Set forth below is certain information regarding the directors and officers of AXA Advisors and of EDI, the principal underwriters of the Trust's Class IA and Class IB shares. The business address of the persons whose names are preceded by a single asterisk is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by a double asterisk is 660 Newport Center Drive, Suite 1200, Newport Beach, CA 92660. Mr. Laughlin's business address is 1345 Avenue of the Americas, 39th Floor, New York, New York 10105. Mr. Kornweiss's business address is 4251 Crums Mill Road, Harrisburg, PA 17112. The business address of Mr. Bullen and Ms. Fazio is 200 Plaza Drive, Secaucus, New Jersey 07096.

=====================================================================================================================
                                                 AXA ADVISORS LLC
=====================================================================================================================
NAME AND PRINCIPAL                             POSITIONS AND OFFICES WITH AXA       POSITIONS AND OFFICES WITH THE
BUSINESS ADDRESS                               ADVISORS LLC                         TRUST
---------------------------------------------------------------------------------------------------------------------
DIRECTORS
*     Derry E. Bishop                          Director
      Harvey E. Blitz                          Director
      Michael J. Laughlin                      Director
      G. Patrick McGunagle                     Director                             Vice President
*     Michael S. Martin                        Director
*     Michael F. McNelis                       Director
*     Richard V. Silver                        Director
*     Mark R. Wutt                             Director
---------------------------------------------------------------------------------------------------------------------
OFFICERS
*     Michael S. Martin                        Chairman of the Board and Chief      Vice President
                                               Executive Officer
*     Michael F. McNelis                       President and Chief Operating
                                               Officer
*     Martin J. Telles                         Executive Vice President and Chief   Vice President
                                               Marketing Officer
*     Derry E. Bishop                          Executive Vice President
*     Harvey Blitz                             Executive Vice President             Chief Financial Officer and
                                                                                    Vice President
*     G. Patrick McGunagle                     Executive Vice President
*     Edward J. Hayes                          Executive Vice President
*     Craig A. Junkins                         Executive Vice President
*     Peter D. Noris                           Executive Vice President             President
*     Mark A. Silberman                        Senior Vice President and Chief
                                               Financial Officer
      Stephen T. Burnthall                     Senior Vice President


*     Richard Magaldi                          Senior Vice President
      Robert Schmidt                           Senior Vice President
      Cindy Schreiner                          Senior Vice President
      Catherine P. Earl                        Senior Vice President
      James P. Bordovitz                       Senior Vice President and
                                               General Counsel
*     Donna M. Dazzo                           First Vice President
*     John Bratten                             First Vice President
      Amy Franceschini                         First Vice President
      Anne Nussbaum                            First Vice President
      Philomena Scamardella                    First Vice President                 First Vice President
*     Michael Brzozowski                       Vice President and Compliance
                                               Director
*     Raymond T. Barry                         Vice President
*     Claire A. Comerford                      Vice President
*     Linda Funigiello                         Vice President
*     Mark Generales                           Vice President
      Mark D. Godofsky                         Vice President and Controller
*     Rosemary Magee                           Vice President
*     Michael McBryan                          Vice President
=====================================================================================================================

=====================================================================================================================
*     Bill Nestel                              Vice President
*     Laura A. Pellegrini                      Vice President
*     Dan Roebuck                              Vice President
*     Sid Smith                                Vice President
*     Don Wiley                                Vice President
      Beth Andreozzi                           Vice President
*     Mike Woodhead                            Vice President
      Greg Andonian                            Vice President
      Debra Brogan                             Vice President
      Randall Brown                            Vice President
      Louis Calabrese                          Vice President
      Joseph Carew                             Vice President
      Catherine Gentry                         Vice President
      Robert Hatton                            Vice President
      Michael Lanio                            Vice President
      John Mapes                               Vice President
      Frank Massa                              Vice President
      Sandi Narvaez                            Vice President
      Michael Ryniker                          Vice President
      Teresa M. West                           Vice President
      James Woodley                            Vice President
      Charlton Bulkin                          Vice President
      Mary Gabbett                             Vice President
*     Mary E. Cantwell                         Assistant Vice President             Vice President
*     Tom C. Gosnell                           Assistant Vice President
*     Ara Klidjian                             Secretary
*     John T. McCabe                           Assistant Vice President
*     Janet E. Hannon                          Secretary
*     Linda J. Galasso                         Assistant Secretary
      Francesca Divone                         Assistant Secretary
=====================================================================================================================

=====================================================================================================================
                                             EQUITABLE DISTRIBUTORS, INC.
=====================================================================================================================
                                               POSITIONS AND OFFICES WITH           POSITIONS AND OFFICES WITH THE
NAME AND PRINCIPAL BUSINESS ADDRESS            EQUITABLE DISTRIBUTORS, INC.         TRUST
---------------------------------------------------------------------------------------------------------------------
DIRECTORS

*     Edward J. Hayes                          Director
*     Jose S. Suquet                           Director
*     Charles Wilder                           Director
---------------------------------------------------------------------------------------------------------------------
OFFICERS

*     Jose S. Suquet                           Chairman of the Board
**    Patricia Miller                          Chief Executive Officer and
**    Alex MacGillivray                        President
**    Charles Wilder                           Chief Operating Officer
**    Hunter Allen                             Senior Vice President
*     Elizabeth Forget                         Senior Vice President
=====================================================================================================================

=====================================================================================================================
**    Al Haworth                               Senior Vice President
**    Stuart Hutchins                          Senior Vice President
**    Ken Jaffe                                Senior Vice President
**    Michael McDaniel                         Senior Vice President
**    Michael Dougherty                        Senior Vice President
      David Hughes                             Senior Vice President
      Norman J. Abrams                         Vice President and Counsel

*     Debora Buffington                        Vice President and Chief
                                               Compliance Officer
      Raymond T. Barry                         Vice President
**    Mark Brandenberger                       Vice President
      Anthony Llopis                           Vice President
      Partick O'shea                           Vice President and Chief
                                               Financial Officer
*     Ronald R. Quist                          Treasurer
*     Linda J. Galasso                         Secretary
      Van Rubiano                              President
      Michael Dibbert                          President
      Alex MacGillivray                        President
      Patrick Miller                           President
      Francesca Divone                         Assistant Secretary
=====================================================================================================================

         (c)      Inapplicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

         1211 Avenue of the Americas
         New York, New York 10036

(b)      With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant's
         Administrator:

         Chase Global Funds Services Company
         73 Tremont Street
         Boston, MA 02108

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Manager or Advisers:

Equitable                                               T. Rowe Price Associates, Inc.
1290 Avenue of the Americas                             100 East Pratt St.
New York, NY 10104                                      Baltimore, MD 21202

Rowe Price-Fleming International, Inc.                  Putnam Investment Management, Inc.
100 East Pratt Street                                   One Post Office Square
Baltimore, MD  21202                                    Boston, MA  02109

Massachusetts Financial Services Company                Fund Asset Management, L.P.
500 Boylston Street                                     800 Scudders Mill Road
Boston, MA  02116                                       Plainsboro, NJ  08543-9011

Warburg Pincus Asset Management, Inc.                   Morgan Stanley Asset Management Inc.
466 Lexington Avenue                                    1221 Avenue of the Americas
New York, NY  10017-3147                                New York, NY  10020

Lazard Asset Management                                 J.P Morgan Investment Management Inc.
30 Rockefeller Plaza                                    522 Fifth Avenue
New York, NY  10020                                     New York, NY  10036

Bankers Trust Company                                   Evergreen Asset Management Corp.
130 Liberty Street                                      1311 Mamaroneck Avenue, 2nd Floor
One Bankers Trust Plaza                                 White Plains, NY  10577
New York, NY  10006

Alliance Capital Management L.P.                        Capital Guardian Trust Company
1345 Avenue of the Americas                             11100 Santa Monica Boulevard
New York, NY  10105                                     17th Floor
                                                        Los Angeles, CA  90025

Calvert Asset Management Company, Inc.                  Brown Capital Management, Inc.
4550 Montgomery Avenue                                  1201 North Calvert Street
Suite 1000N                                             Baltimore, MD  21202
Bethesda, MD  20814

Prudential Investments Fund Management LLC              Jennison Associates LLC
100 Mulberry Street                                     466 Lexington Avenue
Gateway Center 3                                        New York, NY  10017
14th Floor
Newark, NJ  07102

Fidelity Management and Research Company                American Express Financial Corporation
82 Devonshire Street                                    80 South 8th Street
Boston MA  02109                                        Minneapolis MN  55440-0010

Janus Capital Corporation
100 Fillmore Street
Denver Colorado  80206-4928

ITEM 29.      MANAGEMENT SERVICES: None.

ITEM 30.      UNDERTAKINGS

                  Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, ("1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 17 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 26th day of May, 2000.


                                                 EQ ADVISORS TRUST


                                                 By:
                                                    ------------------------
                                                    Peter D. Noris
                                                    President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                                Title                                  Date
---------                                                -----                                  ----
                                                 President and Trustee                      May 26, 2000
------------------------------------
Peter D. Noris

                  *                                     Trustee                             May 26, 2000
------------------------------------
Michael Hegarty

                  *                                     Trustee                             May 26, 2000
------------------------------------
Jettie M. Edwards

                  *                                     Trustee                             May 26, 2000
------------------------------------
William M. Kearns, Jr.

                  *                                     Trustee                             May 26, 2000
------------------------------------
Christopher P.A. Komisarjevsky

                  *                                     Trustee                             May 26, 2000
------------------------------------
Theodossios (Ted) Athanassiades

                  *                                     Trustee                             May 26, 2000
------------------------------------
Harvey Rosenthal

                  *                                     Trustee                             May 26, 2000
------------------------------------
David W. Fox

                  *                                     Trustee                             May 26, 2000
------------------------------------
Gary S. Schpero

                  *                           Vice President and Chief                      May 26, 2000
------------------------------------             Financial Officer
Steven M. Joenk

*  By:
      -------------------------------
         Peter D. Noris
         (Attorney-in-Fact)

                                  EXHIBIT LIST



(d)(17) Investment Advisory Agreement between Equitable, Prudential Investments Fund Management LLC, and Jennison Associates LLC, dated as of May 15, 2000.

Other Exhibits:

              Power of Attorney for David W. Fox

              Power of Attorney for Gary S. Schpero